       Mutual Funds
[LOGO] For People                                              [BRICK]
       Who Pay
       Taxes



Semiannual Report February 29, 2000


                                                                Alabama

                                  EATON VANCE                   Arkansas

                                   MUNICIPALS                   Georgia

                                     TRUST                      Kentucky

                                                                Louisiana

                                          [LOGO]                Maryland

[HIGHWAY]                                                       Missouri

                                                                North Carolina

                                                                Oregon
[BRIDGE]
                                                                South Carolina

                                                                Tennessee

                                                                Virginia

EATON VANCE MUNICIPALS FUNDS as of February 29, 2000
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

[PHOTO]

Thomas J. Fetter
President

The past year proved very challenging for bond investors, as a strong economy led to higher interest rates and a difficult environment for fixed-income vehicles. Amid a continuing robust economy, the Federal Reserve maintained a watchful eye for any sign of inflation. On four occasions during the past twelve months, the Fed has raised its Federal Funds rate - a key barometer of short-term interest rates - in an attempt to reduce the potential for inflation. The bond markets - including the municipal market - were on the defensive for much of the year, and posted their worst showing since 1994.

IN THE WAKE OF LAST YEAR'S BOND MARKET DECLINE, MUNICIPAL YIELDS NEARLY EQUAL TREASURY YIELDS...

Rising interest rates pushed municipal bond yields significantly higher in 1999. As a result, the ratio of municipal bond yields to Treasury yields was very high by historical standards, reaching around 99% of Treasury yields at February 29, 2000.

A GROWING BUDGET SURPLUS SUGGESTS A FAVORABLE LONG-TERM OUTLOOK FOR MUNICIPAL BONDS...

A strong economy, combined with low inflation has resulted in the first budget surplus in a generation. Not surprisingly, the Treasury Department has announced that it will start to selectively buy back outstanding debt issues. That could well create a favorable long-term scenario for bonds. In addition, the forward calendar of new MUNICIPAL issuance is significantly lighter than in recent years. That should be a positive factor for municipal bonds because the market should be less impacted by supply pressures.


MUNICIPAL BONDS YIELD NEARLY 99% OF TREASURY YIELDS

          6.10%                                10.10%

30-Year AAA- rated                      Taxable equivalent yield
General Obligation (GO) Bonds*          in 39.6% tax bracket

          6.14%

30-Year Treasury bond

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Funds' yield.
Statistics as of February 29, 2000.

Past performance is no guarantee of future results.
Source Bloomberg, LP.


MUNICIPAL BONDS FINANCE VITAL PUBLIC PROJECTS WHILE PROVIDING RELIEF TO TAX-WEARY INVESTORS...

Through their purchases of municipal bonds, investors provide financing for a broad array of vital public works, including those for transportation facilities, highway construction and industrial development. These projects not only improve our quality of life, but also promote private enterprise and create new jobs.

Adding to their unique role, municipal bonds are among the few tax-advantaged vehicles remaining for investors. Eaton Vance Municipals Funds will continue their traditional investment pursuit: maintaining a portfolio of primarily high-quality bonds with competitive levels of tax-exempt income. Our goal remains to provide excellent income opportunities for today's tax-burdened investors.

                             Sincerely,

                             /s/ Thomas J. Fetter

                             Thomas J. Fetter
                             President
                             April 10, 2000


--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL CHANGE.
--------------------------------------------------------------------------------

EATON VANCE ALABAMA MUNICIPALS FUND as of February 29, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO]

William H. Ahern
Portfolio Manager


THE ECONOMY
--------------------------------------------------------------------------------
- The Alabama economy continued to track the national economy in 1999. The state's construction sector remained especially strong, boosted by a surge in demand for single-family homes. Alabama's February unemployment rate remained at 4.6%, unchanged from a year earlier.

- The Alabama manufacturing sector received a boost when automaker Honda announced plans for a new facility to be located in Talledega County. When completed, the plant is expected to add 1,800 jobs and $900 million annually to the state's economy.

- Activity in the Huntsville-based aerospace industry remained robust. However, the steel industry, another large source of Alabama jobs, suffered due to the competition from cheap imports of Pacific Rim nations.


THE FUND
--------------------------------------------------------------------------------
- During the six months ended February 29, 2000, the Fund's Class A and Class B shares had total returns of -2.10% and -2.45%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $8.99 on February 29, 2000 from $9.43 on August 31, 1999, and the reinvestment of $0.242 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $9.89 from $10.37, and the reinvestment of $0.227 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 29, 2000 of $8.99 per share for Class A and $9.89 for Class B, the distribution rates were 5.38% for Class A and 4.55% for Class B.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 9.38% and 7.93%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 29 were 4.93% and 4.41%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable rates of 8.59% and 7.69%.(4)


MANAGEMENT UPDATE
--------------------------------------------------------------------------------
- Escrowed bonds - at 16.7% - were the Portfolio's largest weighting at February 29, 2000 and typically provide a measure of support in a difficult market. For example, an issue for Baptist Hospital is prerefunded to 2001. Because the bond is backed by U.S. Treasury bonds, it has tended to maintain a relatively stable price while providing an attractive 7.80% coupon.

- Industrial development revenue bonds (IDBs) afforded above-average yields for the Portfolio in non-rated bonds. The Portfolio's IDBs included issues benefiting American Airlines, International Paper Co. and United Technologies.

- Hospital bonds were 10.1% of the Portfolio's holdings at February 29. Management focused on quality institutions, including Russell Hospital, a facility offering 31 medical specialities in a seven-county area. Russell is scheduled to open a new radiation cancer care facility later in 2000.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------
- Number of Issues:                         48

- Average Maturity:                         21.4 years

- Average Rating:                           AA

- Average Call:                             7.2 years

- Average Dollar Price:                     $90.03

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------

[PIE CHART]
Non-Rated        3.7%
BBB             20.0%
A                9.6%
AA               5.5%
AAA             61.2%

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF FEBRUARY 29, 2000

PERFORMANCE(7)                         CLASS A             CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                -5.12%              -5.91%
Five Years                               4.23                3.67
Life of Fund+                            3.29                4.70

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                -9.65%             -10.41%
Five Years                               3.21                3.34
Life of Fund+                            2.49                4.70

+Inception date: Class A: 12/7/93; Class B: 5/1/92

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By net assets
Escrowed/Prerefunded                    16.7%

Insured - Water & Sewer*                12.6%

Hospital                                10.1%

Insured - Transportation*                9.4%

Industrial Development Revenue           9.3%

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income tax and/or alternative minimum tax and state income tax.
    (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 42.62% combined federal and state income tax rate.
    (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Rating Distribution, and Largest Sectors are as of 2/29/00 only and may not be representative of the Portfolio's current or future investments. Five largest sectors represent 58.1% of the Portfolio's net assets.
    (7)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect the maximum 4.75% sales charge. SEC average annual returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. *Private insurance does not remove the interest rate risks associated with these investments.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE ARKANSAS MUNICIPALS FUND as of February 29, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO]

Thomas M. Metzold
Portfolio Manager


THE ECONOMY
--------------------------------------------------------------------------------
- The Arkansas economy continued to expand somewhat in 1999, although a shortage of workers resulted in more moderate growth in some industries, including commercial real estate construction. The state's jobless rate was 4.7% in February 2000, down from 4.8% a year earlier.

- Sharply higher energy prices have raised operating costs for the state's poultry farmers. Growers, who rely on propane to warm chicken houses, saw fuel prices rise as much as 48 cents above last year's levels.

- The closing of Eaker Air Force Base forced major changes in the Mississippi County economy. Arkansas Aeroplex is now home to 48 businesses, while the area's new steel mill operations have helped make Arkansas the nation's seventh largest steel producer.


THE FUND
--------------------------------------------------------------------------------
- During the six months ended February 29, 2000, the Fund's Class A and Class B shares had total returns of -0.74% and -1.15%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.19 on February 29, 2000 from $9.51 on August 31, 1999, and the reinvestment of $0.249 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $9.85 from $10.19, and the reinvestment of $0.223 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 29, 2000 of $9.19 per share for Class A and $9.85 for Class B, the distribution rates were 5.43% and 4.52%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 9.67% and 8.05%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 29 were 5.11% and 4.54%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable rates of 9.10% and 8.08%.(4)


MANAGEMENT UPDATE
--------------------------------------------------------------------------------
- We are pleased to announce that, as of January 17, 2000 Thomas M. Metzold became the portfolio manager of Eaton Vance Arkansas Municipals Fund. Mr. Metzold is a Vice President of Eaton Vance.

- Industrial development revenue bonds (IDBs) remained the Portfolio's largest weighting at February 29, 2000. The Portfolio's IDBs finance projects for companies that included American Airlines, steel producer Nucor and paper and forest products leader International Paper Co.

- The Portfolio again featured a significant exposure to housing bonds. Arkansas Development Finance Authority issues, which financed single family mortgages, provided relatively high coupons and defensive performance characteristics in a difficult market climate.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------
- Number of Issues:                         44

- Average Maturity:                         20.0 years

- Average Rating:                           A+

- Average Call:                             8.1 years

- Average Dollar Price:                     $94.70

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------

[PIE CHART]
Non-Rated        5.1%
BBB             18.4%
A               36.3%
AA              10.6%
AAA             29.6%

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF FEBRUARY 29, 2000

PERFORMANCE(7)                         CLASS A             CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                -3.24%              -4.04%
Five Years                               4.60                3.97
Life of Fund+                            3.66                4.55

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                -7.84%              -8.63%
Five Years                               3.59                3.63
Life of Fund+                            2.83                4.55

+Inception date: Class A: 2/9/94; Class B: 10/2/92

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By net assets
Industrial Development Revenue                17.8%

Hospital                                      12.6%

Housing                                       12.6%

Education                                      7.6%

Insured - Electric Utilities*                  7.5%

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income tax and/or alternative minimum tax and state income tax.
    (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 43.83% combined federal and state income tax rate.
    (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Rating Distribution, and Largest Sectors are as of 2/29/00 only and may not be representative of the Portfolio's current or future investments. Five largest sectors represent 58.1% of the Portfolio's net assets.
    (7)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect the maximum 4.75% sales charge. SEC average annual returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. *Private insurance does not remove the interest rate risks associated with these investments.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE GEORGIA MUNICIPALS FUND as of February 29, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO]

Cynthia J. Clemson
Portfolio Manager


THE ECONOMY
--------------------------------------------------------------------------------
- The Georgia economy generated rapid growth in 1999, with gross state product rising 5.0% for the year. The service sector created the most new jobs, with computers services, education, temporary staffing and business services leading the way. The state's jobless rate fell to 3.4% in February from 4.2% a year earlier.

- Brisk population growth fueled a strong construction sector, as migration from other states accounted for two-thirds of Georgia's new residents. The sprawling Atlanta metropolitan area again led the nation in the number of new homes built in 1999.

- Despite lower large convention bookings, Georgia's hospitality industry has fared well. Atlanta hosted the high-profile Super Bowl in January and will welcome Major League Baseball's All Star Game in July.


THE FUND
--------------------------------------------------------------------------------

- During the six months ended February 29, 2000, the Fund's Class A and Class B shares had total returns of -1.89% and -2.21%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $8.58 on February 29, 2000 from $8.99 on August 31, 1999, and the reinvestment of $0.240 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $9.17 from $9.60, and the reinvestment of $0.218 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 29, 2000 of $8.58 per share for Class A and $9.17 for Class B, the distribution rates were 5.61% and 4.74%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 9.88% and 8.35%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 29 were 5.17% and 4.69%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable rates of 9.11% and 8.26%.(4)


MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- Industrial development revenue bonds (IDBs) remained the Portfolio's largest weighting at February 29, 2000. The Portfolio's IDBs included projects for nationally-recognized companies, including Georgia-Pacific Corp., Proctor and Gamble and American Airlines.

- In a difficult market environment, management used the market sell-off as an occasion to sell higher-coupon Georgia housing bonds, which had performed well on a relative basis. The proceeds were used to find opportunities elsewhere and to add more liquid bonds to the Portfolio.

- Management took advantage of the market decline by selectively establishing tax losses to offset possible future gains. The proceeds of those sales were used to buy bonds with more attractive yields and trading characteristics.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------
- Number of Issues:                         53

- Average Maturity:                         19.3 years

- Average Rating:                           AA-

- Average Call:                             9.1 years

- Average Dollar Price:                     $93.89

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------

[PIE CHART]
Non-Rated        7.6%
BBB             11.9%
A               26.0%
AA              11.3%
AAA             43.2%

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF FEBRUARY 29, 2000

PERFORMANCE(7)                         CLASS A             CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                -6.48%              -7.13%
Five Years                               3.97                3.44
Life of Fund+                            2.63                3.96

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                               -10.90%             -11.57%
Five Years                               2.97                3.10
Life of Fund+                            1.83                3.96

+Inception date: Class A: 12/7/93; Class B: 12/23/91

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By net assets
Industrial Development Revenue                18.8%

Electric Utilities                            10.6%

Insured - Water & Sewer*                       9.6%

Insured - Hospital*                            8.0%

Insured - Special Tax Revenue*                 7.1%

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income tax and/or alternative minimum tax and state income tax.
    (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 43.22% combined federal and state income tax rate.
    (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Rating Distribution, and Largest Sectors are as of 2/29/00 only and may not be representative of the Portfolio's current or future investments. Five largest sectors represent 54.1% of the Portfolio's net assets.
    (7)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect the maximum 4.75% sales charge. SEC average annual returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. *Private insurance does not remove the interest rate risks associated with these investments.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE KENTUCKY MUNICIPALS FUND as of February 29, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO]

William H. Ahern
Portfolio Manager


THE ECONOMY
--------------------------------------------------------------------------------
- The Kentucky economy grew at a rapid pace in 1999, with 35,300 new jobs created, an increase of 2.0% over 1998. The service sector, especially business services, health care and retailing, were the primary areas of new employment. The state's jobless rate fell to 4.1% in February from 4.7% a year earlier.

- Kentucky was again distinguished by a surge in manufacturing jobs. Fast-growing manufacturing sectors included transportation equipment, fabricated and primary metals, plastics, and wood and furniture products.

- Kentucky communities are making efforts to lure e-business. Louisville is creating a $10 million fund to support its eMain USA project. Lexington, meanwhile, is considering plans to retool some of its vacant warehouses and storefronts for high-tech tenants.


THE FUND
--------------------------------------------------------------------------------
- During the six months ended February 29, 2000, the Fund's Class A and Class B shares had total returns of -1.59% and -1.88%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.01 on February 29, 2000 from $9.41 on August 31, 1999, and the reinvestment of $0.250 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $9.70 from $10.12, and the reinvestment of $0.230 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 29, 2000 of $9.01 per share for Class A and $9.70 for Class B, the distribution rates were 5.57% and 4.74%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 9.81% and 8.35%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 29 were 5.13% and 4.75%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable rates of 9.03% and 8.37%.(4)


MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- Industrial development revenue bonds (IDBs) were the Portfolio's largest sector weighting at February 29, 2000. The Portfolio's IDBs provided above-average yields and spanned a broad range of industries, including retail, paper and forest products, chemicals, energy and apparel manufacture.

- Insured* transportation bonds, especially airport authority bonds, constituted a significant portion of the Portfolio. Cincinnati/Northern Kentucky International Airport and Louisville International Airport have expanded and modernized their facilities to meet the demands imposed by rapidly-growing passenger traffic.

- Call protection remained an important structural consideration. As interest rates have declined, more bonds have reached early redemption dates. Management increased call protection to improve the Portfolio's performance characteristics.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------
- Number of Issues:                         57

- Average Maturity:                         20.6 years

- Average Rating:                           AA-

- Average Call:                             7.1 years

- Average Dollar Price:                     $93.47

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------

[PIE CHART]
Non-Rated       12.0%
BB               2.3%
BBB             15.1%
A               16.9%
AA              11.9%
AAA             41.8%

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF FEBRUARY 29, 2000

PERFORMANCE(7)                         CLASS A             CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                -3.50%              -4.17%
Five Years                               4.89                4.30
Life of Fund+                            3.49                4.65

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                -8.07%              -8.75%
Five Years                               3.87                3.96
Life of Fund+                            2.68                4.65

+Inception date: Class A: 12/7/93; Class B: 12/23/91

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By net assets
Industrial Development Revenue                28.7%

Insured - Transportation*                     14.4%

Lease/Certificates of Participation           11.6%

Escrowed/Prerefunded                           9.8%

Insured - Hospital*                            7.3%


(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income tax and/or alternative minimum tax and state income tax.
    (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 43.22% combined federal and state income tax rate.
    (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Rating Distribution, and Largest Sectors are as of 2/29/00 only and may not be representative of the Portfolio's current or future investments. Five largest sectors represent 71.8% of the Portfolio's net assets.
    (7)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect the maximum 4.75% sales charge. SEC average annual returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. *Private insurance does not remove the interest rate risks associated with these investments.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE LOUISIANA MUNICIPALS FUND as of February 29, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO]

Robert B. MacIntosh
Portfolio Manager


THE ECONOMY
--------------------------------------------------------------------------------
- The Louisiana economy received a boost from higher energy prices, although companies remained hesitant to increase drilling significantly until longer-term price trends are established. The state's February 2000 jobless rate was 4.8%, down from the 5.7% rate of a year ago.

- The agriculture sector, which contributes significantly to the Louisiana economy, has suffered in recent years from drought and infestation. In May 1999, Congress passed emergency appropriations to boost farmers' insurance and provide technical assistance.

- Baton Rouge remains the state's fastest growing area, deriving strength from hiring in government, services, and wholesale trade. However, the New Orleans economy remained weak, hurt by energy layoffs and mergers.


THE FUND
--------------------------------------------------------------------------------
- During the six months ended February 29, 2000, the Fund's Class A and Class B shares had total returns of -2.42% and -2.66%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $8.78 on February 29, 2000 from $9.24 on August 31, 1999, and the reinvestment of $0.236 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $9.29 from $9.76, and the reinvestment of $0.211 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 29, 2000 of $8.78 per share for Class A and $9.29 for Class B, the distribution rates were 5.40% and 4.54%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 9.51% and 8.00%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 29 were 5.30% and 4.79%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable rates of 9.33% and 8.44%.(4)


MANAGEMENT UPDATE
--------------------------------------------------------------------------------
- Housing bonds - 16.4% of the Portfolio at February 29, 2000 - typically have defensive characteristics that help in a declining market. Following their relative outperformance in 1999, management slightly reduced the Portfolio's exposure to federally-backed housing issues in favor of bonds in other sectors with more favorable characteristics.

- Senior living and life care bonds remained a major weighting of the Portfolio at February 29. These research-intensive bonds financed health care alternatives for senior citizens and offered above average yields for investors.

- Louisiana's deepwater ports represent a major economic asset. The Portfolio's industrial development revenue bonds included issues that financed projects for the state's Offshore Terminal Authority as well as for the port facilities of commodity giant Cargill, Inc.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------
- Number of Issues:                         39
- Average Maturity:                         23.8 years
- Average Rating:                           AA+
- Average Call:                             9.7 years
- Average Dollar Price:                     $93.42

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------

[PIE CHART]
Non-Rated        5.3%
BBB             11.2%
AA              12.9%
AAA             70.6%

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF FEBRUARY 29, 2000

PERFORMANCE(7)                         CLASS A             CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                -6.52%              -7.36%
Five Years                               3.89                3.30
Life of Fund+                            3.16                4.10
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                               -10.93%             -11.79%
Five Years                               2.88                2.97
Life of Fund+                            2.33                4.10

+Inception date: Class A: 2/14/94; Class B: 10/2/92

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By net assets
Housing                                       16.4%

Senior Living/Life Care                       14.7%

Industrial Development Revenue                12.1%

Insured - General Obligations*                11.1%

Insured - Education*                           8.9%

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income tax and/or alternative minimum tax and state individual and corporate income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value
    (NAV). (4) Taxable-equivalent rates assume maximum 43.22% combined federal and state income tax rate. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
    (6) Portfolio Statistics, Rating Distribution, and Largest Sectors are as of 2/29/00 only and may not be representative of the Portfolio's current or future investments. Five largest sectors represent 63.2% of the Portfolio's net assets. (7)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect the maximum 4.75% sales charge. SEC average annual returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. *Private insurance does not remove the interest rate risks associated with these investments.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE MARYLAND MUNICIPALS FUND as of February 29, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO]

William H. Ahern
Portfolio Manager


THE ECONOMY
--------------------------------------------------------------------------------
- The Maryland economy surged in 1999, the second consecutive year in which gross state product growth exceeded 4%. Job growth was especially strong in technology, biotech, financial services and commercial construction. The state's February 2000 jobless rate was 3.0%, down from 3.8% a year ago.

- Maryland's tourism sector grew by 4.2% in 1999, as 20 million visitors spent $6.5 billion on tourism-related activities. The Baltimore Area Convention Association has emphasized the need for an increase in hotel construction to lure additional convention business.

- Maryland continues to attract business through the use of enterprise zones and tax credits. Heidtman Steel Products, Inc. has announced plans to open a $12 million plant in Sparrows Point later this year. The plant is expected to produce 20,000 tons of steel each month.


THE FUND
--------------------------------------------------------------------------------

- During the six months ended February 29, 2000, the Fund's Class A and Class B shares had total returns of -1.95% and -2.25%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $8.82 on February 29, 2000 from $9.23 on August 31, 1999, and the reinvestment of $0.229 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $9.64 from $10.08, and the reinvestment of $0.214 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 29, 2000 of $8.82 per share for Class A and $9.64 for Class B, the distribution rates were 5.08% and 4.27%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 9.13% and 7.67%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 29 were 5.17% and 4.76%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable rates of 9.29% and 8.55%.(4)


MANAGEMENT UPDATE
--------------------------------------------------------------------------------
- We are pleased to announce that, as of January 17, 2000, William H. Ahern became the portfolio manager of Eaton Vance Maryland Municipals Fund. Mr. Ahern is a Vice President of Eaton Vance.

- Insured* hospital bonds were the Portfolio's largest weighting at February 29, 2000, including an issue for newly merged Medlantic/Helix. The merger brings together the largest health care systems for Washington and Baltimore, with 4,500 affiliated physicians, 3,500 beds and more than $1 billion annually in revenues.

- Education bonds constituted a significant weighting within the Portfolio. Institutions represented in the Portolio included world-renowned Johns Hopkins University, Saint John's College in Annapolis and Bullis School, a well-regarded college preparatory school in Potomac.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------
- Number of Issues:                         60

- Average Maturity:                         23.4 years

- Average Rating:                           AA

- Average Call:                             8.1 years

- Average Dollar Price:                     $93.99

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------

[PIE CHART]
Non-Rated        5.6%
BBB              8.2%
A               11.4%
AA              20.8%
AAA             54.0%

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF FEBRUARY 29, 2000

PERFORMANCE(7)                         CLASS A             CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                -6.16%              -6.84%
Five Years                               4.12                3.56
Life of Fund+                            3.01                4.40

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                               -10.59%             -11.30%
Five Years                               3.11                3.22
Life of Fund+                            2.20                4.40

+Inception date: Class A: 12/10/93; Class B: 2/3/92

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By net assets
Insured - Hospital*                           12.3%

Hospital                                       9.8%

Housing                                        9.6%

Education                                      9.0%

Industrial Development Revenue                 7.0%



(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income tax and/or alternative minimum tax and state and local income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 44.35% combined federal and state income tax rate. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Rating Distribution, and Largest Sectors are as of 2/29/00 only and may not be representative of the Portfolio's current or future investments. Five largest sectors represent 47.7% of the Portfolio's net assets. (7)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect the maximum 4.75% sales charge. SEC average annual returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. *Private insurance does not remove the interest rate risks associated with these investments.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE MISSOURI MUNICIPALS FUND as of February 29, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO]

Cynthia J. Clemson
Portfolio Manager

THE ECONOMY
--------------------------------------------------------------------------------
- The Missouri economy continued its steady expansion in 1999, with nearly 22,000 new jobs created. The fastest-growing sectors included construction, trade, government and financial services. The state's February 2000 unemployment rate was 2.6%, down from 3.5% a year earlier.

- Missouri's Department of Agriculture has helped create new opportunities within the farm sector. Over the past two years, 70 new agribusinesses have expanded or relocated in Missouri, creating 2,100 new jobs and nearly $600 million in new investment.

- In an effort to encourage small business, Missouri's Department of Economic Development has established a Microenterprise Loan Program. The program provides communities with seed money to help stimulate the start-up of information-based businesses.


THE FUND
--------------------------------------------------------------------------------

- During the six months ended February 29, 2000, the Fund's Class A and Class B shares had total returns of -2.42% and -2.73%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.15 on February 29, 2000 from $9.63 on August 31, 1999, and the reinvestment of $0.248 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.13 from $10.65, and the reinvestment of $0.231 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 29, 2000 of $9.15 per share for Class A and $10.13 for Class B, the distribution rates were 5.43% and 4.55%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 9.56% and 8.01%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 29 were 5.35% and 4.82%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable rates of 9.42% and 8.49%.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- Hospital bonds were the Portfolio's largest weighting at February 29, 2000 with an emphasis on quality institutions like Barnes-Jewish Hospital of St. Louis. Barnes-Jewish was recently ranked 7th among the nation's leading hospitals by U.S. News and World Report.

- Management continued its efforts to diversify the Portfolio. One such purchase was an issue for the St. Louis Science Center. The bond carries an attractive 6.40% coupon and helped finance renovations for one of the city's most frequently visited museums.

- Management took advantage of the market decline by selectively establishing tax losses to offset possible future gains. The proceeds of those sales were used to buy bonds with more attractive yields and trading characteristics.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------
- Number of Issues:                         51

- Average Maturity:                         19.7 years

- Average Rating:                           AA-

- Average Call:                             8.4 years

- Average Dollar Price:                     $91.07

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------

[PIE CHART]
Non-Rated       12.4%
BB               3.5%
BBB             11.5%
A               15.0%
AA              16.4%
AAA             41.2%

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF FEBRUARY 29, 2000

PERFORMANCE(7)                         CLASS A             CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                -5.71%              -6.49%
Five Years                               4.78                4.15
Life of Fund+                            3.59                5.06

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                               -10.19%             -10.97%
Five Years                               3.77                3.82
Life of Fund+                            2.78                5.06

+Inception date: Class A: 12/7/93; Class B: 5/1/92

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By net assets
Hospitals                                     15.9%

Industrial Development Revenue                12.6%

Insured - Hospital*                           11.6%

Escrowed/Prerefunded                           7.6%

Insured - Electric Utilities*                  6.6%

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income tax and/or alternative minimum tax and state income tax.
    (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 43.22% combined federal and state income tax rate.
    (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Rating Distribution, and Largest Sectors are as of 2/29/00 only and may not be representative of the Portfolio's current or future investments. Five largest sectors represent 54.3% of the Portfolio's net assets.
    (7)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect the maximum 4.75% sales charge. SEC average annual returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. *Private insurance does not remove the interest rate risks associated with these investments.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE NORTH CAROLINA MUNICIPALS FUND as of February 29, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO]

Robert B. MacIntosh
Portfolio Manager


THE ECONOMY
--------------------------------------------------------------------------------
- The North Carolina economy added 74,000 new jobs in 1999, as state domestic product grew 3.8%. The financial service sector was the pacesetter, while non-durable manufacturing continued its decade-long decline. The state's February 2000 jobless rate was 3.4%, up slightly from the 3.1% rate of a year earlier.

- North Carolina's business climate was ranked first in the nation by SITE SELECTION magazine. Companies poured $5.5 billion in new investment into the state in 1999, with new businesses and expansions of existing businesses accounting for more than 42,000 new jobs.

- Research Triangle Park is viewed as an increasingly important state resource. The Park has a $2.7 billion payroll. Its research and development continue to spawn new technology-based businesses.


THE FUND
--------------------------------------------------------------------------------

- During the six months ended February 29, 2000, the Fund's Class A and Class B shares had total returns of -1.48% and -1.88%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $8.88 on February 29, 2000 from $9.26 on August 31, 1999, and the reinvestment of $0.243 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $9.55 from $9.96, and the reinvestment of $0.223 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 29, 2000 of $8.88 per share for Class A and $9.55 for Class B, the distribution rates were 5.48% and 4.66%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 9.83% and 8.36%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 29 were 4.92% and 4.39%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable rates of 8.83% and 7.88%.(4)


MANAGEMENT UPDATE
--------------------------------------------------------------------------------
- Paper and forest products companies maintain a high profile in North Carolina. Not surprisingly, these companies constituted a significant weighting among the Portfolio's industrial development revenue bonds, including issues for International Paper Co., Champion International Corp. and Weyerhaeser Co.

- The Portfolio had a 10.8% weighting in electric utilities at February 29, 2000, with a significant exposure to joint-action power authorities. With the restructuring of the state's utilities into separate generating and distribution units, the debt of the older joint-action entities will likely be pre-refunded at higher prices.

- Call protection remained an important component of management's strategy. As more bonds have reached early redemption dates, management increased call protection to improve the Portfolio's performance characteristics.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------
- Number of Issues:                         57

- Average Maturity:                         19.6 years

- Average Rating:                           AA-

- Average Call:                             6.9 years

- Average Dollar Price:                     $92.06

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------

[PIE CHART]
Non-Rated        1.1%
BBB             18.3%
A               23.2%
AA              27.2%
AAA             30.2%

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF FEBRUARY 29, 2000

PERFORMANCE(7)                         CLASS A             CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                -4.59%              -5.37%
Five Years                               4.41                3.77
Life of Fund+                            3.23                4.48

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                -9.12%              -9.90%
Five Years                               3.40                3.44
Life of Fund+                            2.43                4.48

+Inception date: Class A: 12/7/93; Class B: 10/23/91

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By net assets
Industrial Development Revenue                14.4%

Housing                                       11.8%

Hospital                                      11.2%

Electric Utilities                            10.8%

Transportation                                 7.0%

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income tax and/or alternative minimum tax and state income tax.
    (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 44.28% combined federal and state income tax rate.
    (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Rating Distribution, and Largest Sectors are as of 2/29/00 only and may not be representative of the Portfolio's current or future investments. Five largest sectors represent 55.2% of the Portfolio's net assets.
    (7)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect the maximum 4.75% sales charge. SEC average annual returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. *Private insurance does not remove the interest rate risks associated with these investments.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE OREGON MUNICIPALS FUND as of February 29, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO]

Thomas M. Metzold
Portfolio Manager

THE ECONOMY
--------------------------------------------------------------------------------

- Following two quarters of virtually no growth, the Oregon economy picked up strength in the fourth quarter of 1999. Construction, manufacturing and services grew steadily, adding 11,500 jobs during the quarter. The February 2000 jobless rate was 4.9%, down from 6.0% a year ago.

- The Oregon Tourism Commission has voiced concerns that higher energy prices could hurt the state's $5.5 billion tourism industry. Gasoline prices in Oregon are the highest in the nation, according to a survey by the American Automobile Association.

- With its increasing ties to the Pacific Rim, the Oregon economy registered a strong recovery in exports in 1999. A rebound in the Asian economies contributed to a 15.6% increase in exports over 1998.


THE FUND
--------------------------------------------------------------------------------

- During the six months ended February 29, 2000, the Fund's Class A and Class B shares had total returns of -1.66% and -1.99%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $8.98 on February 29, 2000 from $9.38 on August 31, 1999, and the reinvestment of $0.243 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $9.83 from $10.26, and the reinvestment of $0.226 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 29, 2000 of $8.98 per share for Class A and $9.83 for Class B, the distribution rates were 5.43% and 4.60%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 9.88% and 8.37%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 29 were 5.09% and 4.60%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable rates of 9.26% and 8.37%.(4)


MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- Housing bonds - at 26.6% - remained the Portfolio's largest sector weighting at February 29, 2000. The Portfolio had diversified investments in a wide range of housing issues, including state, city, and county issuers for single-family, multi-family and elderly and disabled housing projects.

- Paper and forest product companies contribute significantly to the Oregon economy. The Portfolio had investments in bonds that financed projects for several industry leaders, including Georgia-Pacific and James River Corp.

- The Oregon municipal market was characterized by fairly light issuance and quiet trading. Management maintained a relative value approach, making adjustments to take advantage of higher yielding opportunities while continuing to upgrade call protection.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------
- Number of Issues:                         50

- Average Maturity:                         21.2 years

- Average Rating:                           AA-

- Average Call:                             6.0 years

- Average Dollar Price:                     $92.11

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------

[PIE CHART]
Non-Rated       11.3%
BBB             11.6%
A                9.2%
AA              43.2%
AAA             24.7%

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF FEBRUARY 29, 2000

PERFORMANCE(7)                         CLASS A             CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                -3.94%              -4.72%
Five Years                               4.41                3.81
Life of Fund+                            3.28                4.72

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                -8.50%              -9.28%
Five Years                               3.41                3.48
Life of Fund+                            2.47                4.72

+Inception date: Class A: 12/28/93; Class B: 12/24/91

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By net assets
Housing                                       26.6%

General Obligations                           15.1%

Industrial Development Revenue                11.9%

Insured - Electric Utilities*                  8.5%

Electric Utilities                             5.5%

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income tax and/or alternative minimum tax and state income tax.
    (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 45.04% combined federal and state income tax rate.
    (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Rating Distribution, and Largest Sectors are as of 2/29/00 only and may not be representative of the Portfolio's current or future investments. Five largest sectors represent 67.6% of the Portfolio's net assets.
    (7)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect the maximum 4.75% sales charge. SEC average annual returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. *Private insurance does not remove the interest rate risks associated with these investments.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE SOUTH CAROLINA MUNICIPALS FUND as of February 29, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO]

Thomas J. Fetter
Portfolio Manager

THE ECONOMY
--------------------------------------------------------------------------------
- South Carolina enjoyed continued economic growth in 1999, with gross state product rising 3.9%. The construction sector was especially strong, with some contractors turning down projects due to labor shortages. The state's February 2000 jobless rate was 4.1%, down from 4.4% a year earlier.

- A fierce debate continues over the proposed Global Gateway Project in Charleston Harbor. Advocates argue that, while altering the landscape, the 1,300-acre shipping terminal will strengthen the region's link with global markets and add 14,000 new maritime jobs.

- Retail trade in South Carolina enjoyed a surge in the fourth quarter of 1999. Retail sales rose 6.5%, boosted by a 11.4% rise in auto sales. Separately, new business starts increased 22.7%, with 1,063 new ventures.


THE FUND
--------------------------------------------------------------------------------
- During the six months ended February 29, 2000, the Fund's Class A and Class B shares had total returns of -1.96% and -2.38%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $8.89 on February 29, 2000 from $9.32 on August 31, 1999, and the reinvestment of $0.247 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $9.44 from $9.90, and the reinvestment of $0.225 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 29, 2000 of $8.89 per share for Class A and $9.44 for Class B, the distribution rates were 5.60% and 4.79%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 9.97% and 8.53%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 29 were 5.05% and 4.57%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable rates of 8.99% and 8.14%.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------
- Industrial development revenue bonds (IDBs) were the Portfolio's largest sector weighting at February 29, 2000. The Portfolio's IDBs helped finance projects for a broad range of industries, including paper, chemicals, steel and energy.

- The Portfolio's largest holding was an escrowed issue of the Myrtle Beach Convention Center. The bond, which helped finance the new 101,000 square feet facility, is pre-refunded to July 2002 and carries an attractive 6.875% coupon. Escrowed bonds performed well on a relative basis during the past year's market decline.

- Call protection remained an important structural consideration. As more bonds have reached early redemption dates, management increased call protection to improve the Portfolio's performance characteristics.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------
- Number of Issues:                         42

- Average Maturity:                         20.2 years

- Average Rating:                           AA-

- Average Call:                             5.5 years

- Average Dollar Price:                     $93.02

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------

[PIE CHART]
Non-Rated        6.7%
BBB             12.2%
A               28.8%
AA              16.3%
AAA             36.0%

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF FEBRUARY 29, 2000

PERFORMANCE(7)                         CLASS A             CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                -6.26%              -6.93%
Five Years                               4.15                3.67
Life of Fund+                            3.05                3.99

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                               -10.72%             -11.38%
Five Years                               3.15                3.34
Life of Fund+                            2.23                3.99

+Inception date: Class A: 2/14/94; Class B: 10/2/92

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By net assets
Industrial Development Revenue                19.1%

Insured - Electric Utilities*                 12.3%

Electric Utilities                             9.0%

Housing                                        8.9%

Insured - Hospital*                            7.7%

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income tax and/or alternative minimum tax and state income tax.
    (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 43.83% combined federal and state income tax rate.
    (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Rating Distribution, and Largest Sectors are as of 2/29/00 only and may not be representative of the Portfolio's current or future investments. Five largest sectors represent 57.0% of the Portfolio's net assets. (7) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect the maximum 4.75% sales charge. SEC average annual returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. *Private insurance does not remove the interest rate risks associated with these investments.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE TENNESSEE MUNICIPALS FUND as of February 29,2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO]

Cynthia J. Clemson
Portfolio Manager

THE ECONOMY
--------------------------------------------------------------------------------
- Reflecting a robust regional economy, Tennessee posted strong job growth in 1999. The service sector led the way, with notable strength in health care and lodging. A strong auto industry moderated the manufacturing sector's losses. The February 2000 jobless rate was 3.4%, down from 4.3% a year ago.

- Nashville and Chattanooga were among the nation's 50 favorite cities for expansion, according to EXPANSION MANAGEMENT magazine. Chattanooga is focusing its efforts on its 7,000-acre Volunteer Site, a former Army ammunitions plant being retooled for business use.

- Tennessee reaped $6 billion in new business investment in 1999. The state's Industrial Infrastructure Program grants have helped lure many companies, including Dell Computer, which added 3,000 jobs in its first year of operation in the state.

THE FUND
--------------------------------------------------------------------------------
- During the six months ended February 29, 2000, the Fund's Class A and Class B shares had total returns of -1.04% and -1.38%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.12 on February 29, 2000 from $9.46 on August 31, 1999, and the reinvestment of $0.241 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $9.92 from $10.28, and the reinvestment of $0.218 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 29, 2000 of $9.12 per share for Class A and $9.92 for Class B, the distribution rates were 5.30% and 4.39%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 9.33% and 7.73%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 29 were 4.92% and 4.50%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable rates of 8.67% and 7.93%.(4)


MANAGEMENT UPDATE
--------------------------------------------------------------------------------
- Industrial development revenue bonds (IDBs) remained the Portfolio's largest sector weighting at February 29, 2000. The Portfolio's IDBs included bonds that financed projects for Tyson Foods, auto maker Saturn Corp. and chemical giant E. I. DuPont de Nemours.

- In a difficult market environment, management used the market sell-off as an occasion to sell higher-coupon Tennessee housing bonds, which had performed well on a relative basis. The proceeds were used to find opportunities elsewhere and to add more liquid bonds to the Portfolio.

- Management took advantage of the market decline by selectively establishing tax losses to offset possible future gains. The proceeds of those sales were used to buy bonds with more attractive yields and trading characteristics.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------
- Number of Issues:                         47

- Average Maturity:                         20.2 years

- Average Rating:                           AA-

- Average Call:                             7.4 years

- Average Dollar Price:                     $96.23

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------

[PIE CHART]
Non-Rated        5.5%
BBB             12.6%
A               21.1%
AA              21.6%
AAA             39.2%

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF FEBRUARY 29, 2000

PERFORMANCE(7)                         CLASS A             CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                -3.44%              -4.20%
Five Years                               4.97                4.31
Life of Fund+                            3.65                4.81

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                -8.07%              -8.80%
Five Years                               3.96                3.97
Life of Fund+                            2.84                4.81

+Inception date: Class A: 12/9/93; Class B: 8/25/92

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By net assets
Industrial Development Revenue                23.7%

Housing                                       11.2%

Insured - Electric Utilities*                  6.8%

Hospital                                       6.2%

Escrowed/Prerefunded                           5.7%


(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income tax and/or alternative minimum tax and state income tax.
    (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 43.22% combined federal and state income tax rate.
    (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Rating Distribution, and Largest Sectors are as of 2/29/00 only and may not be representative of the Portfolio's current or future investments. Five largest sectors represent 53.6% of the Portfolio's net assets.
    (7)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect the maximum 4.75% sales charge. SEC average annual returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. *Private insurance does not remove the interest rate risks associated with these investments.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE VIRGINIA MUNICIPALS FUND as of February 29, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO]

Robert B. MacIntosh
Portfolio Manager

THE ECONOMY
--------------------------------------------------------------------------------
- Virginia's economy posted strong growth in 1999, with technology and information-based jobs contributing greatly to employment growth. Construction remained strong, reflecting the area's brisk housing market. Virginia's February 2000 unemployment rate was 2.7%, unchanged from a year ago.

- Virginia, which is home to Internet service providers America Online, PSINet, Inc. and UUNET Technologies, has seen a surge of information-based jobs. It's estimated that one-half of all e-mail messages pass through Virginia on their way from sender to receiver.

- In the wake of apparel industry layoffs, Martinsville and the Southern Virginia Economic Development Partnership are trying to lure new jobs. City officials are hoping an offer of free rent will attract a technology company with 45-50 jobs in the $30,000-range.

THE FUND
--------------------------------------------------------------------------------
- During the six months ended February 29, 2000, the Fund's Class A and Class B shares had total returns of -1.89% and -2.33%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $8.88 on February 29, 2000 from $9.30 on August 31, 1999, and the reinvestment of $0.244 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $9.82 from $10.29, and the reinvestment of $0.231 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 29, 2000 of $8.88 per share for Class A and $9.82 for Class B, the distribution rates were 5.52% and 4.69%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 9.70% and 8.24%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 29 were 4.87% and 4.38%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable rates of 8.55% and 7.69%.(4)


MANAGEMENT UPDATE
--------------------------------------------------------------------------------
- We are pleased to announce that, as of January 17, 2000, Robert B. MacIntosh became the portfolio manager of Eaton Vance Virginia Municipals Fund. Mr. MacIntosh is a Vice President of Eaton Vance.

- Industrial development revenue bonds (IDBs) have historically constituted a large portion of Virginia municipal issuance. The Portfolio's IDBs included issues that financed projects for chemical manufacturer Hoechst Celanese Corp., linerboard producer Nekoosa Packaging and brewer Anheuser-Busch.

- The Portfolio`s escrowed bonds performed well on a relative basis during the market decline. Recently, management has sold some of these pre-refunded bonds and used the proceeds to purchase selected higher-yielding issues.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------
- Number of Issues:                         65

- Average Maturity:                         21.1 years

- Average Rating:                           AA-

- Average Call:                             7.8 years

- Average Dollar Price:                     $94.86

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------

[PIE CHART]
Non-Rated        6.4%
BBB             14.2%
AA              18.8%
AA              20.0%
AAA             40.6%

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF FEBRUARY 29, 2000

PERFORMANCE(7)                         CLASS A             CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                -4.66%              -5.54%
Five Years                               4.54                3.93
Life of Fund+                            3.32                4.89

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                -9.19%             -10.05%
Five Years                               3.53                3.59
Life of Fund+                            2.51                4.89

+Inception date: Class A: 12/17/93; Class B: 7/26/91

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By net assets
Industrial Development Revenue                20.8%

Escrowed/Prerefunded                          15.1%

Insured - Water & Sewer*                      12.3%

Insured - Hospital*                            7.7%

Hospital                                       6.3%

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income tax and/or alternative minimum tax and state income tax.
    (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 43.07% combined federal and state income tax rate.
    (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Rating Distribution, and Largest Sectors are as of 2/29/00 only and may not be representative of the Portfolio's current or future investments. Five largest sectors represent 62.2% of the Portfolio's net assets.
    (7)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect the maximum 4.75% sales charge. SEC average annual returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. *Private insurance does not remove the interest rate risks associated with these investments.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2000

                                          ALABAMA FUND  ARKANSAS FUND  GEORGIA FUND  KENTUCKY FUND
--------------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------------
Investment in Municipals Portfolio --
   Identified cost                        $72,852,557    $45,317,044   $61,809,434    $85,640,325
   Unrealized appreciation
      (depreciation)                       (2,316,891)      (645,189)   (2,651,199)      (475,110)
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE   $70,535,666    $44,671,855   $59,158,235    $85,165,215
--------------------------------------------------------------------------------------------------
Receivable for Fund shares sold           $   155,304    $        --   $        --    $    10,000
--------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $70,690,970    $44,671,855   $59,158,235    $85,175,215
--------------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed          $   412,970    $   173,738   $    10,617    $   674,787
Dividends payable                             136,862         84,458       110,427        153,884
Payable to affiliate for Trustees' fees            35             --            35             --
Accrued expenses                               46,935         30,867        52,155         38,012
--------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $   596,802    $   289,063   $   173,234    $   866,683
--------------------------------------------------------------------------------------------------
NET ASSETS                                $70,094,168    $44,382,792   $58,985,001    $84,308,532
--------------------------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------------------------
Paid-in capital                           $74,274,126    $47,003,155   $67,502,824    $87,246,583
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (1,735,661)    (1,878,372)   (5,703,494)    (2,270,971)
Accumulated distributions in excess
   of net investment income                  (127,406)       (96,802)     (163,130)      (191,970)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                        (2,316,891)      (645,189)   (2,651,199)      (475,110)
--------------------------------------------------------------------------------------------------
TOTAL                                     $70,094,168    $44,382,792   $58,985,001    $84,308,532
--------------------------------------------------------------------------------------------------

Class A Shares
--------------------------------------------------------------------------------------------------
NET ASSETS                                $ 5,977,889    $ 4,293,233   $ 2,412,894    $ 5,731,556
SHARES OUTSTANDING                            664,876        467,289       281,072        636,015
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      8.99    $      9.19   $      8.58    $      9.01
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of net asset
      value per share)                    $      9.44    $      9.65   $      9.01    $      9.46
--------------------------------------------------------------------------------------------------

Class B Shares
--------------------------------------------------------------------------------------------------
NET ASSETS                                $64,116,279    $40,089,559   $56,572,107    $78,576,976
SHARES OUTSTANDING                          6,485,956      4,071,332     6,170,091      8,099,247
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.89    $      9.85   $      9.17    $      9.70
--------------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2000

                                          LOUISIANA FUND  MARYLAND FUND  MISSOURI FUND  NORTH CAROLINA FUND
-----------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------
Investment in Municipals Portfolio --
   Identified cost                         $30,402,246     $90,879,242    $60,100,657      $113,451,829
   Unrealized appreciation
      (depreciation)                        (1,337,250)     (6,549,698)    (1,306,664)          416,020
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE    $29,064,996     $84,329,544    $58,793,993      $113,867,849
-----------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold            $        --     $    41,051    $       150      $     10,622
-----------------------------------------------------------------------------------------------------------
TOTAL ASSETS                               $29,064,996     $84,370,595    $58,794,143      $113,878,471
-----------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed           $   250,589     $   111,920    $    93,580      $     94,067
Dividends payable                               48,345         136,509        103,952           218,251
Payable to affiliate for Trustees' fees             --              --             --                98
Accrued expenses                                13,784          57,335         26,049            71,745
-----------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                          $   312,718     $   305,764    $   223,581      $    384,161
-----------------------------------------------------------------------------------------------------------
NET ASSETS                                 $28,752,278     $84,064,831    $58,570,562      $113,494,310
-----------------------------------------------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------------------------------------------
Paid-in capital                            $32,623,527     $90,956,275    $60,424,537      $122,120,839
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (2,459,767)        (34,718)      (712,488)       (8,813,366)
Accumulated undistributed
   (distributions in excess of) net
   investment income                           (74,232)       (307,028)       165,177          (229,183)
Net unrealized appreciation
   (depreciation) from Portfolio
   (computed on the basis of
   identified cost)                         (1,337,250)     (6,549,698)    (1,306,664)          416,020
-----------------------------------------------------------------------------------------------------------
TOTAL                                      $28,752,278     $84,064,831    $58,570,562      $113,494,310
-----------------------------------------------------------------------------------------------------------

Class A Shares
-----------------------------------------------------------------------------------------------------------
NET ASSETS                                 $ 4,213,798     $ 3,066,603    $ 3,772,037      $ 12,794,855
SHARES OUTSTANDING                             479,747         347,709        412,029         1,441,174
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)     $      8.78     $      8.82    $      9.15      $       8.88
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of net asset
      value per share)                     $      9.22     $      9.26    $      9.61      $       9.32
-----------------------------------------------------------------------------------------------------------

Class B Shares
-----------------------------------------------------------------------------------------------------------
NET ASSETS                                 $24,538,480     $80,998,228    $54,798,525      $100,699,455
SHARES OUTSTANDING                           2,641,721       8,404,382      5,411,946        10,541,208
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)     $      9.29     $      9.64    $     10.13      $       9.55
-----------------------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2000

                                          OREGON FUND  SOUTH CAROLINA FUND  TENNESSEE FUND  VIRGINIA FUND
---------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------
Investment in Municipals Portfolio --
   Identified cost                        $86,124,677      $37,933,577       $45,470,322    $122,922,249
   Unrealized appreciation
      (depreciation)                       (2,049,043)        (844,531)         (478,632)     (2,157,455)
---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE   $84,075,634      $37,089,046       $44,991,690    $120,764,794
---------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold           $    15,095      $   119,529       $     2,058    $     30,650
---------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $84,090,729      $37,208,575       $44,993,748    $120,795,444
---------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed          $   192,700      $    43,550       $    47,624    $    760,862
Dividends payable                             150,915           69,349            75,214         217,015
Accrued expenses                               40,439           24,688            21,231          92,986
---------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $   384,054      $   137,587       $   144,069    $  1,070,863
---------------------------------------------------------------------------------------------------------
NET ASSETS                                $83,706,675      $37,070,988       $44,849,679    $119,724,581
---------------------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------------------
Paid-in capital                           $88,859,653      $41,532,320       $46,937,783    $126,606,883
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (3,080,960)      (3,650,085)       (1,583,591)     (4,444,267)
Accumulated undistributed
   (distributions in excess of) net
   investment income                          (22,975)          33,284           (25,881)       (280,580)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                        (2,049,043)        (844,531)         (478,632)     (2,157,455)
---------------------------------------------------------------------------------------------------------
TOTAL                                     $83,706,675      $37,070,988       $44,849,679    $119,724,581
---------------------------------------------------------------------------------------------------------

Class A Shares
---------------------------------------------------------------------------------------------------------
NET ASSETS                                $ 2,579,142      $ 1,413,140       $ 3,382,778    $  3,393,654
SHARES OUTSTANDING                            287,123          159,001           371,056         382,377
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      8.98      $      8.89       $      9.12    $       8.88
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of net asset
      value per share)                    $      9.43      $      9.33       $      9.57    $       9.32
---------------------------------------------------------------------------------------------------------

Class B Shares
---------------------------------------------------------------------------------------------------------
NET ASSETS                                $81,127,533      $35,657,848       $41,466,901    $116,330,927
SHARES OUTSTANDING                          8,256,470        3,778,413         4,182,014      11,843,252
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.83      $      9.44       $      9.92    $       9.82
---------------------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000

                                          ALABAMA FUND  ARKANSAS FUND  GEORGIA FUND  KENTUCKY FUND
--------------------------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------------------------
Interest allocated from Portfolio         $ 2,274,566    $ 1,428,546   $ 2,020,962    $ 2,817,748
Expenses allocated from Portfolio            (189,294)      (110,432)     (167,087)      (229,244)
--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 2,085,272    $ 1,318,114   $ 1,853,875    $ 2,588,504
--------------------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------------------
Trustees fees and expenses                $     1,152    $       107   $     1,152    $     1,112
Distribution and service fees
   Class A                                      4,514          1,945         2,399          1,982
   Class B                                    322,136        200,804       293,161        406,744
Legal and accounting services                  14,761         14,759        14,759         15,875
Printing and postage                            6,534          5,602         6,628          7,593
Custodian fee                                   5,318          3,582         4,596          6,291
Transfer and dividend disbursing agent
   fees                                        27,735         16,436        22,517         33,402
Registration fees                               1,918          2,499         1,301            998
Miscellaneous                                   9,328          8,698         9,456         10,584
--------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $   393,396    $   254,432   $   355,969    $   484,581
--------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $ 1,691,876    $ 1,063,682   $ 1,497,906    $ 2,103,923
--------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
--------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (334,357)   $  (276,649)  $  (316,002)   $  (343,912)
   Financial futures contracts                 (1,157)         2,054            --         (5,213)
--------------------------------------------------------------------------------------------------
NET REALIZED LOSS                         $  (335,514)   $  (274,595)  $  (316,002)   $  (349,125)
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(3,298,938)   $(1,404,646)  $(2,744,396)   $(3,525,062)
--------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(3,298,938)   $(1,404,646)  $(2,744,396)   $(3,525,062)
--------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(3,634,452)   $(1,679,241)  $(3,060,398)   $(3,874,187)
--------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(1,942,576)   $  (615,559)  $(1,562,492)   $(1,770,264)
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000

                                          LOUISIANA FUND  MARYLAND FUND  MISSOURI FUND  NORTH CAROLINA FUND
-----------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio          $   925,820     $ 2,524,903    $ 1,985,196       $ 3,749,039
Expenses allocated from Portfolio              (66,196)       (216,691)      (154,922)         (307,926)
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO       $   859,624     $ 2,308,212    $ 1,830,274       $ 3,441,113
-----------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------
Trustees fees and expenses                 $       112     $     1,122    $     1,132       $     2,332
Distribution and service fees
   Class A                                       3,492           4,158          2,010            11,495
   Class B                                     124,570         401,667        274,914           505,190
Legal and accounting services                   13,586          15,935         15,561            15,859
Printing and postage                             2,075           7,784          3,692             8,910
Custodian fee                                    2,568           5,289          4,793             7,647
Transfer and dividend disbursing agent
   fees                                         14,342          33,648         27,375            40,141
Registration fees                                1,240           2,963            648                --
Miscellaneous                                    6,080          10,743          7,779            11,649
-----------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                             $   168,065     $   483,309    $   337,904       $   603,223
-----------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                      $   691,559     $ 1,824,903    $ 1,492,370       $ 2,837,890
-----------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
-----------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                          $  (396,059)    $   158,757    $   169,101       $  (223,571)
   Financial futures contracts                      --           1,051             --                --
-----------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                   $  (396,059)    $   159,808    $   169,101       $  (223,571)
-----------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)     $(1,167,801)    $(4,224,250)   $(3,547,660)      $(4,914,981)
-----------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)             $(1,167,801)    $(4,224,250)   $(3,547,660)      $(4,914,981)
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS           $(1,563,860)    $(4,064,442)   $(3,378,559)      $(5,138,552)
-----------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                              $  (872,301)    $(2,239,539)   $(1,886,189)      $(2,300,662)
-----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000

                                          OREGON FUND  SOUTH CAROLINA FUND  TENNESSEE FUND  VIRGINIA FUND
---------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio         $2,708,547       $ 1,238,527       $ 1,406,800     $ 3,995,277
Expenses allocated from Portfolio           (220,049)          (87,370)         (104,358)       (345,756)
---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $2,488,498       $ 1,151,157       $ 1,302,442     $ 3,649,521
---------------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------------
Trustees fees and expenses                $    1,122       $       107       $       112     $     2,234
Distribution and service fees
   Class A                                     1,713             1,547             2,801           3,807
   Class B                                   393,658           177,290           202,420         588,154
Legal and accounting services                 15,389            14,760            14,989          15,813
Printing and postage                           5,788             5,263             3,307           9,682
Custodian fee                                  6,241             2,610             3,668           7,990
Transfer and dividend disbursing agent
   fees                                       34,990            13,363            18,570          46,525
Registration fees                                910                --             1,800             500
Miscellaneous                                 11,236             8,297             7,215          13,012
---------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $  471,047       $   223,237       $   254,882     $   687,717
---------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $2,017,451       $   927,920       $ 1,047,560     $ 2,961,804
---------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
---------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   19,641       $  (153,588)      $     8,052     $   243,632
   Financial futures contracts                    --             9,880                --           5,868
---------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                  $   19,641       $  (143,708)      $     8,052     $   249,500
---------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(3,895,935)     $(1,791,936)      $(1,777,280)    $(6,345,569)
---------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(3,895,935)     $(1,791,936)      $(1,777,280)    $(6,345,569)
---------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(3,876,294)     $(1,935,644)      $(1,769,228)    $(6,096,069)
---------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(1,858,843)     $(1,007,724)      $  (721,668)    $(3,134,265)
---------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000

INCREASE (DECREASE) IN NET ASSETS         ALABAMA FUND  ARKANSAS FUND  GEORGIA FUND  KENTUCKY FUND
--------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 1,691,876    $ 1,063,682   $  1,497,906  $  2,103,923
   Net realized gain (loss)                  (335,514)      (274,595)      (316,002)     (349,125)
   Net change in unrealized
      appreciation (depreciation)          (3,298,938)    (1,404,646)    (2,744,396)   (3,525,062)
--------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(1,942,576)   $  (615,559)  $ (1,562,492) $ (1,770,264)
--------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $  (157,991)   $  (104,708)  $    (65,790) $    (67,327)
      Class B                              (1,534,340)      (957,609)    (1,432,116)   (2,036,405)
   In excess of net investment income
      Class A                                  (1,320)        (1,474)        (2,243)           --
      Class B                                 (11,464)            --        (25,942)       (8,968)
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $(1,705,115)   $(1,063,791)  $ (1,526,091) $ (2,112,700)
--------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $   970,500    $ 1,028,599   $    182,511  $  4,645,745
      Class B                               3,034,489        738,202      1,455,986       624,644
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                  55,396         22,727         22,647        33,843
      Class B                                 695,373        495,020        600,541     1,026,473
   Cost of shares redeemed
      Class A                                (955,489)      (790,973)      (229,657)     (276,412)
      Class B                             (11,731,996)    (5,675,300)   (10,944,857)  (15,254,416)
--------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $(7,931,727)   $(4,181,725)  $ (8,912,829) $ (9,200,123)
--------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(11,579,418)  $(5,861,075)  $(12,001,412) $(13,083,087)
--------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------
At beginning of period                    $81,673,586    $50,243,867   $ 70,986,413  $ 97,391,619
--------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $70,094,168    $44,382,792   $ 58,985,001  $ 84,308,532
--------------------------------------------------------------------------------------------------

Accumulated distributions in excess
of net investment income included in net assets
--------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $  (127,406)   $   (96,802)  $   (163,130) $   (191,970)
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000

INCREASE (DECREASE) IN NET ASSETS         LOUISIANA FUND  MARYLAND FUND  MISSOURI FUND  NORTH CAROLINA FUND
-----------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $   691,559    $  1,824,903    $ 1,492,370      $  2,837,890
   Net realized gain (loss)                   (396,059)        159,808        169,101          (223,571)
   Net change in unrealized
      appreciation (depreciation)           (1,167,801)     (4,224,250)    (3,547,660)       (4,914,981)
-----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                              $  (872,301)   $ (2,239,539)   $(1,886,189)     $ (2,300,662)
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                              $  (115,895)   $    (87,568)   $  (116,596)     $   (346,914)
      Class B                                 (577,073)     (1,737,335)    (1,315,365)       (2,466,023)
   In excess of net investment income
      Class A                                   (1,281)         (6,859)            --                --
      Class B                                   (9,135)       (123,908)            --                --
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS        $  (703,384)   $ (1,955,670)   $(1,431,961)     $ (2,812,937)
-----------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                              $ 1,677,130    $  1,373,748    $   449,607      $  1,335,605
      Class B                                  944,700       2,406,937        805,046         1,351,537
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                   80,463          54,336         66,936           102,432
      Class B                                  197,310         873,709        642,572         1,151,980
   Cost of shares redeemed
      Class A                               (1,424,057)     (1,747,833)    (1,201,461)         (795,626)
      Class B                               (3,791,579)     (9,595,077)    (7,035,733)      (13,344,608)
-----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                      $(2,316,033)   $ (6,634,180)   $(6,273,033)     $(10,198,680)
-----------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                 $(3,891,718)   $(10,829,389)   $(9,591,183)     $(15,312,279)
-----------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------
At beginning of period                     $32,643,996    $ 94,894,220    $68,161,745      $128,806,589
-----------------------------------------------------------------------------------------------------------
AT END OF PERIOD                           $28,752,278    $ 84,064,831    $58,570,562      $113,494,310
-----------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-----------------------------------------------------------------------------------------------------------
AT END OF PERIOD                           $   (74,232)   $   (307,028)   $   165,177      $   (229,183)
-----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000

INCREASE (DECREASE) IN NET ASSETS         OREGON FUND   SOUTH CAROLINA FUND  TENNESSEE FUND  VIRGINIA FUND
----------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $  2,017,451      $   927,920       $ 1,047,560    $  2,961,804
   Net realized gain (loss)                     19,641         (143,708)            8,052         249,500
   Net change in unrealized
      appreciation (depreciation)           (3,895,935)      (1,791,936)       (1,777,280)     (6,345,569)
----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (1,858,843)     $(1,007,724)      $  (721,668)   $ (3,134,265)
----------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $    (68,810)     $   (42,782)      $   (79,442)   $    (99,275)
      Class B                               (1,935,537)        (895,649)         (942,907)     (2,862,529)
   In excess of net investment income
      Class A                                       --               --              (516)         (2,370)
      Class B                                       --               --                --         (22,161)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $ (2,004,347)     $  (938,431)      $(1,022,865)   $ (2,986,335)
----------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $    416,463      $   270,123       $ 1,114,033    $  1,904,069
      Class B                                3,478,436        1,348,212         1,143,629       2,613,347
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                   25,150           15,524            49,832          64,792
      Class B                                1,036,140          371,623           448,627       1,384,818
   Cost of shares redeemed
      Class A                                 (413,304)        (548,364)         (538,682)     (1,940,502)
      Class B                              (10,926,120)      (6,797,012)       (4,882,647)    (15,231,978)
----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $ (6,383,235)     $(5,339,894)      $(2,665,208)   $(11,205,454)
----------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(10,246,425)     $(7,286,049)      $(4,409,741)   $(17,326,054)
----------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------
At beginning of period                    $ 93,953,100      $44,357,037       $49,259,420    $137,050,635
----------------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $ 83,706,675      $37,070,988       $44,849,679    $119,724,581
----------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
----------------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $    (22,975)     $    33,284       $   (25,881)   $   (280,580)
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1999

INCREASE (DECREASE) IN NET ASSETS         ALABAMA FUND  ARKANSAS FUND  GEORGIA FUND  KENTUCKY FUND
--------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 3,716,975    $ 2,273,316   $  3,426,894  $  4,643,930
   Net realized gain (loss)                 1,822,633        765,766      1,152,983       987,147
   Net change in unrealized
      appreciation (depreciation)          (7,171,552)    (3,759,621)    (7,104,170)   (6,310,408)
--------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(1,631,944)   $  (720,539)  $ (2,524,293) $   (679,331)
--------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $  (273,893)   $  (134,735)  $   (120,402) $    (66,923)
      Class B                              (3,448,983)    (2,138,581)    (3,306,492)   (4,577,007)
   In excess of net investment income
      Class A                                      --         (1,553)        (2,744)       (1,279)
      Class B                                (103,265)       (24,429)       (69,736)      (73,211)
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $(3,826,141)   $(2,299,298)  $ (3,499,374) $ (4,718,420)
--------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $ 1,728,724    $ 3,455,084   $  1,076,371  $    303,922
      Class B                               5,603,743      2,226,973      4,887,411     5,902,302
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                 138,087         38,595         65,272        52,077
      Class B                               1,798,421      1,107,738      1,475,296     2,414,303
   Cost of shares redeemed
      Class A                                (433,969)      (391,394)      (425,348)     (201,869)
      Class B                             (16,164,402)    (9,115,134)   (16,942,132)  (17,998,919)
--------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $(7,329,396)   $(2,678,138)  $ (9,863,130) $ (9,528,184)
--------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(12,787,481)  $(5,697,975)  $(15,886,797) $(14,925,935)
--------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------
At beginning of year                      $94,461,067    $55,941,842   $ 86,873,210  $112,317,554
--------------------------------------------------------------------------------------------------
AT END OF YEAR                            $81,673,586    $50,243,867   $ 70,986,413  $ 97,391,619
--------------------------------------------------------------------------------------------------

Accumulated distributions in excess
of net investment income included in net assets
--------------------------------------------------------------------------------------------------
AT END OF YEAR                            $  (114,167)   $   (96,693)  $   (134,945) $   (183,193)
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1999

INCREASE (DECREASE) IN NET ASSETS         LOUISIANA FUND  MARYLAND FUND  MISSOURI FUND  NORTH CAROLINA FUND
-----------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $ 1,489,224    $  4,102,202    $ 3,108,763      $  6,137,956
   Net realized gain (loss)                   (132,083)      1,057,195        531,101         1,052,274
   Net change in unrealized
      appreciation (depreciation)           (2,534,220)     (9,405,694)    (5,290,347)      (10,001,534)
-----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                              $(1,177,079)   $ (4,246,297)   $(1,650,483)     $ (2,811,304)
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                              $  (226,135)   $   (109,175)   $  (188,860)     $   (659,797)
      Class B                               (1,263,089)     (3,993,027)    (2,883,597)       (5,478,159)
   In excess of net investment income
      Class A                                   (6,814)         (6,852)            --            (5,970)
      Class B                                  (59,171)       (236,051)            --          (100,614)
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS        $(1,555,209)   $ (4,345,105)   $(3,072,457)     $ (6,244,540)
-----------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                              $ 1,106,212    $  3,289,092    $ 3,030,569      $  1,198,422
      Class B                                3,037,552       8,242,955      4,126,558         5,852,796
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                   80,885          60,937        120,445           196,774
      Class B                                  592,446       2,104,432      1,442,178         2,704,594
   Cost of shares redeemed
      Class A                               (1,633,134)     (1,146,216)      (847,082)         (798,040)
      Class B                               (4,229,343)    (13,997,652)    (9,239,481)      (23,584,395)
-----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                      $(1,045,382)   $ (1,446,452)   $(1,366,813)     $(14,429,849)
-----------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                 $(3,777,670)   $(10,037,854)   $(6,089,753)     $(23,485,693)
-----------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------
At beginning of year                       $36,421,666    $104,932,074    $74,251,498      $152,292,282
-----------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $32,643,996    $ 94,894,220    $68,161,745      $128,806,589
-----------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-----------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $   (62,407)   $   (176,261)   $   104,768      $   (254,136)
-----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1999

INCREASE (DECREASE) IN NET ASSETS         OREGON FUND   SOUTH CAROLINA FUND  TENNESSEE FUND  VIRGINIA FUND
----------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $  4,193,694      $ 2,132,390       $ 2,231,602    $  6,177,245
   Net realized gain (loss)                  1,043,805         (175,546)          111,739       1,479,464
   Net change in unrealized
      appreciation (depreciation)           (6,028,924)      (3,664,757)       (2,876,878)     (9,945,786)
----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $   (791,425)     $(1,707,913)      $  (533,537)   $ (2,289,077)
----------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $    (75,205)     $   (88,628)      $  (188,489)   $   (135,278)
      Class B                               (4,117,449)      (2,043,137)       (2,025,466)     (6,041,967)
   In excess of net investment income
      Class A                                       --               --                --            (521)
      Class B                                  (28,994)              --                --        (130,541)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $ (4,221,648)     $(2,131,765)      $(2,213,955)   $ (6,308,307)
----------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $  2,074,921      $ 1,093,370       $   870,700    $  2,275,635
      Class B                                8,483,806        5,463,697         4,407,750       9,796,312
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                   47,100           48,765           129,366          76,553
      Class B                                2,313,890          877,041         1,019,918       3,097,056
   Cost of shares redeemed
      Class A                                 (273,367)        (554,261)       (1,325,138)       (753,738)
      Class B                              (17,165,026)      (8,609,880)       (6,597,919)    (19,862,551)
----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $ (4,518,676)     $(1,681,268)      $(1,495,323)   $ (5,370,733)
----------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $ (9,531,749)     $(5,520,946)      $(4,242,815)   $(13,968,117)
----------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------
At beginning of year                      $103,484,849      $49,877,983       $53,502,235    $151,018,752
----------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $ 93,953,100      $44,357,037       $49,259,420    $137,050,635
----------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
----------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $    (36,079)     $    43,795       $   (50,576)   $   (256,049)
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                            ALABAMA FUND -- CLASS A
                                  -------------------------------------------
                                  SIX MONTHS ENDED     YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    ----------------------
                                  (UNAUDITED)(1)        1999(1)       1998
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.430          $10.040      $ 9.860
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment income                  $ 0.240          $ 0.481      $ 0.493
Net realized and unrealized
   gain (loss)                          (0.438)          (0.599)       0.181
-----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.198)         $(0.118)     $ 0.674
-----------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------
From net investment income             $(0.240)         $(0.492)     $(0.494)
In excess of net investment
   income                               (0.002)              --           --
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.242)         $(0.492)     $(0.494)
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 8.990          $ 9.430      $10.040
-----------------------------------------------------------------------------

TOTAL RETURN(2)                          (2.10)%          (1.29)%       6.98%
-----------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 5,978          $ 6,198      $ 5,140
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            0.84%(4)         0.77%        0.78%
   Expenses after custodian
      fee reduction(3)                    0.84%(4)         0.76%        0.76%
   Net investment income                  5.26%(4)         4.87%        4.93%
Portfolio Turnover of the
   Portfolio                                 5%              23%          23%
-----------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                               ALABAMA FUND -- CLASS B
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)(1)        1999(1)       1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.370          $11.040      $10.850      $10.460     $ 10.440     $ 10.210
--------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.224          $ 0.447      $ 0.455      $ 0.469     $  0.470     $  0.479
Net realized and unrealized
   gain (loss)                          (0.478)          (0.657)       0.200        0.386        0.030        0.244
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.254)         $(0.210)     $ 0.655      $ 0.855     $  0.500     $  0.723
--------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.224)         $(0.447)     $(0.464)     $(0.465)    $ (0.480)    $ (0.479)
In excess of net investment
   income                               (0.002)          (0.013)      (0.001)          --           --       (0.014)
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.226)         $(0.460)     $(0.465)     $(0.465)    $ (0.480)    $ (0.493)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.890          $10.370      $11.040      $10.850     $ 10.460     $ 10.440
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          (2.45)%          (2.02)%       6.17%        8.33%        4.85%        7.38%
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $64,116          $75,475      $89,321      $96,154     $101,692     $108,642
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)(4)                         1.63%(5)         1.54%        1.57%        1.60%        1.57%        1.51%
   Expenses after custodian
      fee reduction(3)                    1.63%(5)         1.53%        1.55%        1.59%        1.52%          --
   Net investment income                  4.49%(5)         4.11%        4.15%        4.39%        4.44%        4.74%
Portfolio Turnover of the
   Portfolio                                 5%              23%          23%          23%          52%          51%
--------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                           ARKANSAS FUND -- CLASS A
                                  -------------------------------------------
                                  SIX MONTHS ENDED     YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    ----------------------
                                  (UNAUDITED)           1999(1)      1998(1)
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.510          $10.070      $ 9.810
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment income                  $ 0.245          $ 0.497      $ 0.492
Net realized and unrealized
   gain (loss)                          (0.317)          (0.555)       0.272
-----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.072)         $(0.058)     $ 0.764
-----------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------
From net investment income             $(0.245)         $(0.497)     $(0.492)
In excess of net investment
   income                               (0.003)          (0.005)      (0.012)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.248)         $(0.502)     $(0.504)
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.190          $ 9.510      $10.070
-----------------------------------------------------------------------------

TOTAL RETURN(2)                          (0.74)%          (0.67)%       7.95%
-----------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 4,293          $ 4,167      $ 1,286
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            0.79%(4)         0.71%        0.73%
   Expenses after custodian
      fee reduction(3)                    0.79%(4)         0.69%        0.72%
   Net investment income                  5.29%(4)         4.94%        4.93%
Portfolio Turnover of the
   Portfolio                                12%              24%          13%
-----------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                               ARKANSAS FUND -- CLASS B
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)           1999(1)      1998(1)       1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.190          $10.800      $10.510      $10.190      $10.250      $10.140
--------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.296          $ 0.443      $ 0.442      $ 0.445      $ 0.450      $ 0.460
Net realized and unrealized
   gain (loss)                          (0.338)          (0.605)       0.298        0.324       (0.038)       0.132
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.042)         $(0.162)     $ 0.740      $ 0.769      $ 0.412      $ 0.592
--------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.298)         $(0.443)     $(0.442)     $(0.445)     $(0.471)     $(0.460)
In excess of net investment
   income                                   --           (0.005)      (0.008)      (0.004)      (0.001)      (0.022)
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.298)         $(0.448)     $(0.450)     $(0.449)     $(0.472)     $(0.482)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.850          $10.190      $10.800      $10.510      $10.190      $10.250
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          (1.15)%          (1.60)%       7.19%        7.70%        4.05%        6.15%
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $40,090          $46,077      $54,655      $61,322      $72,868      $80,823
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)(4)                         1.64%(5)         1.56%        1.53%        1.60%        1.56%        1.50%
   Expenses after custodian
      fee reduction(3)                    1.64%(5)         1.54%        1.52%        1.59%        1.54%          --
   Net investment income                  4.50%(5)         4.17%        4.14%        4.31%        4.34%        4.67%
Portfolio Turnover of the
   Portfolio                                12%              24%          13%          17%          11%          23%
--------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                            GEORGIA FUND -- CLASS A
                                  -------------------------------------------
                                  SIX MONTHS ENDED     YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    ----------------------
                                  (UNAUDITED)(1)        1999(1)       1998
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 8.990          $ 9.730      $ 9.500
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment income                  $ 0.232          $ 0.476      $ 0.476
Net realized and unrealized
   gain (loss)                          (0.402)          (0.730)       0.245
-----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.170)         $(0.254)     $ 0.721
-----------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------
From net investment income             $(0.232)         $(0.476)     $(0.484)
In excess of net investment
   income                               (0.008)          (0.010)      (0.007)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.240)         $(0.486)     $(0.491)
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 8.580          $ 8.990      $ 9.730
-----------------------------------------------------------------------------

TOTAL RETURN(2)                          (1.89)%          (2.78)%       7.75%
-----------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 2,413          $ 2,554      $ 2,043
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            0.90%(4)         0.80%        0.83%
   Expenses after custodian
      fee reduction(3)                    0.90%(4)         0.76%        0.82%
   Net investment income                  5.36%(4)         4.97%        4.92%
Portfolio Turnover of the
   Portfolio                                12%              38%          19%
-----------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                               GEORGIA FUND -- CLASS B
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)(1)        1999(1)       1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.600          $10.380      $10.140      $ 9.810     $  9.790     $  9.800
--------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.213          $ 0.433      $ 0.434      $ 0.449     $  0.451     $  0.450
Net realized and unrealized
   gain (loss)                          (0.426)          (0.771)       0.261        0.336        0.024        0.007(2)
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.213)         $(0.338)     $ 0.695      $ 0.785     $  0.475     $  0.457
--------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.213)         $(0.433)     $(0.437)     $(0.455)    $ (0.455)    $ (0.450)
In excess of net investment
   income                               (0.004)          (0.009)      (0.018)          --           --       (0.017)
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.217)         $(0.442)     $(0.455)     $(0.455)    $ (0.455)    $ (0.467)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.170          $ 9.600      $10.380      $10.140     $  9.810     $  9.790
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          (2.21)%          (3.44)%       7.00%        8.16%        4.91%        4.90%
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $56,572          $68,432      $84,830      $93,128     $106,992     $120,143
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)(5)                         1.65%(6)         1.55%        1.56%        1.59%        1.58%        1.49%
   Expenses after custodian
      fee reduction(4)                    1.65%(6)         1.51%        1.55%        1.57%        1.52%          --
   Net investment income                  4.62%(6)         4.24%        4.22%        4.48%        4.55%        4.72%
Portfolio Turnover of the
   Portfolio                                12%              38%          19%          13%          21%          48%
--------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The per share amounts are not in accord with the net realized and unrealized gain for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                           KENTUCKY FUND -- CLASS A
                                  -------------------------------------------
                                  SIX MONTHS ENDED     YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    ----------------------
                                  (UNAUDITED)(1)        1999(1)      1998(1)
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.410          $ 9.910      $ 9.680
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment income                  $ 0.250          $ 0.493      $ 0.497
Net realized and unrealized
   gain (loss)                          (0.400)          (0.491)       0.235
-----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.150)         $ 0.002      $ 0.732
-----------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------
From net investment income             $(0.250)         $(0.493)     $(0.497)
In excess of net investment
   income                                   --           (0.009)      (0.005)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.250)         $(0.502)     $(0.502)
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.010          $ 9.410      $ 9.910
-----------------------------------------------------------------------------

TOTAL RETURN(2)                          (1.59)%          (0.05)%       7.72%
-----------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 5,732          $ 1,387      $ 1,303
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            0.78%(4)         0.83%        0.83%
   Expenses after custodian
      fee reduction(3)                    0.76%(4)         0.81%        0.82%
   Net investment income                  5.29%(4)         5.03%        5.05%
Portfolio Turnover of the
   Portfolio                                 6%              11%          15%
-----------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                               KENTUCKY FUND -- CLASS B
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)(1)        1999(1)      1998(1)       1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.120          $10.660     $ 10.410     $  9.970     $  9.990     $  9.850
--------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.228          $ 0.453     $  0.456     $  0.456     $  0.450     $  0.458
Net realized and unrealized
   gain (loss)                          (0.419)          (0.533)       0.254        0.435       (0.009)(2)    0.163
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.191)         $(0.080)    $  0.710     $  0.891     $  0.441     $  0.621
--------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.228)         $(0.453)    $ (0.456)    $ (0.451)    $ (0.450)    $ (0.458)
In excess of net investment
   income                               (0.001)          (0.007)      (0.004)          --       (0.011)      (0.023)
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.229)         $(0.460)    $ (0.460)    $ (0.451)    $ (0.461)    $ (0.481)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.700          $10.120     $ 10.660     $ 10.410     $  9.970     $  9.900
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          (1.88)%          (0.84)%       6.97%        9.12%        4.45%        6.61%
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $78,577          $96,005     $111,015     $121,376     $131,357     $143,106
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)(5)                         1.63%(6)         1.56%        1.57%        1.60%        1.57%        1.52%
   Expenses after custodian
      fee reduction(4)                    1.61%(6)         1.54%        1.56%        1.57%        1.54%          --
   Net investment income                  4.67%(6)         4.30%        4.32%        4.50%        4.45%        4.74%
Portfolio Turnover of the
   Portfolio                                 6%              11%          15%          28%          28%          30%
--------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The per share amounts are not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                           LOUISIANA FUND -- CLASS A
                                  -------------------------------------------
                                  SIX MONTHS ENDED     YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    ----------------------
                                  (UNAUDITED)(1)         1999         1998
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.240          $ 9.990      $ 9.750
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment income                  $ 0.233          $ 0.486      $ 0.480
Net realized and unrealized
   gain (loss)                          (0.457)          (0.735)       0.294
-----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.224)         $(0.249)     $ 0.774
-----------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------
From net investment income             $(0.233)         $(0.486)     $(0.515)
In excess of net investment
   income                               (0.003)          (0.015)      (0.019)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.236)         $(0.501)     $(0.534)
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 8.780          $ 9.240      $ 9.990
-----------------------------------------------------------------------------

TOTAL RETURN(2)                          (2.42)%          (2.73)%       8.13%
-----------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 4,214          $ 4,102      $ 4,886
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            0.87%(4)         0.63%        0.71%
   Expenses after custodian
      fee reduction(3)                    0.85%(4)         0.60%        0.66%
   Net investment income                  5.19%(4)         4.93%        4.79%
Portfolio Turnover of the
   Portfolio                                12%              20%          43%
-----------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                              LOUISIANA FUND -- CLASS B
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)(1)         1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.760          $10.570      $10.310      $ 9.960      $ 9.980      $10.010
--------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.207          $ 0.429      $ 0.436      $ 0.482      $ 0.486      $ 0.487
Net realized and unrealized
   gain (loss)                          (0.467)          (0.790)       0.306        0.350       (0.016)      (0.006)(2)
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.260)         $(0.361)     $ 0.742      $ 0.832      $ 0.470      $ 0.481
--------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.207)         $(0.429)     $(0.446)     $(0.482)     $(0.490)     $(0.487)
In excess of net investment
   income                               (0.003)          (0.020)      (0.036)          --           --       (0.024)
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.210)         $(0.449)     $(0.482)     $(0.482)     $(0.490)     $(0.511)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.290          $ 9.760      $10.570      $10.310      $ 9.960      $ 9.980
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          (2.66)%          (3.63)%       7.37%        8.52%        4.77%        5.08%
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $24,538          $28,542      $31,536      $31,996      $32,994      $31,836
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)(5)                         1.67%(6)         1.47%        1.49%        1.54%        1.41%        1.31%
   Expenses after custodian
      fee reduction(4)                    1.65%(6)         1.44%        1.44%        1.52%        1.34%          --
   Net investment income                  4.43%(6)         4.08%        4.18%        4.74%        4.82%        4.97%
Portfolio Turnover of the
   Portfolio                                12%              20%          43%          27%          99%          46%
--------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                       1.53%        1.42%
   Expenses after custodian
      fee reduction                                                                               1.45%          --
   Net investment income                                                                          4.70%        4.86%
Net investment income per
   share                                                                                       $ 0.474      $ 0.470
--------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The per share amounts are not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended August 31, 1995 have not been adjusted to reflect this change.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                           MARYLAND FUND -- CLASS A
                                  -------------------------------------------
                                  SIX MONTHS ENDED     YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    ----------------------
                                  (UNAUDITED)(1)        1999(1)      1998(1)
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.230          $10.050      $ 9.810
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment income                  $ 0.212          $ 0.451      $ 0.476
Net realized and unrealized
   gain (loss)                          (0.393)          (0.785)       0.262
-----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.181)         $(0.334)     $ 0.738
-----------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------
From net investment income             $(0.212)         $(0.457)     $(0.476)
In excess of net investment
   income                               (0.017)          (0.029)      (0.022)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.229)         $(0.486)     $(0.498)
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 8.820          $ 9.230      $10.050
-----------------------------------------------------------------------------

TOTAL RETURN(2)                          (1.95)%          (3.47)%       7.68%
-----------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 3,067          $ 3,574      $ 1,625
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            0.91%(4)         0.81%        0.82%
   Expenses after custodian
      fee reduction(3)                    0.89%(4)         0.78%        0.78%
   Net investment income                  4.80%(4)         4.65%        4.76%
Portfolio Turnover of the
   Portfolio                                 7%              31%          30%
-----------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                               MARYLAND FUND -- CLASS B
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)(1)        1999(1)      1998(1)       1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.080          $10.980     $ 10.710     $ 10.300     $ 10.230     $ 10.070
--------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.197          $ 0.425     $  0.441     $  0.453     $  0.464     $  0.476
Net realized and unrealized
   gain (loss)                          (0.426)          (0.874)       0.291        0.419        0.086        0.169
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.229)         $(0.449)    $  0.732     $  0.872     $  0.550     $  0.645
--------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.197)         $(0.425)    $ (0.447)    $ (0.462)    $ (0.480)    $ (0.476)
In excess of net investment
   income                               (0.014)          (0.026)      (0.015)          --           --       (0.009)
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.211)         $(0.451)    $ (0.462)    $ (0.462)    $ (0.480)    $ (0.485)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.640          $10.080     $ 10.980     $ 10.710     $ 10.300     $ 10.230
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          (2.25)%          (4.25)%       6.98%        8.64%        5.44%        6.71%
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $80,998          $91,321     $103,307     $105,671     $109,243     $113,826
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)(4)                         1.63%(5)         1.58%        1.56%        1.57%        1.57%        1.50%
   Expenses after custodian
      fee reduction(3)                    1.61%(5)         1.55%        1.52%        1.54%        1.55%          --
   Net investment income                  4.08%(5)         3.98%        4.05%        4.30%        4.46%        4.82%
Portfolio Turnover of the
   Portfolio                                 7%              31%          30%          30%          33%          30%
--------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                           MISSOURI FUND -- CLASS A
                                  -------------------------------------------
                                  SIX MONTHS ENDED     YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    ----------------------
                                  (UNAUDITED)(1)         1999         1998
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.630          $10.270      $ 9.930
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment income                  $ 0.258          $ 0.495      $ 0.503
Net realized and unrealized
   gain (loss)                          (0.490)          (0.638)       0.334
-----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.232)         $(0.143)     $ 0.837
-----------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------
From net investment income             $(0.248)         $(0.497)     $(0.497)
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.150          $ 9.630      $10.270
-----------------------------------------------------------------------------

TOTAL RETURN(2)                          (2.42)%          (1.52)%       8.61%
-----------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 3,772          $ 4,692      $ 2,665
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            0.78%(4)         0.72%        0.79%
   Expenses after custodian
      fee reduction(3)                    0.78%(4)         0.70%        0.77%
   Net investment income                  5.57%(4)         5.10%        5.00%
Portfolio Turnover of the
   Portfolio                                 8%              21%          11%
-----------------------------------------------------------------------------

 (1)  Net investment income per share was computed using shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                               MISSOURI FUND -- CLASS B
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)(1)         1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.650          $11.380      $11.010      $10.510      $10.510      $10.240
--------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.240          $ 0.471      $ 0.477      $ 0.478      $ 0.476      $ 0.477
Net realized and unrealized
   gain (loss)                          (0.530)          (0.736)       0.364        0.493        0.003        0.289
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.290)         $(0.265)     $ 0.841      $ 0.971      $ 0.479      $ 0.766
--------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.230)         $(0.465)     $(0.471)     $(0.471)     $(0.476)     $(0.477)
In excess of net investment
   income                                   --               --           --           --       (0.003)      (0.019)
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.230)         $(0.465)     $(0.471)     $(0.471)     $(0.479)     $(0.496)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.130          $10.650      $11.380      $11.010      $10.510      $10.510
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          (2.73)%          (2.46)%       7.81%        9.42%        4.60%        7.82%
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $54,799          $63,470      $71,586      $77,479      $82,385      $89,811
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)(4)                         1.62%(5)         1.56%        1.56%        1.57%        1.56%        1.53%
   Expenses after custodian
      fee reduction(3)                    1.62%(5)         1.54%        1.54%        1.56%        1.54%          --
   Net investment income                  4.68%(5)         4.19%        4.25%        4.44%        4.47%        4.72%
Portfolio Turnover of the
   Portfolio                                 8%              21%          11%           5%          36%          24%
--------------------------------------------------------------------------------------------------------------------

 (1)  Net investment income per share was computed using shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                        NORTH CAROLINA FUND -- CLASS A
                                  -------------------------------------------
                                  SIX MONTHS ENDED     YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    ----------------------
                                  (UNAUDITED)           1999(1)      1998(1)
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.260          $ 9.880      $ 9.610
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment income                  $ 0.243          $ 0.483      $ 0.490
Net realized and unrealized
   gain (loss)                          (0.380)          (0.616)       0.282
-----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.137)         $(0.133)     $ 0.772
-----------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------
From net investment income             $(0.243)         $(0.483)     $(0.490)
In excess of net investment
   income                                   --           (0.004)      (0.012)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.243)         $(0.487)     $(0.502)
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 8.880          $ 9.260      $ 9.880
-----------------------------------------------------------------------------

TOTAL RETURN(2)                          (1.48)%          (1.46)%       8.22%
-----------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $12,795          $12,697      $12,967
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            0.84%(4)         0.79%        0.83%
   Expenses after custodian
      fee reduction(3)                    0.84%(4)         0.78%        0.80%
   Net investment income                  5.43%(4)         4.97%        5.03%
Portfolio Turnover of the
   Portfolio                                 7%               3%          26%
-----------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            NORTH CAROLINA FUND -- CLASS B
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)           1999(1)      1998(1)       1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  9.960         $ 10.630     $ 10.340     $  9.970     $  9.960     $  9.970
--------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.222         $  0.438     $  0.447     $  0.452     $  0.452     $  0.466
Net realized and unrealized
   gain (loss)                          (0.410)          (0.662)       0.303        0.378        0.026        0.011(2)
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ (0.188)        $ (0.224)    $  0.750     $  0.830     $  0.478     $  0.477
--------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.222)        $ (0.438)    $ (0.447)    $ (0.455)    $ (0.455)    $ (0.466)
In excess of net investment
   income                                   --           (0.008)      (0.013)      (0.005)      (0.013)      (0.021)
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.222)        $ (0.446)    $ (0.460)    $ (0.460)    $ (0.468)    $ (0.487)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  9.550         $  9.960     $ 10.630     $ 10.340     $  9.970     $  9.960
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                             (1.88)%          (2.24)%       7.42%        8.50%        4.83%        5.03%
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $100,699         $116,110     $139,325     $151,564     $169,889     $188,450
Ratios (As a percentage of
   average daily net assets):
   Expenses                               1.61%(6)         1.58%        1.58%        1.60%        1.59%        1.51%
   Expenses after custodian
      fee reduction                       1.61%(6)         1.57%        1.55%        1.58%        1.54%          --
   Net investment income                  4.66%            4.19%        4.26%        4.48%        4.47%        4.78%
Portfolio Turnover of the
   Portfolio                                 7%               3%          26%          42%          54%          33%
--------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The per share amounts are not in accord with the net realized and unrealized gain for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                            OREGON FUND -- CLASS A
                                  -------------------------------------------
                                  SIX MONTHS ENDED     YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    ----------------------
                                  (UNAUDITED)           1999(1)      1998(1)
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.380          $ 9.870      $ 9.600
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment income                  $ 0.243          $ 0.489      $ 0.483
Net realized and unrealized
   gain (loss)                          (0.400)          (0.491)       0.275
-----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.157)         $(0.002)     $ 0.758
-----------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------
From net investment income             $(0.243)         $(0.488)     $(0.483)
In excess of net investment
   income                                   --               --       (0.005)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.243)         $(0.488)     $(0.488)
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 8.980          $ 9.380      $ 9.870
-----------------------------------------------------------------------------

TOTAL RETURN(2)                          (1.66)%          (0.11)%       8.08%
-----------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 2,579          $ 2,658      $   914
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            0.82%(4)         0.71%        0.78%
   Expenses after custodian
      fee reduction(3)                    0.81%(4)         0.70%        0.78%
   Net investment income                  5.37%(4)         5.02%        4.95%
Portfolio Turnover of the
   Portfolio                                15%              35%           9%
-----------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                OREGON FUND -- CLASS B
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)           1999(1)      1998(1)       1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.260          $10.800     $ 10.510     $ 10.240     $ 10.310     $ 10.090
--------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.226          $ 0.449     $  0.450     $  0.456     $  0.450     $  0.455
Net realized and unrealized
   gain (loss)                          (0.431)          (0.537)       0.292        0.266       (0.061)       0.241
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.205)         $(0.088)    $  0.742     $  0.722     $  0.389     $  0.696
--------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.225)         $(0.449)    $ (0.451)    $ (0.452)    $ (0.457)    $ (0.455)
In excess of net investment
   income                                   --           (0.003)      (0.001)          --       (0.002)      (0.021)
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.225)         $(0.452)    $ (0.452)    $ (0.452)    $ (0.459)    $ (0.476)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.830          $10.260     $ 10.800     $ 10.510     $ 10.240     $ 10.310
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          (1.99)%          (0.92)%       7.22%        7.20%        3.80%        7.22%
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $81,128          $91,295     $102,571     $112,586     $128,580     $145,056
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)(4)                         1.61%(5)         1.57%        1.56%        1.63%        1.56%        1.53%
   Expenses after custodian
      fee reduction(3)                    1.60%(5)         1.56%        1.56%        1.63%        1.53%          --
   Net investment income                  4.59%(5)         4.19%        4.22%        4.41%        4.33%        4.59%
Portfolio Turnover of the
   Portfolio                                15%              35%           9%          22%          28%          22%
--------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                        SOUTH CAROLINA FUND -- CLASS A
                                  -------------------------------------------
                                  SIX MONTHS ENDED     YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    ----------------------
                                  (UNAUDITED)            1999         1998
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.320          $10.090      $ 9.760
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment income                  $ 0.245          $ 0.490      $ 0.495
Net realized and unrealized
   gain (loss)                          (0.427)          (0.767)       0.328
-----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.182)         $(0.277)     $ 0.823
-----------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------
From net investment income             $(0.248)         $(0.493)     $(0.493)
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 8.890          $ 9.320      $10.090
-----------------------------------------------------------------------------

TOTAL RETURN(1)                          (1.96)%          (2.91)%       8.62%
-----------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 1,413          $ 1,757      $ 1,316
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                            0.89%(3)         0.78%        0.77%
   Expenses after custodian
      fee reduction(2)                    0.87%(3)         0.75%        0.76%
   Net investment income                  5.40%(3)         4.98%        5.03%
Portfolio Turnover of the
   Portfolio                                 8%              26%          21%
-----------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            SOUTH CAROLINA FUND -- CLASS B
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)            1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.900          $10.720      $10.380      $10.020      $10.000      $ 9.940
--------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.224          $ 0.448      $ 0.455      $ 0.463      $ 0.467      $ 0.460
Net realized and unrealized
   gain (loss)                          (0.459)          (0.820)       0.352        0.364        0.021        0.071
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.235)         $(0.372)     $ 0.807      $ 0.827      $ 0.488      $ 0.531
--------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.225)         $(0.448)     $(0.467)     $(0.467)     $(0.468)     $(0.460)
In excess of net investment
   income                                   --               --           --           --           --       (0.011)
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.225)         $(0.448)     $(0.467)     $(0.467)     $(0.468)     $(0.471)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.440          $ 9.900      $10.720      $10.380      $10.020      $10.000
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                          (2.38)%          (3.63)%       7.96%        8.41%        4.92%        5.64%
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $35,658          $42,600      $48,562      $52,686      $57,217      $59,955
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)(3)                         1.62%(4)         1.51%        1.52%        1.63%        1.60%        1.49%
   Expenses after custodian
      fee reduction(2)                    1.60%(4)         1.48%        1.51%        1.62%        1.58%          --
   Net investment income                  4.66%(4)         4.26%        4.30%        4.50%        4.60%        4.77%
Portfolio Turnover of the
   Portfolio                                 8%              26%          21%           8%          36%          75%
--------------------------------------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (3) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                           TENNESSEE FUND -- CLASS A
                                  -------------------------------------------
                                  SIX MONTHS ENDED     YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    ----------------------
                                  (UNAUDITED)(1)         1999        1998(1)
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.460          $ 9.980      $ 9.740
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment income                  $ 0.238          $ 0.489      $ 0.491
Net realized and unrealized
   gain (loss)                          (0.338)          (0.519)       0.257
-----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.100)         $(0.030)     $ 0.748
-----------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------
From net investment income             $(0.238)         $(0.490)     $(0.491)
In excess of net investment
   income                               (0.002)              --       (0.017)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.240)         $(0.490)     $(0.508)
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.120          $ 9.460      $ 9.980
-----------------------------------------------------------------------------

TOTAL RETURN(2)                          (1.04)%          (0.39)%       7.85%
-----------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 3,383          $ 2,870      $ 3,413
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            0.84%(4)         0.70%        0.67%
   Expenses after custodian
      fee reduction(3)                    0.84%(4)         0.69%        0.65%
   Net investment income                  5.19%(4)         4.96%        4.94%
Portfolio Turnover of the
   Portfolio                                 8%              13%          21%
-----------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                              TENNESSEE FUND -- CLASS B
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)(1)         1999        1998(1)       1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.280          $10.840      $10.580      $10.150      $10.110      $10.020
--------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.223          $ 0.446      $ 0.444      $ 0.453      $ 0.457      $ 0.468
Net realized and unrealized
   gain (loss)                          (0.367)          (0.564)       0.266        0.436        0.059        0.115
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.144)         $(0.118)     $ 0.710      $ 0.889      $ 0.516      $ 0.583
--------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.216)         $(0.442)     $(0.444)     $(0.453)     $(0.475)     $(0.468)
In excess of net investment
   income                                   --               --       (0.006)      (0.006)      (0.001)      (0.025)
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.216)         $(0.442)     $(0.450)     $(0.459)     $(0.476)     $(0.493)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.920          $10.280      $10.840      $10.580      $10.150      $10.110
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          (1.38)%          (1.19)%       6.86%        8.95%        5.16%        6.12%
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $41,467          $46,389      $50,090      $51,712      $54,533      $57,484
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)(4)                         1.60%(5)         1.51%        1.52%        1.54%        1.53%        1.47%
   Expenses after custodian
      fee reduction(3)                    1.60%(5)         1.50%        1.50%        1.53%        1.51%          --
   Net investment income                  4.47%(5)         4.15%        4.14%        4.39%        4.45%        4.77%
Portfolio Turnover of the
   Portfolio                                 8%              13%          21%           3%          39%          20%
--------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                           VIRGINIA FUND -- CLASS A
                                  -------------------------------------------
                                  SIX MONTHS ENDED     YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    ----------------------
                                  (UNAUDITED)(1)         1999        1998(1)
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.300          $ 9.870      $ 9.620
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment income                  $ 0.238          $ 0.503      $ 0.483
Net realized and unrealized
   gain (loss)                          (0.414)          (0.582)       0.277
-----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.176)         $(0.079)     $ 0.760
-----------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------
From net investment income             $(0.238)         $(0.489)     $(0.483)
In excess of net investment
   income                               (0.006)          (0.002)      (0.027)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.244)         $(0.491)     $(0.510)
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 8.880          $ 9.300      $ 9.870
-----------------------------------------------------------------------------

TOTAL RETURN(2)                          (1.89)%          (0.90)%       8.08%
-----------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 3,394          $ 3,528      $ 2,117
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            0.89%(4)         0.73%        0.85%
   Expenses after custodian
      fee reduction(3)                    0.89%(4)         0.71%        0.83%
   Net investment income                  5.33%(4)         5.00%        4.92%
Portfolio Turnover of the
   Portfolio                                10%              17%           8%
-----------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                               VIRGINIA FUND -- CLASS B
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)(1)         1999        1998(1)       1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.290         $ 10.930     $ 10.630     $ 10.260     $ 10.260     $ 10.120
--------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.229         $  0.450     $  0.454     $  0.467     $  0.471     $  0.479
Net realized and unrealized
   gain (loss)                          (0.468)          (0.629)       0.312        0.369        0.006        0.161
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ (0.239)        $ (0.179)    $  0.766     $  0.836     $  0.477     $  0.640
--------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.229)        $ (0.451)    $ (0.454)    $ (0.466)    $ (0.471)    $ (0.479)
In excess of net investment
   income                               (0.002)          (0.010)      (0.012)          --       (0.006)      (0.021)
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.231)        $ (0.461)    $ (0.466)    $ (0.466)    $ (0.477)    $ (0.500)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  9.820         $ 10.290     $ 10.930     $ 10.630     $ 10.260     $ 10.260
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          (2.33)%          (1.75)%       7.37%        8.31%        4.67%        6.62%
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $116,331         $133,522     $148,902     $159,603     $175,918     $189,535
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)(4)                         1.64%(5)         1.58%        1.59%        1.60%        1.56%        1.50%
   Expenses after custodian
      fee reduction(3)                    1.64%(5)         1.56%        1.57%        1.57%        1.53%          --
   Net investment income                  4.60%(5)         4.19%        4.21%        4.47%        4.52%        4.81%
Portfolio Turnover of the
   Portfolio                                10%              17%           8%          25%          30%          38%
--------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-nine Funds, twelve of which, each diversified, are included in these financial statements. They include Eaton Vance Alabama Municipals Fund (Alabama Fund), Eaton Vance Arkansas Municipals Fund (Arkansas Fund), Eaton Vance Georgia Municipals Fund (Georgia Fund), Eaton Vance Kentucky Municipals Fund (Kentucky Fund), Eaton Vance Louisiana Municipals Fund (Louisiana Fund), Eaton Vance Maryland Municipals Fund (Maryland Fund), Eaton Vance Missouri Municipals Fund (Missouri Fund), Eaton Vance North Carolina Municipals Fund (North Carolina
   Fund), Eaton Vance Oregon Municipals Fund (Oregon Fund), Eaton Vance South Carolina Municipals Fund (South Carolina Fund), Eaton Vance Tennessee Municipals Fund (Tennessee Fund) and Eaton Vance Virginia Municipals Fund (Virginia Fund). The Funds offer two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase.
   Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The Alabama Fund invests its assets in the Alabama Municipals Portfolio, the Arkansas Fund invests its assets in the Arkansas Municipals Portfolio, the Georgia Fund invests its assets in the Georgia Municipals Portfolio, the Kentucky Fund invests its assets in the Kentucky Municipals Portfolio, the Louisiana Fund invests its assets in the Louisiana Municipals Portfolio, the Maryland Fund invests its assets in the Maryland Municipals Portfolio, the Missouri Fund invests its assets in the Missouri Municipals Portfolio, the North Carolina Fund invests its assets in the North Carolina Municipals Portfolio, the Oregon Fund invests its assets in the Oregon Municipals Portfolio, the South Carolina Fund invests its assets in the South Carolina Municipals Portfolio, the Tennessee Fund invests its assets in the Tennessee Municipals Portfolio and the Virginia Fund invests its assets in the Virginia Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (approximately 99.9% at February 29, 2000 for each Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- Each Fund's net investment income consists of the Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 1999, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. A portion of such capital loss carryovers were acquired through the Fund Reorganization (see Note 8) and may be subject to certain limitations. The amounts and expiration dates of the capital loss carryovers are as follows:

    FUND                                      AMOUNT      EXPIRES
    ------------------------------------------------------------------------
    Alabama Fund                              $   94,556  August 31, 2005
                                                 988,165  August 31, 2004
                                                 317,426  August 31, 2003

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    FUND                                      AMOUNT      EXPIRES
    ------------------------------------------------------------------------
    Arkansas Fund                                251,575  August 31, 2005
                                               1,352,201  August 31, 2004
    Georgia Fund                               5,373,040  August 31, 2004
    Kentucky Fund                                233,391  August 31, 2005
                                               1,632,812  August 31, 2004
    Louisiana Fund                               250,837  August 31, 2005
                                               1,598,606  August 31, 2004
    Maryland Fund                                     35  August 31, 2005
                                                 186,705  August 31, 2004
    Missouri Fund                                113,141  August 31, 2005
                                                 768,446  August 31, 2004
    North Carolina Fund                           73,745  August 31, 2005
                                               8,426,582  August 31, 2004
    Oregon Fund                                  924,680  August 31, 2005
                                               2,175,920  August 31, 2004
    South Carolina Fund                           25,336  August 31, 2005
                                                 183,416  August 31, 2004
                                               2,881,146  August 31, 2003
                                                 266,269  August 31, 2002
    Tennessee Fund                               246,996  August 31, 2005
                                               1,344,648  August 31, 2004
    Virginia Fund                              4,643,723  August 31, 2004

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintains with IBT. All significant credit balances used to reduce each Fund's custodian fees are reported as a reduction of operating expenses on the Statements of Operations.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   February 29, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily, and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                         ALABAMA FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                               105,639          175,161
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          6,082           13,976
    Redemptions                                        (104,189)         (43,692)
    ----------------------------------------------------------------------------
    NET INCREASE                                          7,532          145,445
    ----------------------------------------------------------------------------

                                                         ALABAMA FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                               303,970          515,878
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         69,141          165,189
    Redemptions                                      (1,167,494)      (1,489,503)
    ----------------------------------------------------------------------------
    NET DECREASE                                       (794,383)        (808,436)
    ----------------------------------------------------------------------------

                                                        ARKANSAS FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                               111,906          346,734
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          2,459            3,908
    Redemptions                                         (85,029)         (40,372)
    ----------------------------------------------------------------------------
    NET INCREASE                                         29,336          310,270
    ----------------------------------------------------------------------------

                                                        ARKANSAS FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                73,845          209,730
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         49,749          104,018
    Redemptions                                        (572,040)        (855,918)
    ----------------------------------------------------------------------------
    NET DECREASE                                       (448,446)        (542,170)
    ----------------------------------------------------------------------------

                                                         GEORGIA FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                20,637          112,219
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          2,607            6,847
    Redemptions                                         (26,347)         (44,970)
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              (3,103)          74,096
    ----------------------------------------------------------------------------

                                                         GEORGIA FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                               155,919          477,417
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         64,625          144,503
    Redemptions                                      (1,181,645)      (1,662,425)
    ----------------------------------------------------------------------------
    NET DECREASE                                       (961,101)      (1,040,505)
    ----------------------------------------------------------------------------

                                                        KENTUCKY FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                               515,677           31,154
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          3,731            5,316
    Redemptions                                         (30,789)         (20,537)
    ----------------------------------------------------------------------------
    NET INCREASE                                        488,619           15,933
    ----------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                        KENTUCKY FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                63,673          559,194
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        104,096          229,481
    Redemptions                                      (1,555,712)      (1,716,108)
    ----------------------------------------------------------------------------
    NET DECREASE                                     (1,387,943)        (927,433)
    ----------------------------------------------------------------------------

                                                        LOUISIANA FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                               183,656          113,438
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          9,097            8,254
    Redemptions                                        (157,102)        (166,545)
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              35,651          (44,853)
    ----------------------------------------------------------------------------

                                                        LOUISIANA FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                               100,553          291,845
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         20,878           57,003
    Redemptions                                        (402,770)        (410,172)
    ----------------------------------------------------------------------------
    NET DECREASE                                       (281,339)         (61,324)
    ----------------------------------------------------------------------------

                                                        MARYLAND FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                               152,687          335,934
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          6,137            6,272
    Redemptions                                        (198,099)        (116,835)
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                             (39,275)         225,371
    ----------------------------------------------------------------------------

                                                        MARYLAND FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                               246,292          766,092
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         89,502          196,870
    Redemptions                                        (986,570)      (1,317,904)
    ----------------------------------------------------------------------------
    NET DECREASE                                       (650,776)        (354,942)
    ----------------------------------------------------------------------------

                                                        MISSOURI FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                47,935          299,009
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          7,219           11,942
    Redemptions                                        (130,297)         (83,257)
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                             (75,143)         227,694
    ----------------------------------------------------------------------------

                                                        MISSOURI FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                77,564          366,959
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         62,398          128,713
    Redemptions                                        (685,371)        (829,815)
    ----------------------------------------------------------------------------
    NET DECREASE                                       (545,409)        (334,143)
    ----------------------------------------------------------------------------

                                                     NORTH CAROLINA FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                               147,064          121,902
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         11,445           20,265
    Redemptions                                         (89,157)         (82,674)
    ----------------------------------------------------------------------------
    NET INCREASE                                         69,352           59,493
    ----------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                     NORTH CAROLINA FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                               139,793          557,238
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        119,026          258,442
    Redemptions                                      (1,379,733)      (2,257,535)
    ----------------------------------------------------------------------------
    NET DECREASE                                     (1,120,914)      (1,441,855)
    ----------------------------------------------------------------------------

                                                         OREGON FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                46,035          214,279
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          2,777            4,836
    Redemptions                                         (45,169)         (28,242)
    ----------------------------------------------------------------------------
    NET INCREASE                                          3,643          190,873
    ----------------------------------------------------------------------------

                                                         OREGON FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                               350,011          793,504
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        104,180          216,216
    Redemptions                                      (1,099,495)      (1,605,973)
    ----------------------------------------------------------------------------
    NET DECREASE                                       (645,304)        (596,253)
    ----------------------------------------------------------------------------

                                                     SOUTH CAROLINA FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                29,647          109,081
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          1,724            4,912
    Redemptions                                         (60,800)         (56,016)
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                             (29,429)          57,977
    ----------------------------------------------------------------------------

                                                     SOUTH CAROLINA FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                               140,778          518,929
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         38,729           83,516
    Redemptions                                        (705,485)        (830,090)
    ----------------------------------------------------------------------------
    NET DECREASE                                       (525,978)        (227,645)
    ----------------------------------------------------------------------------

                                                        TENNESSEE FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                               120,430           87,643
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          5,432           13,115
    Redemptions                                         (58,172)        (139,499)
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              67,690          (38,741)
    ----------------------------------------------------------------------------

                                                        TENNESSEE FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                               113,879          410,305
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         44,719           95,146
    Redemptions                                        (487,907)        (615,845)
    ----------------------------------------------------------------------------
    NET DECREASE                                       (329,309)        (110,394)
    ----------------------------------------------------------------------------

                                                        VIRGINIA FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                               211,022          234,327
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          7,218            7,909
    Redemptions                                        (215,289)         (77,321)
    ----------------------------------------------------------------------------
    NET INCREASE                                          2,951          164,915
    ----------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                        VIRGINIA FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 29, 2000  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 1999
    ----------------------------------------------------------------------------
    Sales                                               261,978          907,245
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        138,883          287,613
    Redemptions                                      (1,536,083)      (1,845,422)
    ----------------------------------------------------------------------------
    NET DECREASE                                     (1,135,222)        (650,564)
    ----------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Certain officers and Trustees of the Funds and of the Portfolios are officers of the above organizations. Except for Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $935, $22, $452, $1,397, $353, $886, $1,163, $850, $1,072, $381,
   $1,161 and $579 from the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively, as its portion of the sales charge on sales of Class A shares for the six months ended February 29, 2000.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has in effect a distribution plan for Class B shares (Class B Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plans) (collectively, the Plans). The Plans require the Class B shares to pay Eaton Vance Distributors,
   Inc. (EVD), amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus
   (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges
   (Note 6) and daily amounts theretofore paid to EVD by Class B. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund's Class B shares and, accordingly, reduces each Fund's Class B net assets. For the six months ended February 29, 2000, the Class B shares of the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund paid $256,702, $160,012, $232,771, $327,434, $97,849, $319,610, $219,815, $400,924, $318,443,
   $142,638, $162,625 and $466,559, respectively, to EVD, representing 0.75%
   (annualized) of each Fund's Class B average daily net assets. At
   February 29, 2000, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund were approximately $2,061,000, $1,497,000, $2,094,000, $2,346,000,
   $960,000, $2,525,000, $1,493,000, $3,080,000, $2,681,000, $1,412,000,
   $1,286,000 and $3,193,000, respectively.

   The Plans authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets for any fiscal year. The Trustees initially implemented the Plans by authorizing the Funds to make quarterly service fee payments to EVD and investment dealers equal to 0.20% per annum of each Fund's average daily net assets attributable to both Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.20% per annum of the Funds' average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Funds sold on or after October 12, 1999. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the six months ended February 29, 2000, Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund,

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Tennessee Fund and Virginia Fund paid or accrued service fees to or payable to EVD in the amount of $4,514, $1,945, $2,399, $1,982, $3,492, $4,158,
   $2,010, $11,495, $1,713, $1,547, $2,801 and $3,807, respectively, for
   Class A shares, and $65,434, $40,792, $60,390, $79,310, $26,721, $82,057,
   $55,099, $104,266, $75,215, $34,652, $39,795 and $121,595, respectively, for
   Class B shares. Certain officers and Trustees of the Funds are officers or directors of EVD.
6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on Class B shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $60,000, $17,000, $83,000, $60,000, $35,000, $71,000, $34,000,
   $63,000, $53,000, $52,000, $37,000 and $73,000 of CDSC paid by Class B shareholders of Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively, for the six months ended February 29, 2000.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended February 29, 2000 were as follows:

    ALABAMA FUND
    -----------------------------------------------------
    Increases                                 $ 3,866,170
    Decreases                                  13,922,570

    ARKANSAS FUND
    -----------------------------------------------------
    Increases                                 $ 1,805,948
    Decreases                                   7,263,717

    GEORGIA FUND
    -----------------------------------------------------
    Increases                                 $ 1,695,893
    Decreases                                  12,551,538

    KENTUCKY FUND
    -----------------------------------------------------
    Increases                                 $ 5,295,248
    Decreases                                  16,606,237

    LOUISIANA FUND
    -----------------------------------------------------
    Increases                                 $ 2,671,830
    Decreases                                   5,570,078

    MARYLAND FUND
    -----------------------------------------------------
    Increases                                 $ 3,786,993
    Decreases                                  12,924,421

    MISSOURI FUND
    -----------------------------------------------------
    Increases                                 $ 1,312,737
    Decreases                                   9,234,725

    NORTH CAROLINA FUND
    -----------------------------------------------------
    Increases                                 $ 2,724,034
    Decreases                                  16,488,855

    OREGON FUND
    -----------------------------------------------------
    Increases                                 $ 3,922,560
    Decreases                                  12,776,559

    SOUTH CAROLINA FUND
    -----------------------------------------------------
    Increases                                 $ 1,513,436
    Decreases                                   8,472,906

    TENNESSEE FUND
    -----------------------------------------------------
    Increases                                 $ 2,268,778
    Decreases                                   6,217,748

    VIRGINIA FUND
    -----------------------------------------------------
    Increases                                 $ 4,507,281
    Decreases                                  18,920,171

ALABAMA MUNICIPALS PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 1.9%
------------------------------------------------------------------------
     $1,500        Birmingham-Southern College,
                   5.35%, 12/1/19                            $ 1,358,445
------------------------------------------------------------------------
                                                             $ 1,358,445
------------------------------------------------------------------------
Electric Utilities -- 0.7%
------------------------------------------------------------------------
     $  500        Puerto Rico Electric Power Authority,
                   5.00%, 7/1/28                             $   421,500
        100        Tennessee Valley, Exhibit Commission,
                   6.70%, 6/1/10                                 105,187
------------------------------------------------------------------------
                                                             $   526,687
------------------------------------------------------------------------
Escrowed / Prerefunded -- 16.7%
------------------------------------------------------------------------
     $1,000        Gadsen East Medical Clinic Board,
                   (Baptist Hospital), Prerefunded to
                   11/1/01, 7.80%, 11/1/21                   $ 1,067,750
      2,000        Huntsville, Health Care Facilities,
                   (MBIA), Prerefunded to 6/1/04,
                   6.50%, 6/1/13                               2,148,740
      5,000        Scottsboro, Water, Sewer and Gas,
                   (AMBAC), Prerefunded to 6/1/04,
                   6.50%, 12/1/14                              5,379,850
      2,000        Tallassee IDB, (United Technologies),
                   Prerefunded to 8/1/06, 6.10%, 8/1/14        2,125,320
      1,000        West Morgan-East Lawrence, Water
                   Authority, (FSA), Prerefunded to
                   8/15/04, 6.85%, 8/15/25                     1,092,120
------------------------------------------------------------------------
                                                             $11,813,780
------------------------------------------------------------------------
General Obligations -- 0.4%
------------------------------------------------------------------------
     $  650        Puerto Rico, Public Improvement,
                   0.00%, 7/1/15                             $   264,836
------------------------------------------------------------------------
                                                             $   264,836
------------------------------------------------------------------------
Hospital -- 10.1%
------------------------------------------------------------------------
     $3,000        Alexander City, (Russell Hospital),
                   6.00%, 12/1/22                            $ 2,543,550
      1,000        Baldwin County, (Thomas Hospital),
                   6.75%, 4/1/21                                 922,070
      1,000        Cullman Medical Clinic Board, (Cullman
                   Regional Medical Center),
                   6.50%, 2/15/23                                904,320
      2,000        Marshall County Healthcare Authority,
                   (Boaz-Albertville Medical Center),
                   7.00%, 1/1/20                               1,987,240
        745        Montgomery, Medical Clinic Board,
                   (Jackson Hospital), 7.00%, 3/1/15             747,600
------------------------------------------------------------------------
                                                             $ 7,104,780
------------------------------------------------------------------------
Industrial Development Revenue -- 9.3%
------------------------------------------------------------------------
     $1,000        Courtland, Solid Waste Disposal,
                   (Champion International Corp.),
                   6.70%, 11/1/29                            $   987,570
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $2,000        Courtland, Solid Waste Disposal,
                   (Champion International Corp.), (AMT),
                   6.50%, 9/1/25                             $ 1,930,120
      2,780        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26             2,679,142
      1,000        Selma, Solid Waste Disposal,
                   (International Paper), (AMT),
                   6.00%, 12/1/17                                929,390
------------------------------------------------------------------------
                                                             $ 6,526,222
------------------------------------------------------------------------
Insured-Education -- 7.4%
------------------------------------------------------------------------
     $2,900        Alabama Agricultural and Mechanical
                   University, (MBIA), 5.00%, 11/1/25        $ 2,473,642
      7,500        University of South Alabama, (AMBAC),
                   0.00%, 11/15/16                             2,752,125
------------------------------------------------------------------------
                                                             $ 5,225,767
------------------------------------------------------------------------
Insured-Electric Utilities -- 2.7%
------------------------------------------------------------------------
     $1,500        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                      $ 1,255,635
        500        Puerto Rico Electric Power Authority,
                   (MBIA), 4.50%, 7/1/18                         417,970
        250        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(1)      263,437
------------------------------------------------------------------------
                                                             $ 1,937,042
------------------------------------------------------------------------
Insured-General Obligations -- 8.1%
------------------------------------------------------------------------
     $2,000        Madison, Warrants, (MBIA), 5.00%, 9/1/27  $ 1,696,220
      2,750        Madison, Warrants, (MBIA),
                   6.00%, 2/1/24                               2,899,600
      4,000        Mobile, (MBIA), 0.00%, 8/15/20              1,122,040
------------------------------------------------------------------------
                                                             $ 5,717,860
------------------------------------------------------------------------
Insured-Hospital -- 2.4%
------------------------------------------------------------------------
     $2,000        Anniston Regional Medical Center Board,
                   (AMBAC), 5.125%, 6/1/28                   $ 1,684,060
------------------------------------------------------------------------
                                                             $ 1,684,060
------------------------------------------------------------------------
Insured-Solid Waste -- 4.8%
------------------------------------------------------------------------
     $  250        Huntsville, Solid Waste Disposal,
                   (FGIC), (AMT), 7.00%, 10/1/08             $   258,605
      3,000        Huntsville, Solid Waste Disposal,
                   (FGIC), (AMT), 7.00%, 10/1/14               3,095,400
------------------------------------------------------------------------
                                                             $ 3,354,005
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ALABAMA MUNICIPALS PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.8%
------------------------------------------------------------------------
     $1,825        Birmingham Jefferson, Civic Center
                   Authority, (MBIA), 0.00%, 9/1/18          $   567,776
------------------------------------------------------------------------
                                                             $   567,776
------------------------------------------------------------------------
Insured-Transportation -- 9.4%
------------------------------------------------------------------------
     $4,500        Alabama State Docks Department, (MBIA),
                   (AMT), 6.30%, 10/1/21                     $ 4,548,105
      1,000        Huntsville-Madison County Airport,
                   (AMT), (MBIA), 5.40%, 7/1/19                  913,960
      1,000        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/16             395,410
      1,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38               803,810
------------------------------------------------------------------------
                                                             $ 6,661,285
------------------------------------------------------------------------
Insured-Water and Sewer -- 12.6%
------------------------------------------------------------------------
     $1,000        Alabama Water Pollution Control
                   Authority, (AMBAC), 4.75%, 8/15/18        $   849,190
      3,500        Jefferson County, Sewer, (FGIC),
                   5.00%, 2/1/33                               2,911,055
      1,000        Limestone County Water and Sewer
                   Authority, (AMBAC), 5.00%, 12/1/24            856,350
      3,075        Prichard Water and Sewer, (AMBAC),
                   6.125%, 11/15/14                            3,170,048
      1,195        Warrior River, Water Authority, (FSA),
                   5.25%, 8/1/23                               1,072,608
------------------------------------------------------------------------
                                                             $ 8,859,251
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 0.6%
------------------------------------------------------------------------
     $  500        Puerto Rico, (Guaynabo Municipal
                   Government Center Lease), 5.625%, 7/1/22  $   439,705
------------------------------------------------------------------------
                                                             $   439,705
------------------------------------------------------------------------
Nursing Home -- 1.4%
------------------------------------------------------------------------
     $  325        Fairhope Midtown Medical Clinic Board,
                   (Beverly Enterprises), 6.375%, 6/1/09     $   303,738
        670        Mobile, Midtown Medical Clinic Board,
                   (Beverly Enterprises), 7.00%, 4/1/07          664,245
------------------------------------------------------------------------
                                                             $   967,983
------------------------------------------------------------------------
Special Tax Revenue -- 0.3%
------------------------------------------------------------------------
     $  250        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(1)(2)    $   181,020
------------------------------------------------------------------------
                                                             $   181,020
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Transportation -- 1.6%
------------------------------------------------------------------------
     $  800        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/22                  $   690,304
        500        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/38                      412,810
------------------------------------------------------------------------
                                                             $ 1,103,114
------------------------------------------------------------------------
Water and Sewer -- 7.5%
------------------------------------------------------------------------
     $  750        Birmingham, Water and Sewer,
                   4.75%, 1/1/21                             $   625,598
      4,000        Birmingham, Water and Sewer,
                   4.75%, 1/1/29                               3,218,200
      1,500        Moulton City, Water, 6.30%, 1/1/18          1,466,730
------------------------------------------------------------------------
                                                             $ 5,310,528
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.7%
   (identified cost $71,921,037)                             $69,604,146
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.3%                       $   931,543
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $70,535,689
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2000, 56.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 6.4% to 24.1% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

ARKANSAS MUNICIPALS PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 7.6%
------------------------------------------------------------------------
     $  700        Arkansas State Student Loan Authority,
                   (AMT), 6.25%, 6/1/10                      $   710,941
      2,250        Conway, Public Facilities Board,
                   (Hendrix College), 6.00%, 10/1/26           2,245,411
        500        University of Arkansas, 5.00%, 9/1/17         441,080
------------------------------------------------------------------------
                                                             $ 3,397,432
------------------------------------------------------------------------
Electric Utilities -- 5.1%
------------------------------------------------------------------------
     $  550        Jefferson, Pollution Control, (Arkansas
                   Power and Light), 6.30%, 6/1/18           $   531,382
        500        Pope County, Pollution Control,
                   (Arkansas Power and Light),
                   6.30%, 12/1/16                                479,980
      1,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                 359,390
      1,050        Puerto Rico Electric Power Authority,
                   5.00%, 7/1/28                                 885,150
------------------------------------------------------------------------
                                                             $ 2,255,902
------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.3%
------------------------------------------------------------------------
     $  500        Harrison, Residential Housing Facility
                   Board, Single Family Mortgage, (FGIC),
                   Escrowed to Maturity, 7.40%, 9/1/11       $   583,700
------------------------------------------------------------------------
                                                             $   583,700
------------------------------------------------------------------------
General Obligations -- 3.4%
------------------------------------------------------------------------
     $2,750        Arkansas State College Savings,
                   0.00%, 6/1/14                             $ 1,203,785
      1,000        Puerto Rico, 0.00%, 7/1/18                    333,410
------------------------------------------------------------------------
                                                             $ 1,537,195
------------------------------------------------------------------------
Hospital -- 12.6%
------------------------------------------------------------------------
     $  800        Arkansas Development Finance Authority,
                   (White River Medical Center),
                   5.60%, 6/1/24                             $   644,792
        750        Baxter County, Community Hospital
                   District, 5.625%, 9/1/28                      606,247
      1,000        Conway, Health Facilities Board, (Conway
                   Regional Medical Center), 6.40%, 8/1/29       898,550
      1,125        Little Rock, Health Facilities Board,
                   (Baptist Medical Center),
                   6.80%, 11/1/05                              1,203,964
      1,500        Paragould, Hospital, (Methodist Hospital
                   Corp.), 6.375%, 10/1/17                     1,374,750
      1,000        Pulaski County, (Children's Hospital),
                   6.20%, 3/1/22                                 919,760
------------------------------------------------------------------------
                                                             $ 5,648,063
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Housing -- 12.6%
------------------------------------------------------------------------
     $  660        Arkansas Development Finance Authority,
                   SFM, (GNMA), (AMT), 7.45%, 1/1/27         $   692,901
      3,260        Arkansas Development Finance Authority,
                   SFM, (GNMA/ FNMA), (AMT), 6.70%, 7/1/27     3,333,415
      2,645        Arkansas Development Finance Authority,
                   SFM, Subordinated, 0.00%, 12/1/11           1,085,323
        540        North Little Rock, Residential Housing
                   Facilities, (Parkstone Place),
                   6.50%, 8/1/21                                 505,688
------------------------------------------------------------------------
                                                             $ 5,617,327
------------------------------------------------------------------------
Industrial Development Revenue -- 17.8%
------------------------------------------------------------------------
     $2,350        Baxter, (Aeroquip Corp.), 5.80%, 10/1/13  $ 2,297,007
      2,500        Blytheville, Solid Waste Recycling and
                   Sewer Treatment, (Nucor Corp.), (AMT),
                   6.90%, 12/1/21                              2,605,725
        500        Camden, (International Paper Co.),
                   5.70%, 9/1/12                                 491,025
      1,000        Little River County, (Georgia-Pacific
                   Corp.), (AMT), 5.60%, 10/1/26                 860,910
        250        Pine Bluff, Environmental Improvements
                   Revenue, (International Paper Co.),
                   (AMT), 6.70%, 8/1/20                          253,300
      1,500        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26             1,445,580
------------------------------------------------------------------------
                                                             $ 7,953,547
------------------------------------------------------------------------
Insured-Education -- 2.7%
------------------------------------------------------------------------
     $  810        Arkansas State University, (Consolidated
                   Building System), (AMBAC), 5.10%, 4/1/24  $   710,427
        500        University of Central Arkansas, (AMBAC),
                   6.125%, 4/1/26                                507,280
------------------------------------------------------------------------
                                                             $ 1,217,707
------------------------------------------------------------------------
Insured-Electric Utilities -- 7.5%
------------------------------------------------------------------------
     $  250        North Little Rock, Electric System,
                   (MBIA), 6.50%, 7/1/10                     $   273,103
      2,390        North Little Rock, Electric System,
                   (MBIA), 6.50%, 7/1/15                       2,610,525
        450        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(1)      474,188
------------------------------------------------------------------------
                                                             $ 3,357,816
------------------------------------------------------------------------
Insured-General Obligations -- 0.4%
------------------------------------------------------------------------
     $  500        Arkansas State College Savings, (FGIC),
                   0.00%, 6/1/17                             $   178,775
------------------------------------------------------------------------
                                                             $   178,775
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ARKANSAS MUNICIPALS PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Hospital -- 6.5%
------------------------------------------------------------------------
     $2,000        Jonesboro, Residential Housing and
                   Health Care Facilities Board Hospital,
                   (Saint Bernard Regional Medical Center),
                   (AMBAC), 5.90%, 7/1/16                    $ 2,014,860
        400        Saline County, Retirement Housing and
                   Healthcare Facilities Board, (Evan
                   Lutheran Good Samaritan), (AMBAC),
                   5.80%, 5/1/11                                 406,464
        500        Saline County, Retirement Housing and
                   Healthcare Facilities Board, (Evan
                   Lutheran Good Samaritan), (AMBAC),
                   6.00%, 6/1/18                                 500,500
------------------------------------------------------------------------
                                                             $ 2,921,824
------------------------------------------------------------------------
Insured-Transportation -- 0.6%
------------------------------------------------------------------------
     $  300        Little Rock, Airport, (FSA),
                   5.25%, 11/1/19                            $   274,680
------------------------------------------------------------------------
                                                             $   274,680
------------------------------------------------------------------------
Insured-Water and Sewer -- 1.1%
------------------------------------------------------------------------
     $  500        Texarkana, Water and Sewer, (FGIC),
                   5.40%, 9/1/15                             $   485,640
------------------------------------------------------------------------
                                                             $   485,640
------------------------------------------------------------------------
Nursing Home -- 2.3%
------------------------------------------------------------------------
     $1,000        Little Rock, Health Facilities Board,
                   (Baptist Medical Center-Parkway
                   Village), 7.00%, 10/1/17                  $ 1,044,550
------------------------------------------------------------------------
                                                             $ 1,044,550
------------------------------------------------------------------------
Special Tax Revenue -- 5.2%
------------------------------------------------------------------------
     $2,000        Little Rock, Hotel and Restaurant Gross
                   Receipts Tax, 7.375%, 8/1/15              $ 2,299,660
------------------------------------------------------------------------
                                                             $ 2,299,660
------------------------------------------------------------------------
Transportation -- 4.8%
------------------------------------------------------------------------
     $  750        Northwest Arkansas Regional Airport
                   Authority, (AMT), 7.625%, 2/1/27          $   761,370
      1,750        Puerto Rico Highway and Transportation
                   Authority, 4.75%, 7/1/38                    1,370,583
------------------------------------------------------------------------
                                                             $ 2,131,953
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Water and Sewer -- 6.9%
------------------------------------------------------------------------
     $1,000        Arkansas Development Finance Authority,
                   (Waste Water System Revenue),
                   5.00%, 6/1/22                             $   866,380
      1,250        Little Rock, Sewer, 5.50%, 8/1/14           1,233,425
      1,000        South Sebastian County, Water Users
                   Association, 6.15%, 6/1/23                    965,740
------------------------------------------------------------------------
                                                             $ 3,065,545
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.4%
   (identified cost $44,616,524)                             $43,971,316
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.6%                       $   700,559
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $44,671,875
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2000, 20.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.7% to 9.4% of total investments.
 (1)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

GEORGIA MUNICIPALS PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 10.6%
------------------------------------------------------------------------
     $1,000        Georgia Municipal Electric Power
                   Authority, 0.00%, 1/1/12                  $   476,910
      2,000        Georgia Municipal Electric Power
                   Authority, 8.25%, 1/1/11                    2,422,420
      1,000        Monroe County, Development Authority
                   Pollution Control, (Gulf Power),
                   6.30%, 9/1/24                               1,002,320
      2,000        Monroe County, Development Authority
                   Pollution Control, (Ogelthorpe Power),
                   6.55%, 1/1/06                               2,104,800
        665        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                 238,994
------------------------------------------------------------------------
                                                             $ 6,245,444
------------------------------------------------------------------------
Escrowed / Prerefunded -- 4.5%
------------------------------------------------------------------------
     $2,500        Savannah, (Saint Josephs Hospital),
                   Prerefunded to 7/1/03, 6.20%, 7/1/23      $ 2,640,125
------------------------------------------------------------------------
                                                             $ 2,640,125
------------------------------------------------------------------------
General Obligations -- 3.3%
------------------------------------------------------------------------
     $  300        Alpharetta, 6.50%, 5/1/10                 $   324,636
        500        Georgia State, 6.30%, 3/1/08                  537,845
      1,000        Puerto Rico Aqueduct and Sewer
                   Authority, 6.25%, 7/1/12                    1,071,560
------------------------------------------------------------------------
                                                             $ 1,934,041
------------------------------------------------------------------------
Hospital -- 6.5%
------------------------------------------------------------------------
     $1,000        Baldwin County, Hospital Authority,
                   (Oconee Regional Medical Center),
                   5.375%, 12/1/28                           $   751,580
        800        Forsyth County, Hospital Authority,
                   (Georgia Baptist Health Care System),
                   6.375%, 10/1/28                               679,352
        700        Royston, Hospital Authority, (Cobb
                   Healthcare System, Inc.), 6.50%, 7/1/27       624,960
      1,785        Toombs County Hospital Authority, (Dr.
                   John M. Meadows Memorial),
                   7.00%, 12/1/17                              1,785,589
------------------------------------------------------------------------
                                                             $ 3,841,481
------------------------------------------------------------------------
Housing -- 4.4%
------------------------------------------------------------------------
     $  735        Atlanta Urban Residential Finance
                   Authority, (New Community John Hope),
                   7.25%, 6/1/07                             $   708,474
      1,990        Georgia Housing and Finance Authority,
                   (AMT), 5.85%, 12/1/28                       1,887,157
------------------------------------------------------------------------
                                                             $ 2,595,631
------------------------------------------------------------------------
Industrial Development Revenue -- 18.8%
------------------------------------------------------------------------
     $2,500        Albany Dougherty, Payroll Development
                   Authority, Solid Waste Disposal,
                   (Proctor and Gamble), (AMT),
                   5.20%, 5/15/28                            $ 2,159,950
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $1,000        Brunswick and Glynn County Development
                   Authority, (Georgia-Pacific Corp.),
                   5.55%, 3/1/26                             $   839,970
        500        Camden County, Joint Development
                   Authority, (Carbide Corp.),
                   5.00%, 1/1/12                                 445,175
      1,000        Cartersville Development Authority,
                   (Anheuser-Busch), (AMT), 6.125%, 5/1/27       975,110
      1,000        Cartersville Development Authority,
                   (Anheuser-Busch), (AMT), 7.375%, 5/1/09     1,120,980
      1,500        Effingham County, Solid Waste Disposal,
                   (Fort James), (AMT), 5.625%, 7/1/18         1,306,770
      1,250        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26             1,204,650
        500        Savannah EDA, (Hershey Foods),
                   6.60%, 6/1/12                                 520,475
      1,190        Savannah EDA, (Intercat-Savannah, Inc.),
                   (AMT), 9.00%, 1/1/15                          740,775
        750        Savannah EDA, (Union Camp Corp.),
                   6.80%, 2/1/12                                 774,337
      1,000        Vienna Water and Sewer, (Cargill),
                   (AMT), 6.00%, 9/1/14                        1,005,800
------------------------------------------------------------------------
                                                             $11,093,992
------------------------------------------------------------------------
Insured-Education -- 3.5%
------------------------------------------------------------------------
     $1,000        Fulton County, Development Authority,
                   (Georgia Technology Research Corp.),
                   (MBIA), 5.00%, 9/1/27                     $   850,910
      1,500        Georgia Private Colleges and
                   Universities Authority Revenue, (Agnes
                   Scott College), (MBIA), 4.75%, 6/1/28       1,212,900
------------------------------------------------------------------------
                                                             $ 2,063,810
------------------------------------------------------------------------
Insured-Electric Utilities -- 6.7%
------------------------------------------------------------------------
     $3,100        Georgia Municipal Electric Power
                   Authority, (MBIA), 5.50%, 1/1/20          $ 2,989,206
        900        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(1)      948,375
------------------------------------------------------------------------
                                                             $ 3,937,581
------------------------------------------------------------------------
Insured-Hospital -- 8.0%
------------------------------------------------------------------------
     $1,000        Henry County, Hospital Authority
                   Revenue, (Henry Medical Center, Inc.),
                   (AMBAC), 6.00%, 7/1/29                    $   993,760
      1,100        Medical Center Hospital Authority,
                   (Columbus Regional Healthcare System,
                   (MBIA), Variable Rate, 8/1/10               1,208,625
      1,405        Medical Center Hospital Authority,
                   (Columbus Regional Healthcare System),
                   (MBIA), 6.40%, 8/1/06                       1,481,713
        595        Medical Center Hospital Authority,
                   (Columbus Regional Healthcare System),
                   (MBIA), 6.40%, 8/1/06                         625,107
        400        Medical Center Hospital Authority,
                   (Columbus Regional Healthcare System),
                   (MBIA), Variable Rate, 8/1/10                 433,500
------------------------------------------------------------------------
                                                             $ 4,742,705
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GEORGIA MUNICIPALS PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.7%
------------------------------------------------------------------------
     $1,000        East Point Building Authority, (FGIC),
                   6.00%, 2/1/10                             $ 1,035,650
------------------------------------------------------------------------
                                                             $ 1,035,650
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 7.1%
------------------------------------------------------------------------
     $1,000        George L. Smith, (Georgia World Congress
                   Center-Domed Stadium), (MBIA), (AMT),
                   5.50%, 7/1/20(2)                          $   926,690
      1,000        Metropolitan Atlanta Rapid Transit
                   Authority, (AMBAC), 6.25%, 7/1/11           1,076,130
      1,000        Metropolitan Atlanta Rapid Transit
                   Authority, (AMBAC), 6.25%, 7/1/20           1,050,170
        700        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                     410,284
      1,000        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(1)(4)          735,900
------------------------------------------------------------------------
                                                             $ 4,199,174
------------------------------------------------------------------------
Insured-Transportation -- 2.4%
------------------------------------------------------------------------
     $1,500        Atlanta Metropolitan Rapid
                   Transportation Authority, (MBIA),
                   Variable Rate, 7/1/20(1)(4)               $ 1,156,020
        750        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/18             260,048
------------------------------------------------------------------------
                                                             $ 1,416,068
------------------------------------------------------------------------
Insured-Water and Sewer -- 9.6%
------------------------------------------------------------------------
     $1,000        Cherokee County, Water and Sewer
                   Authority, (FGIC), 4.75%, 8/1/28          $   808,110
      1,975        Cherokee County, Water and Sewer
                   Authority, (MBIA), 6.875%, 8/1/13           2,066,818
      3,500        Fulton County, Water and Sewer, (FGIC),
                   4.75%, 1/1/28                               2,834,685
------------------------------------------------------------------------
                                                             $ 5,709,613
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 2.3%
------------------------------------------------------------------------
     $2,300        Fulton County, Building Authority,
                   Judicial Center, 0.00%, 1/1/10            $ 1,334,483
------------------------------------------------------------------------
                                                             $ 1,334,483
------------------------------------------------------------------------
Miscellaneous -- 1.7%
------------------------------------------------------------------------
     $1,000        Atlanta, Downtown Development Authority,
                   Childcare Facilities, (Central Atlanta
                   Hospitality Childcare Inc.),
                   8.00%, 1/1/26                             $ 1,031,410
------------------------------------------------------------------------
                                                             $ 1,031,410
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Senior Living / Life Care -- 2.0%
------------------------------------------------------------------------
     $1,485        De Kalb County, Private Hospital
                   Authority, (Atlanta, Inc.),
                   8.50%, 3/1/25(5)                          $   742,500
        500        Fulton County, Residential Elderly Care
                   Facility Authority, (Canterbury Court),
                   6.30%, 10/1/24                                448,965
------------------------------------------------------------------------
                                                             $ 1,191,465
------------------------------------------------------------------------
Solid Waste -- 1.7%
------------------------------------------------------------------------
     $1,000        Savannah Resource Recovery, (Savannah
                   Energy Systems Co.), 6.30%, 12/1/06       $ 1,030,030
------------------------------------------------------------------------
                                                             $ 1,030,030
------------------------------------------------------------------------
Transportation -- 3.8%
------------------------------------------------------------------------
     $2,750        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/36                  $ 2,277,770
------------------------------------------------------------------------
                                                             $ 2,277,770
------------------------------------------------------------------------
Water and Sewer -- 1.4%
------------------------------------------------------------------------
     $1,000        De Kalb County, Water & Sewer,
                   5.00%, 10/1/28                            $   847,940
------------------------------------------------------------------------
                                                             $   847,940
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.0%
   (identified cost $61,819,614)                             $59,168,413
------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.0)%                     $   (10,157)
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $59,158,256
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax. The Portfolio invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2000, 39.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.6% to 21.9% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2)  When-issued security.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (5)  The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS

KENTUCKY MUNICIPALS PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 3.7%
------------------------------------------------------------------------
     $3,000        Kenton County, (Highland Terrace),
                   (AMT), FHA, 6.95%, 12/1/26                $ 3,132,330
------------------------------------------------------------------------
                                                             $ 3,132,330
------------------------------------------------------------------------
Electric Utilities -- 2.0%
------------------------------------------------------------------------
     $3,500        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                             $ 1,257,865
        500        Puerto Rico Electric Power Authority,
                   5.50%, 7/1/25                                 463,625
------------------------------------------------------------------------
                                                             $ 1,721,490
------------------------------------------------------------------------
Escrowed / Prerefunded -- 9.8%
------------------------------------------------------------------------
     $1,000        Elsmmere, (Courtaulds Pkg, Inc.),
                   Prerefunded to 4/1/05, 6.75%, 4/1/10      $ 1,081,760
      1,200        Florence, Housing Facilities, (Blue
                   Grass Housing), Prerefunded to 7/1/07,
                   7.625%, 5/1/27                              1,375,992
      2,000        Louisville and Jefferson County,
                   Metropolitan Sewer District, (AMBAC),
                   Prerefunded to 11/15/04, 6.75%, 5/15/25     2,182,980
      1,250        Puerto Rico Electric Power Authority,
                   Prerefunded to 7/1/04, 6.375%, 7/1/24       1,353,450
      1,600        Puerto Rico Telephone Authority, (MBIA),
                   Prerefunded to 1/1/03, Variable Rate,
                   1/16/15(1)                                  1,694,000
        545        Russell, Health Systems, Prerefunded to
                   7/1/06, 8.10%, 7/1/15                         631,491
------------------------------------------------------------------------
                                                             $ 8,319,673
------------------------------------------------------------------------
General Obligations -- 2.5%
------------------------------------------------------------------------
     $1,000        Lexington-Fayette Urban County, (County
                   Detention Center), 4.75%, 5/1/20          $   842,930
      1,100        Louisville, 4.50%, 12/1/18                    899,008
      1,125        Puerto Rico, 0.00%, 7/1/17                    401,603
------------------------------------------------------------------------
                                                             $ 2,143,541
------------------------------------------------------------------------
Hospital -- 0.6%
------------------------------------------------------------------------
     $  430        Russell, Health Systems, 8.10%, 7/1/15    $   494,479
------------------------------------------------------------------------
                                                             $   494,479
------------------------------------------------------------------------
Housing -- 4.0%
------------------------------------------------------------------------
     $1,390        Boone County, Multifamily Housing
                   Mortgage, (Walnut Creek Apartments),
                   FHA, 7.00%, 1/1/27                        $ 1,428,739
      2,000        Kentucky Housing Corp., SFMR, (AMT),
                   6.25%, 7/1/28                               2,006,720
------------------------------------------------------------------------
                                                             $ 3,435,459
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Industrial Development Revenue -- 28.7%
------------------------------------------------------------------------
     $2,425        Ashland, Solid Waste Disposal, (Ashland
                   Oil), (AMT), 7.125%, 2/1/22               $ 2,500,078
      2,355        Ashland, Solid Waste Disposal, (Ashland
                   Oil), (AMT), 7.20%, 10/1/20                 2,438,296
      3,075        Fulton County, Industrial Building,
                   (Chic Jeans), (AMT), 7.50%, 2/1/10          2,470,701
      1,500        Hancock County, (Southwire Co.), (AMT),
                   7.75%, 7/1/26                               1,532,475
      2,370        Hancock County, Solid Waste Disposal,
                   (Williamette Corp.), (AMT),
                   6.60%, 5/1/26                               2,366,777
      3,000        Henderson County, Solid Waste Disposal,
                   (MacMillan Bloedel), (AMT),
                   7.00%, 3/1/25                               3,048,810
      1,000        Jefferson County, Pollution Control,
                   (E.I. du Pont de Nemours),
                   6.30%, 7/1/12                               1,037,460
      3,400        Kenton County Airport, (Delta Airlines),
                   (AMT), 6.125%, 2/1/22                       3,125,722
        250        Kenton County Airport, (Delta Airlines),
                   (AMT), 7.50%, 2/1/12                          257,125
        500        Kenton County Airport, (Delta Airlines),
                   (AMT), 7.50%, 2/1/20                          511,660
        985        Owensboro County, (KMart Corp.),
                   6.80%, 12/1/07                                990,201
      1,500        Perry County, Solid Waste Disposal, (TJI
                   International), (AMT), 6.80%, 5/1/26        1,514,760
        915        Powderly, (KMart Corp.), 6.90%, 3/1/07        928,670
      1,820        Wickliffe, Solid Waste Disposal,
                   (Westvaco Corp.), (AMT), 6.375%, 4/1/26     1,735,352
------------------------------------------------------------------------
                                                             $24,458,087
------------------------------------------------------------------------
Insured-Education -- 2.1%
------------------------------------------------------------------------
     $2,000        Lexington-Fayette Urban County,
                   (University of Kentucky, Alumuni
                   Association, Inc.), (MBIA),
                   5.00%, 11/1/18                            $ 1,780,120
------------------------------------------------------------------------
                                                             $ 1,780,120
------------------------------------------------------------------------
Insured-Electric Utilities -- 0.6%
------------------------------------------------------------------------
     $  600        Puerto Rico Electric Power Authority,
                   (MBIA), 4.50%, 7/1/18                     $   501,564
------------------------------------------------------------------------
                                                             $   501,564
------------------------------------------------------------------------
Insured-General Obligations -- 1.4%
------------------------------------------------------------------------
     $1,500        Puerto Rico Commonwealth, Public
                   Improvement, (AMBAC), 4.50%, 7/1/23       $ 1,208,805
------------------------------------------------------------------------
                                                             $ 1,208,805
------------------------------------------------------------------------
Insured-Hospital -- 7.3%
------------------------------------------------------------------------
     $1,500        Daviess County, (ODCH, Inc.), (MBIA),
                   6.25%, 8/1/22                             $ 1,509,960

                       SEE NOTES TO FINANCIAL STATEMENTS

KENTUCKY MUNICIPALS PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Hospital (continued)
------------------------------------------------------------------------
     $2,500        Jefferson County, Health Facilities
                   Authority, (Alliant Health System),
                   (MBIA), 5.125%, 10/1/27                   $ 2,120,975
      1,000        Jefferson County, Health Facilities
                   Authority, (Jewish Hospital), (AMBAC),
                   6.50%, 5/1/15                               1,046,600
        750        Jefferson County, Health Facilities
                   Authority, (Jewish Hospital), (AMBAC),
                   6.55%, 5/1/22                                 765,390
        850        Jefferson County, Health Facilities
                   Authority, (University Medical Center),
                   (MBIA), 5.25%, 7/1/22                         751,579
------------------------------------------------------------------------
                                                             $ 6,194,504
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.0%
------------------------------------------------------------------------
     $1,000        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), 5.00%, 7/1/28         $   862,040
------------------------------------------------------------------------
                                                             $   862,040
------------------------------------------------------------------------
Insured-Transportation -- 14.4%
------------------------------------------------------------------------
     $1,000        Kenton County Airport, (FSA), (AMT),
                   6.30%, 3/1/15                             $ 1,017,960
      3,000        Kenton County Airport, (MBIA), (AMT),
                   6.30%, 3/1/15                               3,105,990
      1,195        Kenton County Airport, (MBIA), (AMT),
                   6.45%, 3/1/15                               1,255,837
      1,000        Kentucky EDA, (State Turnpike
                   Revitalization), (FGIC), 0.00%, 7/1/10        582,440
      1,000        Louisville and Jefferson County,
                   Regional Airport Authority, (MBIA),
                   (AMT), 5.00%, 7/1/18                          872,010
      1,300        Louisville and Jefferson County,
                   Regional Airport Authority, (MBIA),
                   (AMT), 5.00%, 7/1/25                        1,083,771
      5,000        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/18           1,733,650
      3,000        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 5.00%, 7/1/28           2,586,120
------------------------------------------------------------------------
                                                             $12,237,778
------------------------------------------------------------------------
Insured-Water and Sewer -- 5.3%
------------------------------------------------------------------------
     $2,000        Kenton County, Water District
                   Waterworks, (FGIC), 6.00%, 2/1/17         $ 2,041,560
      2,000        Louisville and Jefferson County,
                   Metropolitan Sewer District and Drainage
                   System Revenue, (FGIC), 4.75%, 5/15/28      1,615,180
      1,000        Louisville and Jefferson County,
                   Metropolitan Sewer District, (MBIA),
                   5.20%, 5/15/25                                884,330
------------------------------------------------------------------------
                                                             $ 4,541,070
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 11.6%
------------------------------------------------------------------------
     $4,990        Jefferson County, (Capital Projects
                   Corp.), 0.00%, 8/15/15                    $ 1,985,571
      1,000        Kenton County, (Public Properties
                   Corp.), 5.00%, 3/1/29                         829,510
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Lease Revenue / Certificates of Participation (continued)
------------------------------------------------------------------------
     $1,030        Kentucky, League of Cities Funding
                   Trust, Floating Indebtedness
                   Certificates of Participation,
                   6.15%, 8/1/13                             $ 1,057,686
      1,000        Mount Sterling, Lease, 6.15%, 3/1/13        1,008,330
      3,000        Mount Sterling, Lease, 6.20%, 3/1/18        3,006,990
      2,000        Owensboro County, Airport Lease,
                   5.875%, 6/1/15                              1,960,360
------------------------------------------------------------------------
                                                             $ 9,848,447
------------------------------------------------------------------------
Solid Waste -- 1.4%
------------------------------------------------------------------------
     $1,200        Morgantown, Solid Waste Revenue, (AMT),
                   7.45%, 5/1/22                             $ 1,196,844
------------------------------------------------------------------------
                                                             $ 1,196,844
------------------------------------------------------------------------
Special Tax Revenue -- 0.2%
------------------------------------------------------------------------
     $  250        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(1)(2)    $   181,020
------------------------------------------------------------------------
                                                             $   181,020
------------------------------------------------------------------------
Water and Sewer -- 0.8%
------------------------------------------------------------------------
     $  650        Harden County, Water District,
                   6.50%, 9/1/12                             $   683,410
------------------------------------------------------------------------
                                                             $   683,410
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.4%
   (identified cost $83,415,772)                             $82,940,661
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.6%                       $ 2,224,576
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $85,165,237
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Kentucky municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2000, 37.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.2% to 18.8% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

LOUISIANA MUNICIPALS PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 94.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Escrowed / Prerefunded -- 3.4%
------------------------------------------------------------------------
     $2,475        Jefferson Parish, Home Mortgage
                   Authority, Single Family, (FGIC),
                   Escrowed to Maturity, 0.00%, 5/1/17       $   877,561
        100        Louisiana Public Facilities Authority,
                   (Our Lady of the Lake Medical Center),
                   (MBIA), Prerefunded to 5/31/02, Variable
                   Rate, 12/1/14(1)                              103,500
------------------------------------------------------------------------
                                                             $   981,061
------------------------------------------------------------------------
Hospital -- 7.8%
------------------------------------------------------------------------
     $1,000        Lafourche Parish, Hospital Service
                   District, 6.00%, 10/1/23                  $   896,350
        705        Louisiana Public Facilities Authority,
                   (General Health Systems),
                   6.80%, 11/1/16                                697,301
        500        Louisiana Public Facilities Authority,
                   (Tuoro Infirmary), 5.625%, 8/15/29            398,130
        250        Saint Tammany Parish, Hospital Service
                   District, 6.50%, 7/1/22                       262,982
------------------------------------------------------------------------
                                                             $ 2,254,763
------------------------------------------------------------------------
Housing -- 16.4%
------------------------------------------------------------------------
     $  300        Guam Housing Corp., Single Family,
                   5.75%, 9/1/31                             $   287,073
        525        Louisiana HFA, Single Family, (GNMA),
                   (AMT), 6.30%, 12/1/27                         527,278
        755        Louisiana HFA, Single Family, (GNMA),
                   (AMT), 8.00%, 3/1/25                          814,237
      2,000        Louisiana HFA, Single Family,
                   (GNMA/FNMA), 0.00%, 6/1/27                    376,700
        470        Louisiana HFA, Single Family,
                   (GNMA/FNMA), (AMT), 6.55%, 12/1/26            476,698
        400        Louisiana Public Facilities Authority,
                   (Eden Point), 6.25%, 3/1/34                   357,040
      1,890        New Orleans Home Mortgage Authority,
                   Single Family, (GNMA/FNMA), (AMT),
                   6.30%, 6/1/28                               1,930,541
------------------------------------------------------------------------
                                                             $ 4,769,567
------------------------------------------------------------------------
Industrial Development Revenue -- 12.1%
------------------------------------------------------------------------
     $  750        Bastrop, (International Paper Co.),
                   (AMT), 6.60%, 3/1/19                      $   742,395
      1,000        East Baton Rouge Parish,
                   (Georgia-Pacific Corp.), (AMT),
                   5.35%, 9/1/11                                 901,820
      1,000        Louisiana Offshore Terminal Authority,
                   Deepwater Port Revenue, (Loop, LLC),
                   5.20%, 10/1/18                                890,800
        500        Saint Bernard Parish, (Mobil Oil),
                   5.90%, 11/1/26                                480,315
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $  500        South Louisiana Port Commission,
                   (Cargill, Inc.), 5.85%, 4/1/17            $   487,590
------------------------------------------------------------------------
                                                             $ 3,502,920
------------------------------------------------------------------------
Insured-Education -- 8.9%
------------------------------------------------------------------------
     $1,500        Louisiana Public Facilities Authority,
                   (Dillard University), (AMBAC),
                   5.00%, 2/1/28                             $ 1,264,815
        250        Louisiana Public Facilities Authority,
                   (Tulane University), (MBIA),
                   5.00%, 11/15/27                               209,808
      1,100        Louisiana State University, (FGIC),
                   5.75%, 7/1/14                               1,103,080
------------------------------------------------------------------------
                                                             $ 2,577,703
------------------------------------------------------------------------
Insured-Electric Utilities -- 2.2%
------------------------------------------------------------------------
     $1,750        Puerto Rico Electric Power Authority,
                   (MBIA), 0.00%, 7/1/17                     $   648,288
------------------------------------------------------------------------
                                                             $   648,288
------------------------------------------------------------------------
Insured-General Obligations -- 11.1%
------------------------------------------------------------------------
     $3,000        New Orleans, (AMBAC), 0.00%, 9/1/15       $ 1,205,010
      4,000        New Orleans, (AMBAC), 0.00%, 9/1/16         1,502,800
      1,500        New Orleans, (AMBAC), 0.00%, 9/1/17           526,605
------------------------------------------------------------------------
                                                             $ 3,234,415
------------------------------------------------------------------------
Insured-Hospital -- 1.5%
------------------------------------------------------------------------
     $  500        Terrebonne Parish, Hospital Service
                   District No. 1, (Terrebonne General
                   Medical Center), (AMBAC), 5.375%, 4/1/28  $   440,545
------------------------------------------------------------------------
                                                             $   440,545
------------------------------------------------------------------------
Insured-Housing -- 0.1%
------------------------------------------------------------------------
     $  130        East Baton Rouge Mortgage Finance
                   Authority, Single Family, (MBIA),
                   (GNMA/FNMA), 0.00%, 10/1/15               $    24,653
------------------------------------------------------------------------
                                                             $    24,653
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 8.9%
------------------------------------------------------------------------
     $  345        Baton Rouge, Public Improvement, (FGIC),
                   4.75%, 8/1/17                             $   295,268
        500        Lafayette Parish, School District,
                   (FGIC), 4.60%, 4/1/18                         415,655
        500        Louisiana Government Environmental
                   Facilities and Community Development
                   Authority, (Capital and Equipment
                   Acquisition), (AMBAC), 4.50%, 12/1/18         412,035

                       SEE NOTES TO FINANCIAL STATEMENTS

LOUISIANA MUNICIPALS PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
------------------------------------------------------------------------
     $1,500        Louisiana Stadium and Exposition,
                   (FGIC), 5.00%, 7/1/26                     $ 1,271,970
        350        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(2)                                     205,142
------------------------------------------------------------------------
                                                             $ 2,600,070
------------------------------------------------------------------------
Insured-Transportation -- 4.7%
------------------------------------------------------------------------
     $1,700        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38           $ 1,366,477
------------------------------------------------------------------------
                                                             $ 1,366,477
------------------------------------------------------------------------
Senior Living / Life Care -- 14.7%
------------------------------------------------------------------------
     $  500        Louisiana HFA, (HCC Assisted Living
                   Group 1), (AMT), 9.00%, 3/1/25            $   525,380
        500        Louisiana HFA, (Saint Dominic Assisted
                   Care Facility), (GNMA), 6.85%, 9/1/25         506,380
      1,995        Louisiana HFA, (Saint Joseph's Manor
                   Retirement Center), (GNMA),
                   7.80%, 12/1/35                              2,141,393
      1,150        Louisiana PFA, (Glen Retirement System),
                   6.70%, 12/1/25                              1,088,015
------------------------------------------------------------------------
                                                             $ 4,261,168
------------------------------------------------------------------------
Special Tax Revenue -- 1.1%
------------------------------------------------------------------------
     $  450        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(1)(3)    $   325,836
------------------------------------------------------------------------
                                                             $   325,836
------------------------------------------------------------------------
Transportation -- 1.8%
------------------------------------------------------------------------
     $  500        Mississippi River Bridge Authority,
                   Bridge Revenue, 6.75%, 11/1/12            $   528,480
------------------------------------------------------------------------
                                                             $   528,480
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 94.7%
   (identified cost $28,853,203)                             $27,515,946
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 5.3%                       $ 1,549,068
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $29,065,014
------------------------------------------------------------------------


 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2000, 43.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.6% to 20.2% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

MARYLAND MUNICIPALS PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.9%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Cogeneration -- 1.5%
------------------------------------------------------------------------
     $1,250        Maryland Energy Cogeneration, (AES
                   Warrior Run), (AMT), 7.40%, 9/1/19        $ 1,279,537
------------------------------------------------------------------------
                                                             $ 1,279,537
------------------------------------------------------------------------
Education -- 9.0%
------------------------------------------------------------------------
     $1,500        Annapolis, EDA, (Saint Johns College),
                   5.50%, 10/1/23                            $ 1,300,725
      1,000        Maryland EDA, (Collegiate Housing -
                   Courtyard), 5.75%, 6/1/24                     872,230
        750        Maryland EDA, (Collegiate Housing -
                   Salisbury), 6.00%, 6/1/30                     668,970
      4,000        Maryland HEFA, (Johns Hopkins
                   University), 6.00%, 7/1/39                  3,984,640
        500        Montgomery County, EDA, (Bullis School),
                   5.60%, 11/1/18                                453,895
        350        Montgomery County, EDA, (Bullis School),
                   5.60%, 11/1/22                                311,958
------------------------------------------------------------------------
                                                             $ 7,592,418
------------------------------------------------------------------------
Electric Utilities -- 5.4%
------------------------------------------------------------------------
     $1,500        Calvert, Pollution Control Revenue,
                   (Baltimore Gas and Electric),
                   5.55%, 7/15/14                            $ 1,489,485
        750        Guam Power Authority, 6.625%, 10/1/14         818,940
      2,225        Prince George's County, Pollution
                   Control Revenue, (Potomac Electric),
                   6.375%, 1/15/23                             2,260,578
------------------------------------------------------------------------
                                                             $ 4,569,003
------------------------------------------------------------------------
Escrowed / Prerefunded -- 6.2%
------------------------------------------------------------------------
     $1,125        Baltimore, SFMR, (Inner Harbor),
                   Escrowed to Maturity, 8.00%, 12/1/10      $ 1,365,165
      1,250        Maryland HEFA, (Howard County General
                   Hospital), Escrowed to Maturity,
                   5.50%, 7/1/25                               1,194,837
      2,500        Maryland HEFA, (Union Hospital of
                   Cecil), Prerefunded to 7/1/02,
                   6.70%, 7/1/22                               2,652,175
------------------------------------------------------------------------
                                                             $ 5,212,177
------------------------------------------------------------------------
General Obligations -- 1.8%
------------------------------------------------------------------------
     $1,000        Baltimore County, 4.75%, 7/1/13           $   914,200
      1,100        Puerto Rico, 0.00%, 7/1/16                    419,364
        190        Worcester, Sanitary District,
                   6.55%, 8/15/17                                196,935
------------------------------------------------------------------------
                                                             $ 1,530,499
------------------------------------------------------------------------
Hospital -- 9.8%
------------------------------------------------------------------------
     $  470        Berlin, (Atlantic General Hospital),
                   8.375%, 6/1/22                            $   485,797
        900        Maryland HEFA, (Calvert Memorial
                   Hospital), 5.00%, 7/1/28                      703,827
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Hospital (continued)
------------------------------------------------------------------------
     $1,000        Maryland HEFA, (Doctors Community
                   Hospital), 5.50%, 7/1/24                  $   769,450
      1,175        Maryland HEFA, (Good Samaritan
                   Hospital), 5.75%, 7/1/19                    1,175,693
      3,000        Maryland HEFA, (Johns Hopkins Hospital),
                   4.50%, 5/15/35                              2,247,840
      1,000        Maryland HEFA, (Kennedy Krieger Issue),
                   5.125%, 7/1/22                                755,760
      1,355        Prince George's County, (Greater
                   SouthEast Healthcare System),
                   6.375%, 1/1/13(1)                             558,937
      3,800        Prince George's County, (Greater
                   SouthEast Healthcare System),
                   6.375%, 1/1/23(1)                           1,567,500
------------------------------------------------------------------------
                                                             $ 8,264,804
------------------------------------------------------------------------
Housing -- 9.6%
------------------------------------------------------------------------
     $1,000        Maryland Community Development
                   Administration Multifamily, FHA, (AMT),
                   6.70%, 5/15/36                            $ 1,030,350
      2,985        Maryland Community Development
                   Administration Single Family, (AMT),
                   6.75%, 4/1/26                               3,029,268
        720        Maryland Community Development
                   Administration Single Family, (AMT),
                   6.80%, 4/1/22                                 737,294
        735        Maryland Community Development
                   Administration Single Family, (AMT),
                   6.80%, 4/1/24                                 752,655
      1,000        Montgomery County, Housing Opportunities
                   Commission, SFMR, 0.00%, 7/1/28               175,770
        355        Montgomery County, Housing Opportunities
                   Commission, SFMR, (AMT), 6.05%, 7/1/27        349,831
      2,160        Prince George's County, Housing
                   Authority, (Langely Gardens), (AMT),
                   5.875%, 2/20/39                             2,018,369
------------------------------------------------------------------------
                                                             $ 8,093,537
------------------------------------------------------------------------
Industrial Development Revenue -- 7.0%
------------------------------------------------------------------------
     $1,350        Allegany, Pollution Control Revenue,
                   (Westvaco Corp.), 6.20%, 1/1/08           $ 1,400,611
      2,000        Baltimore, Port Facilities,
                   (Consolidated Coal Sales Co. - E.I. du
                   Pont de Nemours), 6.50%, 10/1/11            2,112,820
      1,425        Frederick, EDA, (Cargill, Inc.),
                   6.30%, 11/1/09                              1,501,950
      1,000        Maryland EDA, (AFCO Cargo),
                   6.50%, 7/1/24                                 933,020
------------------------------------------------------------------------
                                                             $ 5,948,401
------------------------------------------------------------------------
Insured-Education -- 7.0%
------------------------------------------------------------------------
     $  460        Maryland HEFA, (College Of Notre Dame),
                   (MBIA), 5.30%, 10/1/18                    $   435,169
      4,600        Maryland HEFA, (Loyola College), (MBIA),
                   5.375%, 10/1/26                             4,188,898
      1,200        Morgan State University, Academic and
                   Facilities, (MBIA), 6.10%, 7/1/20           1,247,664
------------------------------------------------------------------------
                                                             $ 5,871,731
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MARYLAND MUNICIPALS PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Electric Utilities -- 1.3%
------------------------------------------------------------------------
     $1,000        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/21                      $   847,930
        250        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(2)      263,437
------------------------------------------------------------------------
                                                             $ 1,111,367
------------------------------------------------------------------------
Insured-General Obligations -- 3.7%
------------------------------------------------------------------------
     $3,450        Baltimore County, (FSA), 5.25%, 10/15/20  $ 3,155,405
------------------------------------------------------------------------
                                                             $ 3,155,405
------------------------------------------------------------------------
Insured-Hospital -- 12.3%
------------------------------------------------------------------------
     $  350        Calvert County, EDA, (Asbury - Solomons
                   Facility), (MBIA), 5.00%, 1/1/27          $   300,465
      3,000        Maryland HEFA, (Helix Health Issue),
                   (AMBAC), 5.00%, 7/1/27                      2,642,850
        990        Maryland HEFA, (Johns Hopkins
                   Medicine-Howard County General Hospital
                   Acquisition), (MBIA), 5.00%, 7/1/29           840,233
      3,850        Maryland HEFA, (Medlantic/Helix Issue),
                   (AMBAC), 5.25%, 8/15/38                     3,389,656
      3,150        Puerto Rico ITEM & EC, (Auxilio Mutuo
                   Obligated Group), (MBIA), 6.25%, 7/1/24     3,178,413
------------------------------------------------------------------------
                                                             $10,351,617
------------------------------------------------------------------------
Insured-Housing -- 0.6%
------------------------------------------------------------------------
     $  500        Prince George's County, (Keystone
                   Apartments), FHA, (MBIA), 6.80%, 7/1/25   $   514,170
------------------------------------------------------------------------
                                                             $   514,170
------------------------------------------------------------------------
Insured-Solid Waste -- 6.1%
------------------------------------------------------------------------
     $5,000        NE Maryland Solid Waste Disposal,
                   (MBIA), (AMT), 6.30%, 7/1/16              $ 5,112,650
------------------------------------------------------------------------
                                                             $ 5,112,650
------------------------------------------------------------------------
Insured-Transportation -- 4.9%
------------------------------------------------------------------------
     $2,000        Baltimore, International Airport,
                   (FGIC), (AMT), 6.25%, 7/1/14              $ 2,061,400
      1,000        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 5.00%, 7/1/28             862,040
      1,250        Washington, D.C., Metro Area
                   Transportation, (FGIC), 5.25%, 7/1/14       1,200,613
------------------------------------------------------------------------
                                                             $ 4,124,053
------------------------------------------------------------------------
Insured-Water and Sewer -- 5.7%
------------------------------------------------------------------------
     $1,000        Baltimore, Wastewater, (FGIC),
                   5.00%, 7/1/22                             $   878,310
      2,000        Baltimore, Wastewater, (MBIA),
                   5.65%, 7/1/20                               1,959,600
      2,100        Baltimore, Water, (FGIC), 5.50%, 7/1/26     1,960,392
------------------------------------------------------------------------
                                                             $ 4,798,302
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Solid Waste -- 1.9%
------------------------------------------------------------------------
     $2,000        Northeast Waste Disposal Authority,
                   Resources Recovery Revenue, (Baltimore
                   Resco Retrofit), (AMT), 4.75%, 1/1/12     $ 1,593,340
------------------------------------------------------------------------
                                                             $ 1,593,340
------------------------------------------------------------------------
Special Tax Revenue -- 2.0%
------------------------------------------------------------------------
     $1,000        Frederick County, Urbana Community
                   Development Authority, 6.625%, 7/1/25     $   934,960
      1,000        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(2)(3)        724,080
------------------------------------------------------------------------
                                                             $ 1,659,040
------------------------------------------------------------------------
Transportation -- 0.9%
------------------------------------------------------------------------
     $  500        Puerto Rico Highway and Transportation
                   Authority, 5.50%, 7/1/36                  $   456,180
        335        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/26(3)           273,223
------------------------------------------------------------------------
                                                             $   729,403
------------------------------------------------------------------------
Water and Sewer -- 1.2%
------------------------------------------------------------------------
     $1,000        Maryland Water Quality Financing
                   Administration Revolving Loan Fund,
                   6.55%, 9/1/14                             $ 1,045,750
------------------------------------------------------------------------
                                                             $ 1,045,750
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.9%
   (identified cost $89,106,902)                             $82,557,204
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.1%                       $ 1,772,362
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $84,329,566
------------------------------------------------------------------------

 The Portfolio invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2000, 42.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 5.2% to 21.5% of total investments.
 (1)  Non-income producing security.
 (2)  Security has been issued as an inverse floater bond.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSOURI MUNICIPALS PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Escrowed / Prerefunded -- 7.6%
------------------------------------------------------------------------
     $  875        Kansas City IDA, (Kingswood United
                   Methodist Manor), Prerefunded to
                   11/15/03, 9.00%, 11/15/13                 $ 1,003,791
      1,000        Lake of The Ozarks, (Community Bridge
                   Corp.), Prerefunded to 12/1/06,
                   6.40%, 12/1/25                              1,088,540
      1,005        Missouri HEFA, (Lake of the Ozarks
                   General Hospital), Prerefunded to
                   2/15/06, 6.50%, 2/15/21                     1,082,516
        575        Missouri HEFA, (Saint Louis Children's),
                   (MBIA), Escrowed to Maturity,
                   0.00%, 5/15/08                                367,109
      1,000        Saint Louis County, Mortgage Revenue,
                   (GNMA), (AMT), Escrowed to Maturity,
                   5.40%, 1/1/16                                 954,950
------------------------------------------------------------------------
                                                             $ 4,496,906
------------------------------------------------------------------------
Hospital -- 15.9%
------------------------------------------------------------------------
     $3,250        Missouri HEFA, (Barnes Jewish
                   Christian), 5.25%, 5/15/14                $ 3,089,742
      1,500        Missouri HEFA, (Childrens Mercy
                   Hospital), 5.30%, 5/15/28                   1,216,890
      1,000        Missouri HEFA, (Freeman Health Systems),
                   5.25%, 2/15/18                                800,020
      1,900        Missouri HEFA, (Jefferson Memorial
                   Hospital), 6.80%, 5/15/25                   1,818,281
        495        Missouri HEFA, (Lake of the Ozarks
                   General Hospital), 6.50%, 2/15/21             461,820
      1,250        Taney County IDA, (The Skaggs Community
                   Hospital Association), 5.30%, 5/15/18       1,003,400
      1,250        West Plains IDA, (Ozarks Medical
                   Center), 5.65%, 11/15/22                      974,662
------------------------------------------------------------------------
                                                             $ 9,364,815
------------------------------------------------------------------------
Housing -- 5.0%
------------------------------------------------------------------------
     $1,000        Jefferson County IDA, Multifamily,
                   (Riverview Bend Apartments), (AMT),
                   6.75%, 11/1/29                            $   972,440
        755        Missouri Housing Development Authority,
                   SFMR, (GNMA), 6.45%, 9/1/27                   760,391
        460        Missouri Housing Development Authority,
                   SFMR, (GNMA), (AMT), 6.75%, 6/1/24            469,448
        710        Missouri Housing Development Authority,
                   SFMR, (GNMA), (AMT), 7.25%, 9/1/26            753,523
------------------------------------------------------------------------
                                                             $ 2,955,802
------------------------------------------------------------------------
Industrial Development Revenue -- 12.6%
------------------------------------------------------------------------
     $1,035        Jefferson County, (Kmart Corp.),
                   6.40%, 8/1/08                             $ 1,018,771
      1,235        Kansas City IDA, (Airline Cargo
                   Facilities), 8.50%, 1/1/17                  1,316,115
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $2,500        Missouri Development Finance Authority,
                   Solid Waste Disposal, (Proctor and
                   Gamble Paper Products), (AMT),
                   5.20%, 3/15/29                            $ 2,154,675
      1,200        Missouri Environmental Improvement and
                   Energy Resources Authority, (American
                   Cyanamid Company), 5.80%, 9/1/09            1,196,532
      1,000        Saint Louis IDA, (Anheuser-Busch),
                   (AMT), 5.875%, 11/1/26                        962,170
        750        Saint Louis IDA, (Saint Louis Science
                   Center), 6.40%, 11/1/19                       735,787
------------------------------------------------------------------------
                                                             $ 7,384,050
------------------------------------------------------------------------
Insured-Education -- 2.4%
------------------------------------------------------------------------
     $1,750        Missouri HEFA, (St. Louis University
                   High School), (AMBAC), 4.75%, 10/1/24     $ 1,436,593
------------------------------------------------------------------------
                                                             $ 1,436,593
------------------------------------------------------------------------
Insured-Electric Utilities -- 6.6%
------------------------------------------------------------------------
     $3,500        Missouri Environmental Improvement and
                   Energy Resources Authority, (Union
                   Electric), (AMBAC), (AMT),
                   5.45%, 10/1/28                            $ 3,128,895
        700        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(1)      737,625
------------------------------------------------------------------------
                                                             $ 3,866,520
------------------------------------------------------------------------
Insured-General Obligations -- 2.2%
------------------------------------------------------------------------
     $  500        Puerto Rico, (FSA), Variable Rate,
                   7/1/22(1)(2)                              $   500,000
      2,000        Saint Charles County, (Francis Howell
                   School District), (FGIC), 0.00%, 3/1/16       782,480
------------------------------------------------------------------------
                                                             $ 1,282,480
------------------------------------------------------------------------
Insured-Hospital -- 11.6%
------------------------------------------------------------------------
     $  955        Jackson County, (Saint Joseph's Health
                   System), (MBIA), 6.50%, 7/1/12            $ 1,000,047
        800        Jackson County, (Saint Joseph's Health
                   System), (MBIA), 6.50%, 7/1/19                817,296
      1,500        Missouri HEFA, (Heartland Health),
                   (AMBAC), 6.35%, 11/15/17                    1,530,510
      9,500        Missouri HEFA, (Lester Cox Medical
                   Center), (MBIA), 0.00%, 9/1/20              2,710,825
        750        Missouri HEFA, (Lester Cox Medical
                   Center), (MBIA), 5.35%, 6/1/10                744,968
------------------------------------------------------------------------
                                                             $ 6,803,646
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSOURI MUNICIPALS PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Housing -- 2.7%
------------------------------------------------------------------------
     $1,500        SCA, MFMR Receipts, Springfield, (FSA),
                   7.10%, 1/1/30                             $ 1,592,850
------------------------------------------------------------------------
                                                             $ 1,592,850
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.9%
------------------------------------------------------------------------
     $  700        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                 $   410,284
      1,000        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(1)(2)          735,900
------------------------------------------------------------------------
                                                             $ 1,146,184
------------------------------------------------------------------------
Insured-Transportation -- 3.8%
------------------------------------------------------------------------
     $1,500        Bi State Development Agency, Illinois
                   Metropolitan District, (Saint Clair
                   County Metrolink Extension), (MBIA),
                   5.00%, 7/1/28                             $ 1,271,205
        910        Saint Louis, Airport Revenue, (Lambert
                   International Airport), (FGIC),
                   6.00%, 7/1/14                                 936,863
------------------------------------------------------------------------
                                                             $ 2,208,068
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 4.5%
------------------------------------------------------------------------
     $1,000        Missouri Regional Convention and Sports
                   Complex Authority, 5.50%, 8/15/21         $   923,640
      1,750        Saint Louis County, Regional Convention
                   and Sports Complex Authority,
                   5.50%, 8/15/13                              1,724,625
------------------------------------------------------------------------
                                                             $ 2,648,265
------------------------------------------------------------------------
Nursing Home -- 6.4%
------------------------------------------------------------------------
     $1,000        Kansas City IDA, (Beverly Enterprises),
                   8.00%, 12/1/02                            $ 1,020,500
        500        Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 6.625%, 8/15/05           502,955
      1,000        Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 7.50%, 8/15/12          1,052,850
      1,500        Saint Louis County IDA, (Nazareth
                   Living), 5.625%, 8/15/29                    1,161,465
------------------------------------------------------------------------
                                                             $ 3,737,770
------------------------------------------------------------------------
Pooled Loans -- 4.6%
------------------------------------------------------------------------
     $2,750        Missouri Higher Education Loan
                   Authority, Student Loan, (AMT),
                   5.45%, 2/15/09                            $ 2,691,838
------------------------------------------------------------------------
                                                             $ 2,691,838
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Senior Living / Life Care -- 5.1%
------------------------------------------------------------------------
     $  300        Cass County, (Fox Springs Living
                   Center), 7.375%, 10/1/22                  $   307,269
      1,000        Kansas City IDR, (Kingswood Manor),
                   5.80%, 11/15/17                               832,160
      2,000        Missouri HEFA, (Lutheran Senior
                   Services), 6.375%, 2/1/27                   1,882,860
------------------------------------------------------------------------
                                                             $ 3,022,289
------------------------------------------------------------------------
Transportation -- 2.5%
------------------------------------------------------------------------
     $1,000        Puerto Rico Highway and Transportation
                   Authority, 6.625%, 7/1/12                 $ 1,049,070
        500        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/26(1)(2)        407,795
------------------------------------------------------------------------
                                                             $ 1,456,865
------------------------------------------------------------------------
Water and Sewer -- 3.1%
------------------------------------------------------------------------
     $1,000        Missouri Environmental Improvement and
                   Energy Resources Authority,
                   0.00%, 1/1/14                             $   443,040
      1,250        Missouri Environmental Improvement and
                   Energy Resources Authority,
                   7.20%, 7/1/16                               1,353,438
------------------------------------------------------------------------
                                                             $ 1,796,478
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.5%
   (identified cost $59,198,084)                             $57,891,419
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.5%                       $   902,595
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $58,794,014
------------------------------------------------------------------------

 The Portfolio invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2000, 32.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.0% to 12.5% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

NORTH CAROLINA MUNICIPALS PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 90.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Education -- 4.2%
-------------------------------------------------------------------------
     $1,000        North Carolina Educational Facilities
                   Finance Agency, (Duke University),
                   6.75%, 10/1/21                            $  1,047,230
      8,410        University of North Carolina at Chapel
                   Hill, 0.00%, 8/1/17                          3,002,538
      2,500        University of North Carolina at Chapel
                   Hill, 0.00%, 8/1/19                            779,675
-------------------------------------------------------------------------
                                                             $  4,829,443
-------------------------------------------------------------------------
Electric Utilities -- 10.8%
-------------------------------------------------------------------------
     $1,015        Chatham County Industrial Facilities and
                   Pollution, (Carolina Power and Light),
                   6.30%, 6/15/14                            $  1,053,996
      1,250        North Carolina Eastern Municipal Power
                   Agency, 6.75%, 1/1/26                        1,262,275
      3,500        North Carolina Eastern Municipal Power
                   Agency, 6.50%, 1/1/20                        3,476,480
      5,000        North Carolina Eastern Municipal Power
                   Authority, 6.125%, 1/1/09                    5,041,900
      2,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                  718,780
      2,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                  718,780
-------------------------------------------------------------------------
                                                             $ 12,272,211
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.3%
-------------------------------------------------------------------------
     $  150        Puerto Rico General Obligations,
                   Prerefunded to 7/1/00, 7.30%, 7/1/20      $    154,635
      1,000        Virgin Islands Public Finance Authority,
                   Prerefunded to 10/1/02, 7.25%, 10/1/18       1,084,520
        220        Virgin Islands Water and Power
                   Authority, Prerefunded to 7/1/01,
                   7.40%, 7/1/11                                  230,512
-------------------------------------------------------------------------
                                                             $  1,469,667
-------------------------------------------------------------------------
General Obligations -- 3.0%
-------------------------------------------------------------------------
     $3,550        North Carolina Capital Improvements,
                   4.75%, 2/1/12                             $  3,294,329
        500        Puerto Rico, 0.00%, 7/1/17                     178,490
-------------------------------------------------------------------------
                                                             $  3,472,819
-------------------------------------------------------------------------
Hospital -- 11.2%
-------------------------------------------------------------------------
     $2,090        Charlotte-Mecklenberg Hospital,
                   0.00%, 1/1/06                             $  1,532,054
      2,000        Charlotte-Mecklenberg Hospital,
                   5.125%, 1/15/22                              1,717,560
      1,500        North Carolina Medical Care Commission,
                   (Annie Penn Memorial Hospital),
                   5.375%, 1/1/22                               1,148,130
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Hospital (continued)
-------------------------------------------------------------------------
     $3,400        North Carolina Medical Care Commission,
                   (Duke University Hospital),
                   0.00%, 6/1/09                             $  2,039,898
      1,000        North Carolina Medical Care Commission,
                   (Gaston Health Care), 5.00%, 2/15/29           789,700
        500        North Carolina Medical Care Commission,
                   (Halifax Regional Medical Center),
                   5.00%, 8/15/24                                 371,080
      2,000        North Carolina Medical Care Commission,
                   (North Carolina Baptist Hospital),
                   6.00%, 6/1/22                                1,967,240
      1,750        North Carolina Medical Care Commission,
                   (Pitt County Memorial Hospital),
                   4.75%, 12/1/28                               1,365,752
      1,700        North Carolina Medical Care Commission,
                   (Presbyterian Health Services),
                   6.00%, 10/1/24                               1,784,201
-------------------------------------------------------------------------
                                                             $ 12,715,615
-------------------------------------------------------------------------
Housing -- 11.8%
-------------------------------------------------------------------------
     $1,900        Charlotte Housing Authority, Double
                   Oaks, FHA, (FNMA), 7.35%, 5/15/26         $  2,004,709
      1,000        Guam Housing Corp., Single Family,
                   5.75%, 9/1/31                                  956,910
      1,835        North Carolina HFA, MFMR, (AMT),
                   6.45%, 9/1/27                                1,853,240
      1,500        North Carolina HFA, SFMR, (AMT),
                   6.30%, 3/1/26                                1,504,665
      2,055        North Carolina HFA, SFMR, (AMT),
                   6.60%, 9/1/26                                2,085,291
      3,385        North Carolina HFA, SFMR, (AMT),
                   6.70%, 9/1/26                                3,448,435
        595        North Carolina HFA, SFMR, (AMT),
                   7.05%, 9/1/20                                  618,580
      1,000        Raleigh Housing Authority, Multifamily,
                   (Cedar Point), 7.00%, 11/1/30                  915,180
-------------------------------------------------------------------------
                                                             $ 13,387,010
-------------------------------------------------------------------------
Industrial Development Revenue -- 14.4%
-------------------------------------------------------------------------
     $6,000        Columbus County, Industrial Facility and
                   Pollution Control Financing,
                   (International Paper Co.), (AMT),
                   6.15%, 4/1/21                             $  5,588,220
      2,750        Haywood County IDA, (Champion
                   International Corp.), (AMT),
                   5.50%, 10/1/18                               2,382,270
      1,500        Haywood County IDA, (Champion
                   International Corp.), (AMT),
                   5.75%, 12/1/25                               1,319,445
      3,750        Martin County IDA, (Weyerhaeuser Co.),
                   (AMT), 6.80%, 5/1/24                         3,822,187
      2,500        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26              2,409,300
        850        Robeson County, Industrial Facilities
                   and Pollution Control Financing
                   Authority, (Campbell Soup Co.),
                   6.40%, 12/1/06                                 904,162
-------------------------------------------------------------------------
                                                             $ 16,425,584
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NORTH CAROLINA MUNICIPALS PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Electric Utilities -- 6.7%
-------------------------------------------------------------------------
     $4,000        North Carolina Eastern Municipal Power
                   Authority, (Catawba Electric), (MBIA),
                   Variable Rate, 1/1/12(1)                  $  3,895,000
      1,500        North Carolina Eastern Municipal Power
                   Authority, (FSA), Variable Rate,
                   1/1/19(1)(2)                                 1,405,905
      1,000        North Carolina Eastern Municipal Power
                   Authority, (MBIA), 5.375%, 1/1/24              898,460
      1,400        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/02(1)     1,454,250
-------------------------------------------------------------------------
                                                             $  7,653,615
-------------------------------------------------------------------------
Insured-General Obligations -- 3.1%
-------------------------------------------------------------------------
     $3,500        Puerto Rico, (FSA), Variable Rate,
                   7/1/22(1)(2)                              $  3,500,000
-------------------------------------------------------------------------
                                                             $  3,500,000
-------------------------------------------------------------------------
Insured-Hospital -- 6.7%
-------------------------------------------------------------------------
     $  500        Cumberland County Hospital, (MBIA),
                   0.00%, 10/1/09                            $    296,350
        935        North Carolina Medical Care Commission,
                   (Memorial Mission Hospital), (FSA),
                   0.00%, 10/1/06                                 657,324
      5,000        North Carolina Medical Care Commission,
                   (Saint Joseph's Medical Center),
                   (AMBAC), 5.10%, 10/1/14                      4,695,350
      1,500        North Carolina Medical Care Commission,
                   (Wake County Hospital), (MBIA),
                   5.375%, 10/1/26                              1,335,225
      1,500        North Carolina Medical Care Commission,
                   (Wilson Memorial Hospital), (AMBAC),
                   0.00%, 11/1/15                                 596,625
-------------------------------------------------------------------------
                                                             $  7,580,874
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 4.2%
-------------------------------------------------------------------------
     $2,150        Charlotte, Convention Facility, (AMBAC),
                   5.25%, 12/1/13                            $  2,077,287
      1,575        Franklin, County Jail, (FGIC),
                   6.625%, 6/1/14                               1,700,858
      1,000        Mooresville School District, (AMBAC),
                   6.35%, 10/1/14                               1,049,650
-------------------------------------------------------------------------
                                                             $  4,827,795
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 4.1%
-------------------------------------------------------------------------
     $2,065        Buncombe County, 6.625%, 12/1/10          $  2,199,617
      2,400        Greensboro, Greensboro Coliseum Arena,
                   6.75%, 12/1/09                               2,529,960
-------------------------------------------------------------------------
                                                             $  4,729,577
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Transportation -- 7.0%
-------------------------------------------------------------------------
     $3,000        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/36                  $  2,484,840
      1,490        Puerto Rico Highway and Transportation
                   Authority, 5.50%, 7/1/15                     1,454,463
      4,375        Puerto Rico Highway and Transportation
                   Authority, 5.50%, 7/1/36                     3,991,575
-------------------------------------------------------------------------
                                                             $  7,930,878
-------------------------------------------------------------------------
Water and Sewer -- 1.8%
-------------------------------------------------------------------------
     $  175        Eden, Water and Sewer Bonds, (AMT),
                   6.75%, 6/1/08                             $    184,685
      2,000        Orange County, Water and Sewer,
                   5.20%, 7/1/16                                1,872,620
-------------------------------------------------------------------------
                                                             $  2,057,305
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 90.3%
   (identified cost $102,436,375)                            $102,852,393
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 9.7%                       $ 11,015,475
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $113,867,868
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2000, 22.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.7% to 8.2% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

OREGON MUNICIPALS PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Cogeneration -- 2.5%
------------------------------------------------------------------------
     $2,000        Western Generation Agency, (Wauna
                   Cogeneration), (AMT), 7.40%, 1/1/16       $ 2,064,540
------------------------------------------------------------------------
                                                             $ 2,064,540
------------------------------------------------------------------------
Education -- 1.2%
------------------------------------------------------------------------
     $1,000        Salem EFA, (Willamette University),
                   6.10%, 4/1/14                             $ 1,018,990
------------------------------------------------------------------------
                                                             $ 1,018,990
------------------------------------------------------------------------
Electric Utilities -- 5.5%
------------------------------------------------------------------------
     $3,660        Eugene, Trojan Nuclear Power,
                   5.90%, 9/1/09                             $ 3,707,580
      1,000        Northern Wasco County, (Bonneville Power
                   Administration), 5.20%, 12/1/24               890,360
------------------------------------------------------------------------
                                                             $ 4,597,940
------------------------------------------------------------------------
Escrowed / Prerefunded -- 2.5%
------------------------------------------------------------------------
     $2,000        Medford, Rogue Valley Memorial Hospital,
                   Escrowed to Maturity, 6.25%, 12/1/07      $ 2,095,400
------------------------------------------------------------------------
                                                             $ 2,095,400
------------------------------------------------------------------------
General Obligations -- 15.1%
------------------------------------------------------------------------
     $1,000        Lane County, Eugene School District,
                   5.375%, 7/1/13                            $   988,680
      1,000        Oregon Board of Higher Education,
                   6.00%, 10/15/18                               989,420
      1,250        Oregon Elderly and Disabled Housing,
                   6.375%, 8/1/24                              1,275,175
      4,610        Oregon Elderly and Disabled Housing,
                   (AMT), 5.65%, 8/1/26                        4,438,554
      1,445        Oregon Veterans Welfare, 5.90%, 10/1/17     1,426,258
      4,850        Puerto Rico, 0.00%, 7/1/17                  1,731,353
      2,250        Puerto Rico, 4.75%, 7/1/23                  1,844,190
------------------------------------------------------------------------
                                                             $12,693,630
------------------------------------------------------------------------
Housing -- 26.6%
------------------------------------------------------------------------
     $2,105        Hood River County, Health Facilities
                   Authority, Elderly Housing Revenue,
                   (Down Manor), 6.50%, 1/1/17               $ 1,918,392
      1,000        Oregon Health, Housing, Educational and
                   Cultural Facilities Authority, (Trillium
                   Affordable Housing), 6.75%, 8/15/29           910,400
      2,000        Oregon Housing and Community Services
                   Department, MFMR, (AMT), 5.70%, 7/1/29      1,820,400
      1,500        Oregon Housing and Community Services
                   Department, MFMR, (AMT), 6.20%, 7/1/28      1,474,500
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Housing (continued)
------------------------------------------------------------------------
     $1,930        Oregon Housing and Community Services
                   Department, SFMR, (AMT), 6.20%, 7/1/27    $ 1,950,554
      1,630        Oregon Housing and Community Services
                   Department, SFMR, (AMT), 6.40%, 7/1/26      1,653,227
      2,185        Oregon Housing and Community Services
                   Department, SFMR, (AMT), 6.45%, 7/1/26      2,234,403
      3,810        Portland Housing Authority, MFMR, (Berry
                   Ridge), (AMT), 6.30%, 5/1/29                3,817,849
      2,875        Portland Housing Authority, MFMR,
                   (Cherry Blossom), (AMT),
                   6.20%, 12/20/36                             2,825,607
      1,000        Portland Housing Authority, MFMR,
                   (Village Court), 6.00%, 1/1/27                970,100
      1,000        Washington County Housing Authority,
                   MFMR, (Bethany Meadows), (AMT),
                   5.75%, 9/1/17                                 959,550
      2,000        Washington County Housing Authority,
                   MFMR, (Bethany Meadows), (AMT),
                   5.85%, 9/1/27                               1,875,640
------------------------------------------------------------------------
                                                             $22,410,622
------------------------------------------------------------------------
Industrial Development Revenue -- 11.9%
------------------------------------------------------------------------
     $3,500        Oregon EDA, (Georgia Pacific), (AMT),
                   6.35%, 8/1/25                             $ 3,345,020
      1,500        Oregon Solid Waste Disposal, (USG
                   Corp.), 6.40%, 12/1/29                      1,468,575
      3,500        Port of Astoria, Pollution Control
                   Revenue, (James River Corp.),
                   6.55%, 2/1/15                               3,436,825
        750        Port of Portland, (Ash Grove Cement
                   Co.), 7.25%, 10/1/09                          781,890
      1,000        Port of Portland, (North Portland Crown
                   Zellerbach Corp.), 6.125%, 5/15/08          1,000,530
------------------------------------------------------------------------
                                                             $10,032,840
------------------------------------------------------------------------
Insured-Education -- 4.6%
------------------------------------------------------------------------
     $4,850        Oregon Health Science University,
                   (MBIA), 0.00%, 7/1/21                     $ 1,348,300
      1,000        Oregon Health, Housing, Educational and
                   Cultural Facilities Authority, (Lewis
                   and Clark College), (MBIA),
                   6.00%, 10/1/13                              1,023,660
      1,500        Oregon Health, Housing, Educational and
                   Cultural Facilities Authority, (Lewis
                   and Clark College), (MBIA),
                   6.125%, 10/1/24                             1,509,570
------------------------------------------------------------------------
                                                             $ 3,881,530
------------------------------------------------------------------------
Insured-Electric Utilities -- 8.5%
------------------------------------------------------------------------
     $1,000        Emerald People's Utility District,
                   Electric System, (AMBAC), 5.75%, 11/1/16  $ 1,002,950

                       SEE NOTES TO FINANCIAL STATEMENTS

OREGON MUNICIPALS PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Electric Utilities (continued)
------------------------------------------------------------------------
     $4,350        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                      $ 3,641,342
      5,300        Puerto Rico Electric Power Authority,
                   (MBIA), 0.00%, 7/1/17                       1,963,385
        500        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(1)      526,875
------------------------------------------------------------------------
                                                             $ 7,134,552
------------------------------------------------------------------------
Insured-General Obligations -- 3.5%
------------------------------------------------------------------------
     $1,000        Columbia School District No. 502,
                   (FGIC), 0.00%, 6/1/17                     $   364,200
      1,000        Salem-Keizer School District No. 24J,
                   (FGIC), 5.00%, 6/1/17                         911,880
      2,000        Umatilla County School District No.
                   008R, (MBIA), Variable Rate,
                   6/15/14(1)(2)                               1,696,960
------------------------------------------------------------------------
                                                             $ 2,973,040
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.5%
------------------------------------------------------------------------
     $1,250        Oregon Department of General Services,
                   Real Property Financing Program,
                   (AMBAC), 6.25%, 9/1/15                    $ 1,291,813
------------------------------------------------------------------------
                                                             $ 1,291,813
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.4%
------------------------------------------------------------------------
     $1,000        Portland, Arena Natural Gas Tax Revenue
                   (AMBAC), 0.00%, 6/1/17                    $   351,280
      1,400        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                     820,568
------------------------------------------------------------------------
                                                             $ 1,171,848
------------------------------------------------------------------------
Insured-Transportation -- 4.4%
------------------------------------------------------------------------
     $1,000        Oregon Department of Transportation,
                   (Westside Light Rail), (MBIA),
                   6.25%, 6/1/09                             $ 1,054,000
        750        Port of Portland, (Portland
                   International Airport), (FGIC), (AMT),
                   5.00%, 7/1/28                                 632,250
      2,000        Port of Portland, (Portland
                   International Airport), (FGIC), (AMT),
                   6.00%, 7/1/23                               1,981,220
------------------------------------------------------------------------
                                                             $ 3,667,470
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Miscellaneous -- 1.1%
------------------------------------------------------------------------
     $1,000        Union, Facility Revenue, (Buffalo Peak
                   Golf Club), 6.75%, 7/1/24                 $   956,820
------------------------------------------------------------------------
                                                             $   956,820
------------------------------------------------------------------------
Special Tax Revenue -- 2.4%
------------------------------------------------------------------------
     $2,000        Tri-County Metropolitan Transportation
                   District, Limited Tax Pledge,
                   5.70%, 8/1/13                             $ 2,013,160
------------------------------------------------------------------------
                                                             $ 2,013,160
------------------------------------------------------------------------
Transportation -- 3.5%
------------------------------------------------------------------------
     $1,500        Port of Portland, Special Obligation
                   Revenue Bonds, (Delta Airlines, Inc.),
                   (AMT), 6.20%, 9/1/22                      $ 1,387,305
      2,000        Tri-County Metropolitan Transportation
                   District, Variable Rate, 8/1/19(1)(2)       1,550,920
------------------------------------------------------------------------
                                                             $ 2,938,225
------------------------------------------------------------------------
Water and Sewer -- 2.5%
------------------------------------------------------------------------
     $2,000        Clackamas County, Water Revenue,
                   6.375%, 10/1/14                           $ 2,073,720
------------------------------------------------------------------------
                                                             $ 2,073,720
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.7%
   (identified cost $85,065,183)                             $83,016,140
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.3%                       $ 1,059,517
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $84,075,657
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2000, 24.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.2% to 10.4% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH CAROLINA MUNICIPALS PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 9.0%
------------------------------------------------------------------------
     $1,650        Berkeley County, (South Carolina
                   Electric and Gas Co.), 6.50%, 10/1/14     $ 1,723,029
      1,150        Darlington County, (Carolina Power and
                   Light Co.), 6.60%, 11/1/10                  1,221,357
        500        Piedmont Municipal Power Agency,
                   Electric Revenue, 5.25%, 1/1/21               406,630
------------------------------------------------------------------------
                                                             $ 3,351,016
------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.0%
------------------------------------------------------------------------
     $1,750        Myrtle Beach Convention Center,
                   Prerefunded to 7/1/02, 6.875%, 7/1/17     $ 1,862,822
------------------------------------------------------------------------
                                                             $ 1,862,822
------------------------------------------------------------------------
General Obligations -- 2.1%
------------------------------------------------------------------------
     $  500        Puerto Rico, 0.00%, 7/1/18                $   166,705
        270        Puerto Rico, 4.50%, 7/1/23                    211,664
        500        Puerto Rico, 4.75%, 7/1/23                    409,820
------------------------------------------------------------------------
                                                             $   788,189
------------------------------------------------------------------------
Hospital -- 7.1%
------------------------------------------------------------------------
     $1,375        Horry County, (Conway Hospital),
                   6.75%, 7/1/12                             $ 1,439,570
      1,500        Loris, Community Hospital District,
                   5.625%, 1/1/29                              1,196,190
------------------------------------------------------------------------
                                                             $ 2,635,760
------------------------------------------------------------------------
Housing -- 8.9%
------------------------------------------------------------------------
     $1,280        South Carolina Housing Finance
                   Authority, MFMR, (Runaway Bay
                   Apartments), 6.20%, 12/1/20               $ 1,275,405
        500        South Carolina Housing Finance
                   Authority, SFMR, 6.375%, 7/1/16               507,350
      1,485        South Carolina Housing Finance
                   Authority, SFMR, 6.45%, 7/1/17              1,508,715
------------------------------------------------------------------------
                                                             $ 3,291,470
------------------------------------------------------------------------
Industrial Development Revenue -- 19.1%
------------------------------------------------------------------------
     $  500        Charleston County IDA, (Zeigler Coal
                   Holding), 6.95%, 8/10/28                  $   410,310
      1,500        Darlington County, (Nucor Corp.), (AMT),
                   5.75%, 8/1/23                               1,403,940
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $1,000        Darlington County, (Sonoco Products),
                   6.00%, 4/1/26                             $   956,220
        410        Florence County, (Stone Container Co.),
                   7.375%, 2/1/07                                412,321
      1,000        Georgetown County, (International Paper
                   Co.), 5.70%, 10/1/21                          870,250
        750        Georgetown County, (International Paper
                   Co.), 6.25%, 9/1/23                           706,950
      1,000        Richland County, (Union Camp Corp.),
                   (AMT), 6.75%, 5/1/22                        1,041,160
      1,500        York County, (Hoechst Celanese Corp.),
                   (AMT), 5.70%, 1/1/24                        1,284,525
------------------------------------------------------------------------
                                                             $ 7,085,676
------------------------------------------------------------------------
Insured-Electric Utilities -- 12.3%
------------------------------------------------------------------------
     $1,000        Piedmont Municipal Power Agency,
                   Electric Revenue, (MBIA), 4.00%, 1/1/23   $   717,190
        195        Piedmont Municipal Power Agency,
                   Electric Revenue, (MBIA), 6.30%, 1/1/14       201,490
      1,000        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                          837,090
      2,500        Puerto Rico Electric Power Authority,
                   (MBIA), 0.00%, 7/1/17                         926,125
      1,250        South Carolina Public Service Authority,
                   (AMBAC), 6.375%, 7/1/21                     1,271,362
        750        South Carolina Public Service Authority,
                   (MBIA), 5.00%, 1/1/29                         622,335
------------------------------------------------------------------------
                                                             $ 4,575,592
------------------------------------------------------------------------
Insured-Hospital -- 7.7%
------------------------------------------------------------------------
     $1,000        South Carolina Jobs Economic Development
                   Authority, (Baptist Hospital), (AMBAC),
                   5.45%, 8/1/15                             $   948,960
      1,000        South Carolina Jobs Economic Development
                   Authority, (Baptist Hospital), (AMBAC),
                   Variable Rate, 8/1/15(1)                      897,500
      1,000        South Carolina Jobs Economic Development
                   Authority, (Oconee Memorial Hospital),
                   (CLEE), 6.15%, 3/1/25                         992,800
------------------------------------------------------------------------
                                                             $ 2,839,260
------------------------------------------------------------------------
Insured-Housing -- 1.3%
------------------------------------------------------------------------
     $  495        South Carolina Housing Finance and
                   Development Authority, SFMR, (AMBAC),
                   (AMT), 5.95%, 7/1/29                      $   489,803
------------------------------------------------------------------------
                                                             $   489,803
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH CAROLINA MUNICIPALS PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 4.2%
------------------------------------------------------------------------
     $  500        Charleston County, (Charleston Public
                   Facilities Corp.), (MBIA), 6.10%, 6/1/11  $   519,395
      1,000        Florence County, (Law Enforcement
                   Center), (AMBAC), 6.00%, 3/1/14             1,018,770
------------------------------------------------------------------------
                                                             $ 1,538,165
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.4%
------------------------------------------------------------------------
     $  260        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(2)                                 $   152,391
------------------------------------------------------------------------
                                                             $   152,391
------------------------------------------------------------------------
Insured-Transportation -- 1.6%
------------------------------------------------------------------------
     $  750        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38           $   602,858
------------------------------------------------------------------------
                                                             $   602,858
------------------------------------------------------------------------
Insured-Water and Sewer -- 7.6%
------------------------------------------------------------------------
     $2,000        Charleston, Waterworks and Sewer
                   Revenue, (FGIC), 4.50%, 1/1/24            $ 1,561,760
        500        Edgefield County, Water and Sewer
                   Authority, (FGIC), 5.00%, 1/1/28              422,320
        500        Spartanburg, Sanitary Sewer District,
                   (MBIA), 5.00%, 3/1/26                         426,140
        500        Spartanburg, Sanitary Sewer District,
                   (MBIA), 5.00%, 3/1/28                         423,585
------------------------------------------------------------------------
                                                             $ 2,833,805
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 2.2%
------------------------------------------------------------------------
     $  750        Lexington County School District,
                   6.90%, 7/1/08                             $   796,050
------------------------------------------------------------------------
                                                             $   796,050
------------------------------------------------------------------------
Pooled Loans -- 2.8%
------------------------------------------------------------------------
     $1,000        South Carolina Education Authority,
                   Student Loan, (AMT), 6.30%, 9/1/08        $ 1,023,510
------------------------------------------------------------------------
                                                             $ 1,023,510
------------------------------------------------------------------------
Solid Waste -- 4.3%
------------------------------------------------------------------------
     $1,500        Spartanburg County, Solid Waste,
                   (Bavarian Motor Works Corp.), (AMT),
                   7.55%, 11/1/24                            $ 1,593,060
------------------------------------------------------------------------
                                                             $ 1,593,060
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Transportation -- 2.0%
------------------------------------------------------------------------
     $1,000        Connector 2000 Association Inc., Bridge
                   & Toll Road Revenue, (Southern
                   Connector), 5.25%, 1/1/23                 $   740,500
------------------------------------------------------------------------
                                                             $   740,500
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.6%
   (identified cost $37,044,460)                             $36,199,927
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.4%                       $   889,138
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $37,089,065
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2000, 36.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.7% to 13.2% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

TENNESSEE MUNICIPALS PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 5.1%
------------------------------------------------------------------------
     $1,000        Metropolitan Government of Nashville and
                   Davidson County, (Belmont University),
                   6.40%, 12/1/19                            $ 1,009,190
      1,500        Metropolitan Government of Nashville and
                   Davidson County, (Vanderbilt
                   University), 5.00%, 10/1/28                 1,270,125
------------------------------------------------------------------------
                                                             $ 2,279,315
------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.7%
------------------------------------------------------------------------
     $1,000        Johnson, School District Sales Tax,
                   (AMBAC), Prerefunded to 5/1/06,
                   6.70%, 5/1/21                             $ 1,085,650
      1,500        Shelby County, (Lebonheur Children's
                   Hospital), (MBIA), Escrowed to Maturity,
                   5.50%, 8/15/12                              1,491,285
------------------------------------------------------------------------
                                                             $ 2,576,935
------------------------------------------------------------------------
General Obligations -- 2.3%
------------------------------------------------------------------------
     $1,000        Shelby County, 5.125%, 3/1/16             $ 1,018,690
------------------------------------------------------------------------
                                                             $ 1,018,690
------------------------------------------------------------------------
Hospital -- 6.2%
------------------------------------------------------------------------
     $  250        Knox County, HEFA, (Mercy Health
                   System), 6.50%, 10/1/12                   $   245,980
        750        Metropolitan Government of Nashville and
                   Davidson County, (Charity Obligated
                   Group), 5.125%, 11/1/27                       735,975
      1,000        Montgomery County, (Clarksville Regional
                   Health System), 5.375%, 1/1/28                742,010
      1,000        Sumner County, (Sumner Regional Health
                   Systems), 7.50%, 11/1/14                    1,072,210
------------------------------------------------------------------------
                                                             $ 2,796,175
------------------------------------------------------------------------
Housing -- 11.2%
------------------------------------------------------------------------
     $  750        Knoxville Community Development Corp.,
                   (Clinton Towers), 6.65%, 10/15/10         $   763,327
      1,500        Metropolitan Government of Nashville and
                   Davidson County, (The Park at
                   Hermitage), 5.90%, 2/1/19                   1,426,185
      1,000        Tennessee Housing Development Agency,
                   5.375%, 7/1/23                                914,940
        985        Tennessee Housing Development Agency,
                   5.85%, 7/1/13                                 975,032
      1,000        Tennessee Housing Development Agency,
                   (AMT), 5.75%, 7/1/24                          954,600
------------------------------------------------------------------------
                                                             $ 5,034,084
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Industrial Development Revenue -- 23.7%
------------------------------------------------------------------------
     $1,000        Chattanooga, (E.I. du Pont de Nemours
                   and Co.), 6.35%, 7/1/22                   $ 1,020,710
      1,000        Humphreys County, (E.I. du Pont de
                   Nemours and Co.), (AMT), 6.70%, 5/1/24      1,034,780
        400        Knox County, Industrial Development
                   Board Revenue (Melrose Place Ltd),
                   6.875%, 12/1/14                               382,652
      1,000        Loudon County, (Kimberly-Clark Corp.),
                   (AMT), 6.20%, 2/1/23                        1,000,060
      2,250        Maury County, (Saturn Corp.),
                   6.50%, 9/1/24                               2,244,510
      1,500        McMinn County, (Calhoun Newsprint Co. -
                   Bowater, Inc.), (AMT), 7.40%, 12/1/22       1,532,775
      1,000        Memphis-Shelby County Airport Authority,
                   (Federal Express Corp.), 6.75%, 9/1/12      1,047,780
      1,000        Memphis-Shelby County Airport Authority,
                   (Federal Express Corp.), (AMT),
                   6.20%, 7/1/14                                 960,580
        500        Metropolitan Government of Nashville and
                   Davidson County, (Osco Treatment
                   Systems), (AMT), 6.00%, 5/1/03                496,585
      1,000        South Fulton County, (Tyson Foods Co.),
                   (AMT), 6.40%, 10/1/20                         969,060
------------------------------------------------------------------------
                                                             $10,689,492
------------------------------------------------------------------------
Insured-Education -- 4.7%
------------------------------------------------------------------------
     $1,230        Metropolitan Government of Nashville and
                   Davidson County, HEFA, (Meharry Medical
                   College), (AMBAC), 6.00%, 12/1/19         $ 1,252,029
      1,000        Metropolitan Government of Nashville and
                   Davidson County, HEFA, (Meharry Medical
                   College), (AMBAC), 5.00%, 12/1/24             849,610
------------------------------------------------------------------------
                                                             $ 2,101,639
------------------------------------------------------------------------
Insured-Electric Utilities -- 6.8%
------------------------------------------------------------------------
     $1,000        Lawrenceburg, Electric Revenues, (MBIA),
                   6.625%, 7/1/18                            $ 1,100,070
      1,750        Madison County Suburban Utility
                   District, (MBIA), 5.00%, 2/1/19             1,541,820
        400        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(1)      421,500
------------------------------------------------------------------------
                                                             $ 3,063,390
------------------------------------------------------------------------
Insured-General Obligations -- 2.6%
------------------------------------------------------------------------
     $1,425        Franklin, Special School District,
                   (FSA), 0.00%, 6/1/19                      $   439,755
      2,500        Franklin, Special School District,
                   (FSA), 0.00%, 6/1/20                          721,525
------------------------------------------------------------------------
                                                             $ 1,161,280
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TENNESSEE MUNICIPALS PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Hospital -- 4.6%
------------------------------------------------------------------------
     $  500        Bristol, (Bristol Memorial Hospital),
                   (FGIC), 6.75%, 9/1/10                     $   551,260
        250        Chattanooga, (Memorial Hospital),
                   (MBIA), 6.625%, 9/1/09                        275,565
      1,500        Chattanooga-Hamilton County, (Erlanger
                   Medical Center), (MBIA), 5.00%, 10/1/28     1,247,415
------------------------------------------------------------------------
                                                             $ 2,074,240
------------------------------------------------------------------------
Insured-Housing -- 2.4%
------------------------------------------------------------------------
     $1,000        Knox County, SCA Realty, MFMR, (FSA),
                   7.125%, 1/1/30                            $ 1,062,960
------------------------------------------------------------------------
                                                             $ 1,062,960
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.8%
------------------------------------------------------------------------
     $  500        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(1)(2)      $   367,950
------------------------------------------------------------------------
                                                             $   367,950
------------------------------------------------------------------------
Insured-Transportation -- 5.7%
------------------------------------------------------------------------
     $1,500        Memphis-Shelby County Airport Authority,
                   (MBIA), (AMT), 6.00%, 3/1/24              $ 1,482,150
      1,000        Memphis-Shelby County Airport Authority,
                   (MBIA), (AMT), 6.50%, 2/15/08               1,071,800
------------------------------------------------------------------------
                                                             $ 2,553,950
------------------------------------------------------------------------
Insured-Water and Sewer -- 3.0%
------------------------------------------------------------------------
     $  350        Metropolitan Government of Nashville and
                   Davidson County, Water System, (AMBAC),
                   Variable Rate, 1/1/22(1)                  $   376,688
      1,000        Metropolitan Government of Nashville and
                   Davidson County, Water System, (FGIC),
                   5.20%, 1/1/13                                 971,570
------------------------------------------------------------------------
                                                             $ 1,348,258
------------------------------------------------------------------------
Lease Revenue/Certificates of Participation -- 1.1%
------------------------------------------------------------------------
     $  500        Hardeman County, (Correctional
                   Facilities Corp.), 7.75%, 8/1/17          $   513,040
------------------------------------------------------------------------
                                                             $   513,040
------------------------------------------------------------------------
Nursing Home -- 2.3%
------------------------------------------------------------------------
     $1,000        Tennessee State Veterans' Homes Board,
                   (Humboldt), 6.65%, 2/1/14                 $ 1,035,420
------------------------------------------------------------------------
                                                             $ 1,035,420
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Pooled Loans -- 3.9%
------------------------------------------------------------------------
     $1,200        Tennessee Local Development Authority,
                   Community Provider, 6.55%, 10/1/23        $ 1,294,236
        500        Tennessee Local Development Authority,
                   State Loan Program, 5.00%, 3/1/15             451,675
------------------------------------------------------------------------
                                                             $ 1,745,911
------------------------------------------------------------------------
Transportation -- 5.6%
------------------------------------------------------------------------
     $  820        Memphis-Shelby County Airport Authority,
                   6.12%, 12/1/16                            $   755,819
      1,825        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/36                    1,511,611
        300        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/26(2)(3)        244,677
------------------------------------------------------------------------
                                                             $ 2,512,107
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.7%
   (identified cost $44,413,468)                             $43,934,836
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.3%                       $ 1,056,877
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $44,991,713
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2000, 37.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.5% to 18.7% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

VIRGINIA MUNICIPALS PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Education -- 4.3%
-------------------------------------------------------------------------
     $  250        Alexandria IDA, Educational Facility
                   Revenue, (Episcopal High School),
                   5.875%, 1/1/29                            $    244,542
      2,000        Lynchburgh, (Randolph-Macon Woman's
                   College), 5.875%, 9/1/23                     1,916,540
      2,000        Medical College of Hampton Roads,
                   6.875%, 11/15/11                             2,087,580
      1,000        Virginia College Building Authority,
                   (Hampton University), 5.75%, 4/1/14            999,460
-------------------------------------------------------------------------
                                                             $  5,248,122
-------------------------------------------------------------------------
Electric Utilities -- 0.7%
-------------------------------------------------------------------------
     $1,000        Puerto Rico Electric Power Authority,
                   5.00%, 7/1/28                             $    843,000
-------------------------------------------------------------------------
                                                             $    843,000
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 15.1%
-------------------------------------------------------------------------
     $1,665        Arlington County IDA, (AMBAC),
                   Prerefunded to 9/1/03, 5.00%, 9/1/21      $  1,444,521
      1,000        Arlington County IDA, (Arlington
                   Hospital), Prerefunded to 9/1/01,
                   7.125%, 9/1/21                               1,056,820
      1,000        Fairfax County, Prerefunded to 6/1/02,
                   5.625%, 6/1/14                               1,037,900
      2,000        Loudoun County IDA, (Falcons Landing),
                   Prerefunded to 11/1/04, 8.75%, 11/1/24       2,356,200
      3,500        Peninsula Ports Authority of Virginia,
                   (Riverside Health System), Prerefunded
                   to 7/1/02, 6.625%, 7/1/10                    3,705,695
      2,400        Prince William County IDA, (Potomac
                   Hospital), Prerefunded to 10/1/05,
                   6.85%, 10/1/25                               2,651,064
        900        Puerto Rico Telephone Authority, (MBIA),
                   Prerefunded to 1/1/03, Variable Rate,
                   1/16/15(1)                                     952,875
      1,000        Virgin Islands Public Finance Authority,
                   Prerefunded to 10/1/02, 7.25%, 10/1/18       1,084,520
      1,700        Virginia Beach, Water and Sewer System,
                   Prerefunded to 2/1/02, 6.625%, 2/1/17        1,789,046
      1,060        Washington County IDA, (Johnston
                   Memorial Hospital), Prerefunded to
                   7/1/02, 7.00%, 7/1/22                        1,130,988
      1,000        Washington County IDA, (Johnston
                   Memorial Hospital), Prerefunded to
                   7/1/05, 6.00%, 7/1/14                        1,053,200
-------------------------------------------------------------------------
                                                             $ 18,262,829
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Hospital -- 6.3%
-------------------------------------------------------------------------
     $3,550        Albermarle County IDA, (Martha Jefferson
                   Hospital), 5.50%, 10/1/20                 $  3,058,183
         90        Chesapeake Hospital Authority,
                   (Chesapeake General Hospital),
                   7.60%, 7/1/00                                   90,942
      2,910        Fairfax County IDA, (Inova Health
                   System), 5.00%, 8/15/14                      2,682,787
      2,000        Fairfax County IDA, (Inova Health
                   System), 5.00%, 8/15/15                      1,823,760
-------------------------------------------------------------------------
                                                             $  7,655,672
-------------------------------------------------------------------------
Housing -- 3.4%
-------------------------------------------------------------------------
     $1,000        Alexandria, Redevelopment and Housing
                   Authority, MFMR, (Buckingham Village
                   Apartments), (AMT), 5.45%, 7/1/18         $    910,470
      1,500        Prince William County IDA, (Melrose
                   Apartments), 5.40%, 1/1/29                   1,321,395
      1,900        Virginia HDA, SFMR, Variable Rate,
                   7/1/04(1)                                    1,904,750
-------------------------------------------------------------------------
                                                             $  4,136,615
-------------------------------------------------------------------------
Industrial Development Revenue -- 20.8%
-------------------------------------------------------------------------
     $4,500        Bedford County, (Nekoosa Packaging),
                   (AMT), 5.60%, 12/1/25                     $  3,832,785
      2,190        Chesapeake, (Cargill, Inc.),
                   5.875%, 3/1/13                               2,209,425
      1,500        Giles, (Hoechst Celanese Corp.), (AMT),
                   5.95%, 12/1/25                               1,322,760
      2,000        Giles, (Hoechst Celanese Corp.), (AMT),
                   6.45%, 5/1/26                                1,893,720
        500        Giles, (Hoechst Celanese Corp.), (AMT),
                   6.625%, 12/1/22                                490,440
      2,000        Henrico County, (Browning Ferris, Inc.),
                   (AMT), 5.45%, 1/1/14                         1,671,660
      4,000        Isle of Wright County IDA, (Union Camp
                   Corp.), (AMT), 6.55%, 4/1/24                 3,994,880
      1,000        James City County IDA, (Anheuser Busch),
                   (AMT), 6.00%, 4/1/32                           979,450
      1,400        Peninsula Ports Authority, (Zeigler
                   Coal), 6.90%, 5/2/22                         1,156,526
      1,500        Pennisula Ports Authority Revenue (CSX
                   Transportation), 6.00%, 12/15/12             1,470,360
        980        West Point, (Chesapeake Corp.),
                   6.25%, 3/1/19                                  918,015
      5,520        West Point, (Chesapeake Corp.), (AMT),
                   6.375%, 3/1/19                               5,171,412
-------------------------------------------------------------------------
                                                             $ 25,111,433
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

VIRGINIA MUNICIPALS PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-General Obligations -- 2.9%
-------------------------------------------------------------------------
     $4,000        Richmond, (FGIC), 5.00%, 1/15/21          $  3,477,760
-------------------------------------------------------------------------
                                                             $  3,477,760
-------------------------------------------------------------------------
Insured-Hospital -- 7.7%
-------------------------------------------------------------------------
     $1,085        Fredericksburg IDA, (Medicorp Health),
                   (AMBAC), 5.25%, 6/15/23                   $    956,916
      1,500        Henrico County, (Bon Secour Health
                   Systems), (MBIA), 6.25%, 8/15/20             1,568,250
      5,000        Virginia Beach, (Virginia Beach Memorial
                   Hospital), (AMBAC), 5.125%, 2/15/18          4,540,750
      2,000        Winchester IDA, (Winchester Medical
                   Center), (AMBAC), Variable Rate,
                   1/21/14(1)                                   2,202,500
-------------------------------------------------------------------------
                                                             $  9,268,416
-------------------------------------------------------------------------
Insured-Housing -- 1.1%
-------------------------------------------------------------------------
     $1,250        Fairfax County Redevelopment and Housing
                   Authority MFMR, (FHA), 7.00%, 5/1/26      $  1,290,900
-------------------------------------------------------------------------
                                                             $  1,290,900
-------------------------------------------------------------------------
Insured-Transportation -- 5.4%
-------------------------------------------------------------------------
     $3,500        Chesapeake Bay Bridge and Tunnel
                   Commission District Revenue, (General
                   Resolution), (MBIA), 5.50%, 7/1/25        $  3,314,570
      1,000        Metro Washington D.C., Airport
                   Authority, (FGIC), (AMT),
                   5.00%, 10/1/27                                 833,250
      1,000        Metro Washington D.C., Airport
                   Authority, (MBIA), (AMT),
                   6.25%, 10/1/21                               1,005,660
      1,650        Norfolk, Parking System Revenue, (MBIA),
                   5.00%, 2/1/29                                1,395,867
-------------------------------------------------------------------------
                                                             $  6,549,347
-------------------------------------------------------------------------
Insured-Utilities -- 1.0%
-------------------------------------------------------------------------
     $1,345        Richmond, Public Utility Revenue,
                   (FGIC), 5.125%, 1/15/28                   $  1,166,478
-------------------------------------------------------------------------
                                                             $  1,166,478
-------------------------------------------------------------------------
Insured-Water and Sewer -- 12.3%
-------------------------------------------------------------------------
     $3,950        Loudoun County, Sanitation Authority,
                   Water and Sewer Revenue, (MBIA),
                   4.75%, 1/1/30                             $  3,177,538
      1,000        Loudoun County, Sanitation Authority,
                   Water and Sewer Revenue, (MBIA),
                   4.75%, 1/1/21                                  836,190
      1,000        Prince William County Service Authority,
                   (FGIC), 4.75%, 7/1/29                          805,610
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Water and Sewer (continued)
-------------------------------------------------------------------------
     $3,600        Richmond, Public Utility Revenue,
                   (MBIA), 5.125%, 1/15/28                   $  3,122,172
      1,250        Upper Occoquan Sewage Authority, (MBIA),
                   5.00%, 7/1/25                                1,064,400
      1,000        Upper Occoquan Sewage Authority, (MBIA),
                   5.15%, 7/1/20                                  909,010
      6,150        Upper Occoquan Sewer Authority, (MBIA),
                   4.75%, 7/1/29                                4,926,580
-------------------------------------------------------------------------
                                                             $ 14,841,500
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 5.0%
-------------------------------------------------------------------------
     $2,000        Henrico County IDA, Lease, 7.00%, 8/1/13  $  2,214,900
      2,250        Henrico County IDA, Lease,
                   7.125%, 8/1/21                               2,504,407
      1,250        King George County IDA, Lease,
                   7.00%, 12/15/12                              1,262,088
-------------------------------------------------------------------------
                                                             $  5,981,395
-------------------------------------------------------------------------
Nursing Home -- 0.1%
-------------------------------------------------------------------------
     $  145        Covington-Allegheny County IDA, (Beverly
                   Enterprises), 9.375%, 9/1/01              $    147,413
-------------------------------------------------------------------------
                                                             $    147,413
-------------------------------------------------------------------------
Solid Waste -- 1.8%
-------------------------------------------------------------------------
     $2,250        Southeastern Public Service Authority,
                   Solid Waste Systems, (AMT),
                   6.00%, 7/1/13                             $  2,193,435
-------------------------------------------------------------------------
                                                             $  2,193,435
-------------------------------------------------------------------------
Special Tax Revenue -- 2.8%
-------------------------------------------------------------------------
     $1,500        Dulles Community Development Authority,
                   (Dulles Town Center), 6.25%, 3/1/26       $  1,393,965
      2,000        Heritage Hunt Community Development
                   Authority, 6.85%, 3/1/19                     1,965,640
-------------------------------------------------------------------------
                                                             $  3,359,605
-------------------------------------------------------------------------
Transportation -- 3.1%
-------------------------------------------------------------------------
     $1,750        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/36                  $  1,449,490
      1,250        Virginia Port Authority, (AMT),
                   5.90%, 7/1/16                                1,252,738
      1,000        Virginia State Transportation Board
                   Revenue, Route 28, Variable Rate,
                   4/1/18(1)                                    1,052,370
-------------------------------------------------------------------------
                                                             $  3,754,598
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

VIRGINIA MUNICIPALS PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Water and Sewer -- 4.8%
-------------------------------------------------------------------------
     $3,500        Fairfax County Water Authority,
                   5.00%, 4/1/21                             $  3,082,240
      1,000        Fairfax County Water Authority,
                   Variable Rate, 4/1/29(1)                       976,910
      1,750        Virginia Resource Authority, Clean Water
                   Revenue, (Revolving Fund),
                   5.625%, 10/1/22                              1,684,988
-------------------------------------------------------------------------
                                                             $  5,744,138
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.6%
   (identified cost $121,190,113)                            $119,032,656
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.4%                       $  1,732,160
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $120,764,816
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2000, 32.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.1% to 18.7% of total investments.
 (1)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2000

                                ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                 $71,921,037        $44,616,524         $61,819,614        $83,415,772
   Unrealized appreciation
      (depreciation)                (2,316,891)          (645,208)         (2,651,201)          (475,111)
------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $69,604,146        $43,971,316         $59,168,413        $82,940,661
------------------------------------------------------------------------------------------------------------
Cash                               $        --        $        --         $    74,684        $        --
Receivable for investments
   sold                                     --            203,541                  --          1,525,916
Interest receivable                  1,024,854            669,059             880,735          1,365,183
------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                       $70,629,000        $44,843,916         $60,123,832        $85,831,760
------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------
Demand note payable                $        --        $   100,000         $        --        $   600,000
Payable for when-issued
   securities                               --                 --             958,690                 --
Due to bank                             85,611             64,340                  --             59,452
Payable to affiliate for
   Trustees' fees                        1,181                425               1,160              1,020
Accrued expenses                         6,519              7,276               5,726              6,051
------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $    93,311        $   172,041         $   965,576        $   666,523
------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST
   IN PORTFOLIO                    $70,535,689        $44,671,875         $59,158,256        $85,165,237
------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions
   and withdrawals                 $72,852,580        $45,317,083         $61,809,457        $85,640,348
Net unrealized depreciation
   (computed on the basis of
   identified cost)                 (2,316,891)          (645,208)         (2,651,201)          (475,111)
------------------------------------------------------------------------------------------------------------
TOTAL                              $70,535,689        $44,671,875         $59,158,256        $85,165,237
------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2000

                                LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                  $28,853,203         $89,106,902         $59,198,084            $102,436,375
   Unrealized appreciation
      (depreciation)                 (1,337,257)         (6,549,698)         (1,306,665)                416,018
---------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE               $27,515,946         $82,557,204         $57,891,419            $102,852,393
---------------------------------------------------------------------------------------------------------------------
Cash                                $   952,257         $   422,041         $    64,561            $  8,117,953
Receivable for investments
   sold                                 165,164              35,353              45,000               1,191,000
Interest receivable                     438,197           1,322,656             801,155               1,715,652
---------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                        $29,071,564         $84,337,254         $58,802,135            $113,876,998
---------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------
Payable to affiliate for
   Trustees' fees                   $        --         $     1,020         $        --            $      1,535
Accrued expenses                          6,550               6,668               8,121                   7,595
---------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                   $     6,550         $     7,688         $     8,121            $      9,130
---------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST
   IN PORTFOLIO                     $29,065,014         $84,329,566         $58,794,014            $113,867,868
---------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions
   and withdrawals                  $30,402,271         $90,879,264         $60,100,679            $113,451,850
Net unrealized appreciation
   (depreciation) (computed on
   the basis of
   identified cost)                  (1,337,257)         (6,549,698)         (1,306,665)                416,018
---------------------------------------------------------------------------------------------------------------------
TOTAL                               $29,065,014         $84,329,566         $58,794,014            $113,867,868
---------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2000

                                OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                $85,065,183           $37,044,460             $44,413,468         $121,190,113
   Unrealized appreciation
      (depreciation)               (2,049,043)             (844,533)               (478,632)          (2,157,457)
-------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE             $83,016,140           $36,199,927             $43,934,836         $119,032,656
-------------------------------------------------------------------------------------------------------------------
Cash                              $        --           $   327,609             $   372,080         $         --
Interest receivable                 1,142,037               566,800                 694,323            1,921,175
-------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                      $84,158,177           $37,094,336             $45,001,239         $120,953,831
-------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------
Demand note payable               $        --           $        --             $        --         $    100,000
Due to bank                            73,085                    --                      --               76,941
Payable to affiliate for
   Trustees' fees                          --                   425                      --                1,290
Accrued expenses                        9,435                 4,846                   9,526               10,784
-------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                 $    82,520           $     5,271             $     9,526         $    189,015
-------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST
   IN PORTFOLIO                   $84,075,657           $37,089,065             $44,991,713         $120,764,816
-------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions
   and withdrawals                $86,124,700           $37,933,598             $45,470,345         $122,922,273
Net unrealized depreciation
   (computed on the basis of
   identified cost)                (2,049,043)             (844,533)               (478,632)          (2,157,457)
-------------------------------------------------------------------------------------------------------------------
TOTAL                             $84,075,657           $37,089,065             $44,991,713         $120,764,816
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000

                                          ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------------
Interest                                     $ 2,274,566        $ 1,428,546         $ 2,020,962        $ 2,817,748
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $ 2,274,566        $ 1,428,546         $ 2,020,962        $ 2,817,748
----------------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------------
Investment adviser fee                       $   132,145        $    64,845         $   109,287        $   170,662
Trustees fees and expenses                         5,659              1,682               5,640              6,011
Legal and accounting services                     23,537             23,890              24,743             26,091
Custodian fee                                     21,790             11,616              20,544             31,617
Miscellaneous                                      6,163              8,399               6,873              5,836
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $   189,294        $   110,432         $   167,087        $   240,217
----------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $        --        $        --         $        --        $    10,973
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $        --        $        --         $        --        $    10,973
----------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                 $   189,294        $   110,432         $   167,087        $   229,244
----------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $ 2,085,272        $ 1,318,114         $ 1,853,875        $ 2,588,504
----------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $  (334,357)       $  (276,649)        $  (316,002)       $  (343,912)
   Financial futures contracts                    (1,157)             2,054                  --             (5,213)
----------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                            $  (335,514)       $  (274,595)        $  (316,002)       $  (349,125)
----------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $(3,298,937)       $(1,404,646)        $(2,744,397)       $(3,525,063)
----------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                            $(3,298,937)       $(1,404,646)        $(2,744,397)       $(3,525,063)
----------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS             $(3,634,451)       $(1,679,241)        $(3,060,399)       $(3,874,188)
----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                $(1,549,179)       $  (361,127)        $(1,206,524)       $(1,285,684)
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000

                                          LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------------------------
Interest                                      $   925,820         $ 2,524,903         $ 1,985,196            $ 3,749,039
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                       $   925,820         $ 2,524,903         $ 1,985,196            $ 3,749,039
-------------------------------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                        $    33,089         $   161,974         $   105,749            $   243,930
Trustees fees and expenses                          1,281               5,520               4,543                  7,347
Legal and accounting services                      20,699              26,407              22,572                 26,790
Custodian fee                                      10,688              26,654              15,993                 21,190
Miscellaneous                                       3,475               7,230               6,065                  8,669
-------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                $    69,232         $   227,785         $   154,922            $   307,926
-------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                 $     3,036         $    11,094         $        --            $        --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                      $     3,036         $    11,094         $        --            $        --
-------------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                  $    66,196         $   216,691         $   154,922            $   307,926
-------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                         $   859,624         $ 2,308,212         $ 1,830,274            $ 3,441,113
-------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                             $  (396,059)        $   158,757         $   169,101            $  (223,571)
   Financial futures contracts                         --               1,051                  --                     --
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                      $  (396,059)        $   159,808         $   169,101            $  (223,571)
-------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)        $(1,167,803)        $(4,224,250)        $(3,547,660)           $(4,914,983)
-------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                             $(1,167,803)        $(4,224,250)        $(3,547,660)           $(4,914,983)
-------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS              $(1,563,862)        $(4,064,442)        $(3,378,559)           $(5,138,554)
-------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                 $  (704,238)        $(1,756,230)        $(1,548,285)           $(1,697,441)
-------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000

                                          OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------------------------
Interest                                    $ 2,708,547           $ 1,238,527             $ 1,406,800         $ 3,995,278
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                     $ 2,708,547           $ 1,238,527             $ 1,406,800         $ 3,995,278
-----------------------------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                      $   164,125           $    48,292             $    63,954         $   262,914
Trustees fees and expenses                        4,500                 1,682                   1,281               7,102
Legal and accounting services                    23,552                21,661                  21,666              26,815
Custodian fee                                    23,341                14,741                  11,643              34,777
Miscellaneous                                    10,039                 4,657                   5,814              14,148
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                              $   225,557           $    91,033             $   104,358         $   345,756
-----------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee               $     5,508           $     3,663             $        --         $        --
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                    $     5,508           $     3,663             $        --         $        --
-----------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                $   220,049           $    87,370             $   104,358         $   345,756
-----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                       $ 2,488,498           $ 1,151,157             $ 1,302,442         $ 3,649,522
-----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                           $    19,641           $  (153,588)            $     8,052         $   243,633
   Financial futures contracts                       --                 9,880                      --               5,868
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                    $    19,641           $  (143,708)            $     8,052         $   249,501
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)      $(3,895,935)          $(1,791,937)            $(1,777,280)        $(6,345,571)
-----------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                           $(3,895,935)          $(1,791,937)            $(1,777,280)        $(6,345,571)
-----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS            $(3,876,294)          $(1,935,645)            $(1,769,228)        $(6,096,070)
-----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                               $(1,387,796)          $  (784,488)            $  (466,786)        $(2,446,548)
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000

INCREASE (DECREASE) IN NET ASSETS         ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  2,085,272        $ 1,318,114        $  1,853,875        $  2,588,504
   Net realized gain (loss)                     (335,514)          (274,595)           (316,002)           (349,125)
   Net change in unrealized appreciation
      (depreciation)                          (3,298,937)        (1,404,646)         (2,744,397)         (3,525,063)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                               $ (1,549,179)       $  (361,127)       $ (1,206,524)       $ (1,285,684)
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                            $  3,866,170        $ 1,805,948        $  1,695,893        $  5,295,248
   Withdrawals                               (13,922,570)        (7,263,717)        (12,551,538)        (16,606,237)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $(10,056,400)       $(5,457,769)       $(10,855,645)       $(11,310,989)
----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $(11,605,579)       $(5,818,896)       $(12,062,169)       $(12,596,673)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of period                      $ 82,141,268        $50,490,771        $ 71,220,425        $ 97,761,910
----------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                            $ 70,535,689        $44,671,875        $ 59,158,256        $ 85,165,237
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000

INCREASE (DECREASE) IN NET ASSETS         LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $   859,624         $  2,308,212        $ 1,830,274            $  3,441,113
   Net realized gain (loss)                      (396,059)             159,808            169,101                (223,571)
   Net change in unrealized appreciation
      (depreciation)                           (1,167,803)          (4,224,250)        (3,547,660)             (4,914,983)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                 $  (704,238)        $ (1,756,230)       $(1,548,285)           $ (1,697,441)
-------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $ 2,671,830         $  3,786,993        $ 1,312,737            $  2,724,034
   Withdrawals                                 (5,570,078)         (12,924,421)        (9,234,725)            (16,488,855)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                               $(2,898,248)        $ (9,137,428)       $(7,921,988)           $(13,764,821)
-------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $(3,602,486)        $(10,893,658)       $(9,470,273)           $(15,462,262)
-------------------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------------------
At beginning of period                        $32,667,500         $ 95,223,224        $68,264,287            $129,330,130
-------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                              $29,065,014         $ 84,329,566        $58,794,014            $113,867,868
-------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000

INCREASE (DECREASE) IN NET ASSETS         OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  2,488,498          $ 1,151,157             $ 1,302,442         $  3,649,522
   Net realized gain (loss)                       19,641             (143,708)                  8,052              249,501
   Net change in unrealized appreciation
      (depreciation)                          (3,895,935)          (1,791,937)             (1,777,280)          (6,345,571)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                               $ (1,387,796)         $  (784,488)            $  (466,786)        $ (2,446,548)
-----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                            $  3,922,560          $ 1,513,436             $ 2,268,778         $  4,507,281
   Withdrawals                               (12,776,559)          (8,472,906)             (6,217,748)         (18,920,171)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $ (8,853,999)         $(6,959,470)            $(3,948,970)        $(14,412,890)
-----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $(10,241,795)         $(7,743,958)            $(4,415,756)        $(16,859,438)
-----------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                      $ 94,317,452          $44,833,023             $49,407,469         $137,624,254
-----------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                            $ 84,075,657          $37,089,065             $44,991,713         $120,764,816
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1999

INCREASE (DECREASE) IN NET ASSETS         ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  4,645,606        $  2,845,321       $  4,288,064        $  5,787,422
   Net realized gain (loss)                    1,822,635             765,765          1,152,984             987,147
   Net change in unrealized appreciation
      (depreciation)                          (7,171,556)         (3,759,621)        (7,104,173)         (6,310,409)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $   (703,315)       $   (148,535)      $ (1,663,125)       $    464,160
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                            $  7,798,450        $  5,682,021       $  5,916,906        $  6,215,330
   Withdrawals                               (19,730,570)        (11,297,759)       (20,284,630)        (21,552,860)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $(11,932,120)       $ (5,615,738)      $(14,367,724)       $(15,337,530)
----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $(12,635,435)       $ (5,764,273)      $(16,030,849)       $(14,873,370)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                        $ 94,776,703        $ 56,255,044       $ 87,251,274        $112,635,280
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $ 82,141,268        $ 50,490,771       $ 71,220,425        $ 97,761,910
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1999

INCREASE (DECREASE) IN NET ASSETS         LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $ 1,842,095         $  5,197,771        $  3,882,521           $  7,585,943
   Net realized gain (loss)                      (132,083)           1,057,196             531,100              1,052,272
   Net change in unrealized appreciation
      (depreciation)                           (2,534,222)          (9,405,694)         (5,290,349)           (10,001,534)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                            $  (824,210)        $ (3,150,727)       $   (876,728)          $ (1,363,319)
-------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $ 4,126,276         $ 11,497,954        $  7,132,282           $  7,046,445
   Withdrawals                                 (7,144,339)         (18,276,256)        (12,389,264)           (29,283,120)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                               $(3,018,063)        $ (6,778,302)       $ (5,256,982)          $(22,236,675)
-------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $(3,842,273)        $ (9,929,029)       $ (6,133,710)          $(23,599,994)
-------------------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------------------
At beginning of year                          $36,509,773         $105,152,253        $ 74,397,997           $152,930,124
-------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                $32,667,500         $ 95,223,224        $ 68,264,287           $129,330,130
-------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1999

INCREASE (DECREASE) IN NET ASSETS         OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  5,266,291          $  2,658,896            $ 2,778,943         $  7,742,491
   Net realized gain (loss)                    1,043,805              (175,546)               111,739            1,479,464
   Net change in unrealized appreciation
      (depreciation)                          (6,028,925)           (3,664,758)            (2,876,879)          (9,945,787)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $    281,171          $ (1,181,408)           $    13,803         $   (723,832)
-----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                            $ 10,547,640          $  6,573,386            $ 5,309,074         $ 12,279,948
   Withdrawals                               (20,266,456)          (10,676,028)            (9,624,115)         (25,189,332)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $ (9,718,816)         $ (4,102,642)           $(4,315,041)        $(12,909,384)
-----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $ (9,437,645)         $ (5,284,050)           $(4,301,238)        $(13,633,216)
-----------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------
At beginning of year                        $103,755,097          $ 50,117,073            $53,708,707         $151,257,470
-----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $ 94,317,452          $ 44,833,023            $49,407,469         $137,624,254
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  ALABAMA PORTFOLIO
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)            1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------
Expenses(1)                               0.51%(2)         0.46%        0.49%        0.50%        0.49%        0.47%
Expenses after custodian fee
   reduction                              0.51%(2)         0.45%        0.47%        0.49%        0.45%          --
Net investment income                     5.58%(2)         5.18%        5.21%        5.47%        5.50%        5.77%
Portfolio Turnover                           5%              23%          23%          23%          52%          51%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $70,536          $82,141      $94,777     $102,356     $108,544     $118,486
--------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  ARKANSAS PORTFOLIO
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)            1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------
Expenses(1)                               0.47%(2)         0.45%        0.44%        0.49%        0.48%        0.46%
Expenses after custodian fee
   reduction                              0.47%(2)         0.43%        0.43%        0.48%        0.46%          --
Net investment income                     5.64%(2)         5.25%        5.22%        5.40%        5.40%        5.69%
Portfolio Turnover                          12%              24%          13%          17%          11%          23%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $44,672          $50,491      $56,255      $62,686      $74,103      $81,535
--------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  GEORGIA PORTFOLIO
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)            1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------
Expenses(1)                               0.52%(2)         0.46%        0.48%        0.49%        0.50%        0.46%
Expenses after custodian fee
   reduction                              0.52%(2)         0.42%        0.47%        0.47%        0.45%          --
Net investment income                     5.72%(2)         5.31%        5.29%        5.55%        5.59%        5.73%
Portfolio Turnover                          12%              38%          19%          13%          21%          48%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $59,158          $71,220      $87,251      $95,162     $108,974     $122,949
--------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  KENTUCKY PORTFOLIO
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)            1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------
Expenses(1)                               0.53%(2)         0.49%        0.49%        0.51%        0.53%        0.49%
Expenses after custodian fee
   reduction                              0.51%(2)         0.47%        0.48%        0.48%        0.50%          --
Net investment income                     5.75%(2)         5.36%        5.38%        5.56%        5.49%        5.75%
Portfolio Turnover                           6%              11%          15%          28%          28%          30%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $85,165          $97,762     $112,635     $123,110     $133,017     $145,269
--------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 LOUISIANA PORTFOLIO
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)            1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
--------------------------------------------------------------------------------------------------------------------
Net expenses(1)                           0.45%(2)         0.37%        0.39%        0.40%        0.30%        0.22%
Net expenses after custodian
   fee reduction                          0.43%(2)         0.34%        0.34%        0.38%        0.23%          --
Net investment income                     5.62%(2)         5.16%        5.25%        5.85%        5.90%        6.06%
Portfolio Turnover                          12%              20%          43%          27%          99%          46%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $29,065          $32,668      $36,510      $34,432      $35,049      $34,309
--------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses(1)                                                                                       0.41%        0.33%
Expenses after custodian fee
   reduction                                                                                      0.35%          --
Net investment income                                                                             5.79%        5.95%
--------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended August 31, 1995 have not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  MARYLAND PORTFOLIO
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)            1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------
Expenses(1)                               0.51%(2)         0.49%        0.48%        0.48%        0.51%        0.47%
Expenses after custodian fee
   reduction                              0.49%(2)         0.46%        0.44%        0.45%        0.48%          --
Net investment income                     5.18%(2)         5.05%        5.11%        5.38%        5.50%        5.79%
Portfolio Turnover                           7%              31%          30%          30%          33%          30%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $84,330          $95,223     $105,152     $107,401     $110,588     $115,004
--------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting quidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  MISSOURI PORTFOLIO
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)            1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------
Expenses(1)                               0.49%(2)         0.46%        0.47%        0.47%        0.49%        0.48%
Expenses after custodian fee
   reduction                              0.49%(2)         0.44%        0.45%        0.46%        0.47%          --
Net investment income                     5.80%(2)         5.28%        5.31%        5.52%        5.52%        5.76%
Portfolio Turnover                           8%              21%          11%           5%          36%          24%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $58,794          $68,264      $74,398      $79,882      $85,162      $93,162
--------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               NORTH CAROLINA PORTFOLIO
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)            1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------
Expenses(1)                               0.51%(2)         0.50%        0.51%        0.52%        0.52%        0.48%
Expenses after custodian fee
   reduction                              0.51%(2)         0.49%        0.48%        0.50%        0.48%          --
Net investment income                     5.73%(2)         5.24%        5.31%        5.53%        5.51%        5.78%
Portfolio Turnover                           7%               3%          26%          42%          54%          33%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $113,868         $129,330     $152,930     $167,571     $187,044     $195,179
--------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                   OREGON PORTFOLIO
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)            1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------
Expenses(1)                               0.51%(2)         0.48%        0.48%        0.56%        0.50%        0.50%
Expenses after custodian fee
   reduction                              0.50%(2)         0.47%        0.48%        0.55%        0.47%          --
Net investment income                     5.67%(2)         5.27%        5.28%        5.46%        5.37%        5.60%
Portfolio Turnover                          15%              35%           9%          22%          28%          22%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $84,076          $94,317     $103,755     $113,693     $129,759     $146,391
--------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               SOUTH CAROLINA PORTFOLIO
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)            1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------
Expenses(1)                               0.46%(2)         0.43%        0.44%        0.51%        0.53%        0.44%
Expenses after custodian fee
   reduction                              0.44%(2)         0.40%        0.43%        0.50%        0.51%          --
Net investment income                     5.79%(2)         5.33%        5.37%        5.59%        5.65%        5.81%
Portfolio Turnover                           8%              26%          21%           8%          36%          75%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $37,089          $44,833      $50,117      $53,970      $58,318      $61,412
--------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 TENNESSEE PORTFOLIO
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -------------------------------------------------------------
                                  (UNAUDITED)            1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------
Expenses(1)                               0.45%(2)         0.42%        0.44%        0.43%        0.45%        0.41%
Expenses after custodian fee
   reduction                              0.45%(2)         0.41%        0.42%        0.42%        0.43%          --
Net investment income                     5.60%(2)         5.23%        5.20%        5.48%        5.52%        5.81%
Portfolio Turnover                           8%              13%          21%           3%          39%          20%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $44,992          $49,407      $53,709      $54,162      $56,065      $58,673
--------------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               VIRGINIA PORTFOLIO
                                  -----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    --------------------------------------------------------
                                  (UNAUDITED)            1999        1998        1997        1996        1995
---------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
---------------------------------------------------------------------------------------------------------------
Expenses(1)                               0.54%(2)        0.50%       0.52%       0.52%       0.51%        0.48%
Expenses after custodian fee
   reduction                              0.54%(2)        0.48%       0.50%       0.49%       0.48%          --
Net investment income                     5.68%(2)        5.26%       5.27%       5.53%       5.55%        5.81%
Portfolio Turnover                          10%             17%          8%         25%         30%          38%
---------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $120,765         $137,624    $151,257    $161,658    $177,644    $191,748
---------------------------------------------------------------------------------------------------------------

 (1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Alabama Municipals Portfolio (Alabama Portfolio), Arkansas Municipals Portfolio (Arkansas Portfolio), Georgia Municipals Portfolio (Georgia Portfolio), Kentucky Municipals Portfolio (Kentucky Portfolio), Louisiana Municipals Portfolio (Louisiana Portfolio), Maryland Municipals Portfolio (Maryland Portfolio), Missouri Municipals Portfolio (Missouri Portfolio), North Carolina Municipals Portfolio (North Carolina Portfolio), Oregon Municipals Portfolio (Oregon Portfolio), South Carolina Municipals Portfolio (South Carolina Portfolio), Tennessee Municipals Portfolio (Tennessee Portfolio) and Virginia Municipals Portfolio (Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes.

 C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Interim Financial Statements -- The interim financial statements relating to
   February 29, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended February 29, 2000 the Portfolios paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE(1)
    -------------------------------------------------------------------------
    Alabama                                   $132,145                  0.35%
    Arkansas                                    64,845                  0.28%
    Georgia                                    109,287                  0.34%
    Kentucky                                   170,662                  0.38%
    Louisiana                                   33,089                  0.22%
    Maryland                                   161,974                  0.36%
    Missouri                                   105,749                  0.33%
    North Carolina                             243,930                  0.41%
    Oregon                                     164,125                  0.37%
    South Carolina                              48,292                  0.24%
    Tennessee                                   63,954                  0.27%
    Virginia                                   262,914                  0.41%

 (1)  Advisory fees paid as a percentage of average daily net assets
      (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 29, 2000 no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the six months ended February 29, 2000 were as follows:

    ALABAMA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,544,251
    Sales                                      11,171,017

    ARKANSAS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,388,705
    Sales                                      10,022,012

    GEORGIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 7,949,637
    Sales                                      17,127,141

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    KENTUCKY PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,117,118
    Sales                                      14,137,660

    LOUISIANA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,524,580
    Sales                                       6,859,547
    MARYLAND PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,847,700
    Sales                                      13,306,069

    MISSOURI PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,691,760
    Sales                                      12,316,452

    NORTH CAROLINA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 8,352,203
    Sales                                      27,195,760

    OREGON PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $13,419,602
    Sales                                      18,546,878

    SOUTH CAROLINA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,098,579
    Sales                                       9,859,457
    TENNESSEE PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,846,481
    Sales                                       6,842,543
    VIRGINIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $13,283,999
    Sales                                      23,682,982

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at February 29, 2000 as computed on a federal income tax basis, are as follows:

    ALABAMA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 71,921,037
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,657,017
    Gross unrealized depreciation               (3,973,908)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (2,316,891)
    ------------------------------------------------------

    ARKANSAS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 44,616,524
    ------------------------------------------------------
    Gross unrealized appreciation             $    727,877
    Gross unrealized depreciation               (1,373,085)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (645,208)
    ------------------------------------------------------

    GEORGIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 61,819,614
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,581,938
    Gross unrealized depreciation               (4,233,139)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (2,651,201)
    ------------------------------------------------------

    KENTUCKY PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 83,415,772
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,283,330
    Gross unrealized depreciation               (2,758,441)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (475,111)
    ------------------------------------------------------

    LOUISIANA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 28,853,203
    ------------------------------------------------------
    Gross unrealized appreciation             $    302,649
    Gross unrealized depreciation               (1,639,906)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (1,337,257)
    ------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    MARYLAND PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 89,106,902
    ------------------------------------------------------
    Gross unrealized appreciation             $    929,549
    Gross unrealized depreciation               (7,479,247)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (6,549,698)
    ------------------------------------------------------

    MISSOURI PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 59,198,084
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,767,285
    Gross unrealized depreciation               (3,073,950)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (1,306,665)
    ------------------------------------------------------

    NORTH CAROLINA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $102,436,375
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,484,683
    Gross unrealized depreciation               (3,068,665)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    416,018
    ------------------------------------------------------

    OREGON PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 85,065,183
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,411,117
    Gross unrealized depreciation               (3,460,160)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (2,049,043)
    ------------------------------------------------------

    SOUTH CAROLINA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 37,044,460
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,048,546
    Gross unrealized depreciation               (1,893,079)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (844,533)
    ------------------------------------------------------

    TENNESSEE PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 44,413,468
    ------------------------------------------------------
    Gross unrealized appreciation             $    965,282
    Gross unrealized depreciation               (1,443,914)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (478,632)
    ------------------------------------------------------

    VIRGINIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $121,190,113
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,810,342
    Gross unrealized depreciation               (4,967,799)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (2,157,457)
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At February 29, 2000 the Arkansas Portfolio, Kentucky Portfolio and Virginia Portfolio had balances outstanding pursuant to this line of credit of $100,000, $600,000 and $100,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the six months ended February 29, 2000.

6 Financial Instruments
-------------------------------------------

   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At February 29, 2000 there were no outstanding obligations under these financial instruments.

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPALS FUNDS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President and Portfolio
Manager of South Carolina
Municipals Portfolio

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio
Manager of Alabama, Kentucky,
and Maryland Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio
Manager of Georgia, Missouri, and
Tennessee Municipals Portfolios

Robert B. MacIntosh
Vice President and Portfolio
Manager of Louisiana, North
Carolina, and Virginia Municipals
Portfolios

Thomas M. Metzold
Vice President and Portfolio
Manager of Arkansas and Oregon
Municipals Portfolios

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate Schoool of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

PORTFOLIO INVESTMENT ADVISER
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


FUND ADMINISTRATOR
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attention:  Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653


EATON VANCE MUNICIPALS TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109







-------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------
445/4/00                                                          12MUNISRC-4/00